                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-8532
                                  ----------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:    11-30
                          ------------------------------------------------------

Date of reporting period:   08-31-2006
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
AUGUST 31, 2006

[american century investments logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 44.2%
AEROSPACE & DEFENSE - 0.6%
            31,942  BE Aerospace, Inc.(1)                          $     762,136
            10,939  Boeing Co.                                           819,331
            10,600  Honeywell International Inc.                         410,432
             5,100  Lockheed Martin Corp.                                421,260
             9,200  Northrop Grumman Corp.                               614,652
            12,800  Precision Castparts Corp.                            748,032
            14,200  United Technologies Corp.                            890,482
                                                                 ---------------
                                                                       4,666,325
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.1%
               692  FedEx Corporation                                     69,913
            13,730  United Parcel Service, Inc. Cl B                     961,786
                                                                 ---------------
                                                                       1,031,699
                                                                 ---------------
AIRLINES - 0.1%
            14,700  Continental Airlines Inc. Cl B(1)                    368,823
             8,620  Ryanair Holdings plc ADR(1)                          472,979
             3,053  Southwest Airlines Co.                                52,878
                                                                 ---------------
                                                                         894,680
                                                                 ---------------
AUTO COMPONENTS(2)
            10,212  ArvinMeritor Inc.                                    151,648
             6,300  Lear Corporation                                     128,142
                                                                 ---------------
                                                                         279,790
                                                                 ---------------
AUTOMOBILES - 0.2%
             6,390  Bayerische Motoren
                    Werke AG ORD                                         331,090
               796  Harley-Davidson, Inc.                                 46,574
            16,400  Toyota Motor Corp. ORD                               890,453
                                                                 ---------------
                                                                       1,268,117
                                                                 ---------------
BEVERAGES - 1.0%
            23,800  Anheuser-Busch Companies, Inc.                     1,175,244
            51,670  Coca-Cola Company (The)                            2,315,333
            27,800  Coca-Cola Enterprises Inc.                           619,940
            33,622  Pepsi Bottling Group Inc.                          1,177,106
            21,418  PepsiCo, Inc.                                      1,398,167
             1,830  Pernod-Ricard SA ORD                                 399,300
                                                                 ---------------
                                                                       7,085,090
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
             6,799  Alkermes Inc.(1)                                     111,164
            26,711  Amgen Inc.(1)                                      1,814,477
             3,700  Amylin Pharmaceuticals, Inc.(1)                      167,721
               692  Biogen Idec Inc.(1)                                   30,545
            10,200  Celgene Corp.(1)                                     415,038

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,776  Cephalon, Inc.(1)                                    101,268
             4,300  Genentech, Inc.(1)                                   354,836
             8,800  Gilead Sciences, Inc.(1)                             557,920
             4,585  ImClone Systems Inc.(1)                              137,092
                                                                 ---------------
                                                                       3,690,061
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            14,800  Daikin Industries Ltd. ORD                           452,881
            20,000  Masco Corp.                                          548,200
               170  Universal Forest Products Inc.                         8,289
             6,666  USG Corp.(1)                                         339,966
                                                                 ---------------
                                                                       1,349,336
                                                                 ---------------
CAPITAL MARKETS - 1.7%
            40,850  Amvescap plc ORD                                     421,758
            21,700  Bank of New York Co., Inc. (The)                     732,375
             4,000  Bear Stearns
                    Companies Inc. (The)                                 521,400
             8,840  Credit Suisse Group ORD                              493,207
            11,859  Goldman Sachs Group, Inc. (The)                    1,762,840
             7,800  Investment Technology
                    Group Inc.(1)                                        360,438
            11,871  Lehman Brothers Holdings Inc.                        757,489
            93,370  Man Group plc ORD                                    751,016
            14,300  Mellon Financial Corp.                               532,389
            17,700  Merrill Lynch & Co., Inc.                          1,301,481
            36,794  Morgan Stanley                                     2,420,676
             6,503  Northern Trust Corp.                                 364,103
             6,900  SEI Investments Co.                                  352,176
             3,062  State Street Corp.                                   189,232
            20,330  UBS AG ORD                                         1,150,786
                                                                 ---------------
                                                                      12,111,366
                                                                 ---------------
CHEMICALS - 1.4%
             2,300  Air Products & Chemicals, Inc.                       152,467
            33,474  Celanese Corp., Series A                             618,934
            34,000  du Pont (E.I.) de Nemours & Co.                    1,358,980
             5,840  Georgia Gulf Corporation                             154,994
            11,727  Hercules Inc.(1)                                     182,941
            44,900  International Flavors &
                    Fragrances Inc.                                    1,785,672
            15,774  Lyondell Chemical Co.                                409,809
            15,700  Minerals Technologies Inc.                           816,243
            32,524  Monsanto Co.                                       1,542,939
            16,200  Nalco Holding Co.(1)                                 301,482
             7,700  Nitto Denko Corp. ORD                                553,282
             4,767  OM Group, Inc.(1)                                    190,680
            13,900  PPG Industries, Inc.                                 880,704
             8,200  Shin-Etsu Chemical Co., Ltd. ORD                     467,593
             3,100  Syngenta AG ORD                                      455,256
             4,684  Westlake Chemical Corp.                              140,333
                                                                 ---------------
                                                                      10,012,309
                                                                 ---------------
COMMERCIAL BANKS - 2.6%
            33,810  Anglo Irish Bank Corp. plc ORD                       558,816
            31,680  Banco Popolare di Verona
                    e Novara Scrl ORD                                    941,688

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            28,510  Bank of Ireland ORD                                  542,447
            81,000  Bank of Yokohama Ltd. (The) ORD                      640,709
            52,600  Barclays plc ORD                                     658,800
             6,700  BB&T Corporation                                     286,760
             1,973  Colonial BancGroup Inc. (The)                         48,319
            12,100  Compass Bancshares Inc.                              701,800
             5,550  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                    335,636
            24,100  Fifth Third Bancorp                                  948,094
             8,900  KBC Groupe ORD                                       958,433
               503  KeyCorp                                               18,505
                50  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                      681,896
            24,580  National Australia Bank Ltd. ORD                     681,745
            22,290  National Bank of Greece SA ORD                       925,314
            10,900  National City Corp.                                  376,922
             9,115  PNC Financial Services Group                         645,251
            21,400  Royal Bank of Scotland Group
                    plc ORD                                              726,430
             6,910  Societe Generale ORD                               1,115,533
            19,300  SunTrust Banks, Inc.                               1,474,520
            12,720  Svenska Handelsbanken
                    AB Cl A ORD                                          331,799
            44,099  U.S. Bancorp                                       1,414,255
            24,200  Wachovia Corp.                                     1,322,046
            80,176  Wells Fargo & Co.                                  2,786,115
                                                                 ---------------
                                                                      19,121,833
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            13,470  Adecco SA ORD                                        787,652
            65,800  Capita Group plc ORD                                 685,623
             2,900  Corrections Corp. of America(1)                      182,236
             5,774  Covanta Holding Corp.(1)                             118,887
             6,424  John H. Harland Company                              240,001
            13,600  R.R. Donnelley & Sons Company                        440,912
            14,400  Republic Services, Inc. Cl A                         558,432
            27,741  Waste Management, Inc.                               950,961
                                                                 ---------------
                                                                       3,964,704
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
            43,500  CIENA Corporation(1)                                 171,825
            93,032  Cisco Systems Inc.(1)                              2,045,774
             6,300  CommScope Inc.(1)                                    184,023
            39,909  Motorola, Inc.                                       933,072
            22,760  Nokia Oyj                                            476,786
           125,890  Telefonaktiebolaget LM
                    Ericsson Cl B ORD                                    418,730
                                                                 ---------------
                                                                       4,230,210
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.7%
             7,500  Apple Computer, Inc.(1)                              508,875
            13,500  Dell Inc.(1)                                         304,425
             3,900  Diebold, Inc.                                        163,449
           101,121  Hewlett-Packard Co.                                3,697,034
             4,023  Lexmark International, Inc. Cl A(1)                  225,570
            11,500  Seagate Technology                                   255,875
                                                                 ---------------
                                                                       5,155,228
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.2%
            10,412  Foster Wheeler Ltd.(1)                               452,610
             8,829  Granite Construction Inc.                            473,676
             9,510  Hochtief AG ORD                                      541,366
            10,017  Quanta Services, Inc.(1)                             177,601
                                                                 ---------------
                                                                       1,645,253
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             8,520  Holcim Ltd. ORD                                      690,352
                                                                 ---------------
CONSUMER FINANCE - 0.3%
            14,122  American Express Co.                                 741,970
             6,138  Capital One Financial Corp.                          448,688
             4,780  ORIX Corp. ORD                                     1,269,152
                                                                 ---------------
                                                                       2,459,810
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            17,500  Bemis Co., Inc.                                      565,250
            14,714  Temple-Inland Inc.                                   655,067
                                                                 ---------------
                                                                       1,220,317
                                                                 ---------------
DISTRIBUTORS(2)
           141,400  Li & Fung Ltd. ORD                                   336,351
                                                                 ---------------
DIVERSIFIED - 0.4%
            15,980  iShares MSCI EAFE Index Fund                       1,080,248
             1,500  iShares Russell 1000 Growth
                    Index Fund                                            76,350
            15,200  Standard and Poor's 500
                    Depositary Receipt                                 1,987,096
                                                                 ---------------
                                                                       3,143,694
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
             6,253  Apollo Group Inc. Cl A(1)                            313,963
            13,100  H & R Block, Inc.                                    275,493
                                                                 ---------------
                                                                         589,456
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.7%
           128,159  Bank of America Corp.                              6,596,344
           133,422  Citigroup Inc.                                     6,584,376
             3,360  Deutsche Boerse AG ORD                               510,013
            25,310  ING Groep N.V. CVA                                 1,094,460
            94,205  J.P. Morgan Chase & Co.                            4,301,400
            15,273  McGraw-Hill
                    Companies, Inc. (The)                                853,913
                                                                 ---------------
                                                                      19,940,506
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
            93,479  AT&T Inc.                                          2,910,001
            30,868  BellSouth Corp.                                    1,256,945

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               463  CenturyTel Inc.                                       18,437
             8,300  Commonwealth Telephone
                    Enterprises, Inc.                                    292,658
            21,900  Hellenic Telecommunications
                    Organization SA ORD(1)                               505,069
            71,570  Telenor ASA ORD                                      905,634
            53,471  Verizon Communications Inc.                        1,881,110
                                                                 ---------------
                                                                       7,769,854
                                                                 ---------------
ELECTRIC UTILITIES - 0.7%
            17,200  Allegheny Energy, Inc.(1)                            717,928
             3,870  E.On AG ORD                                          491,679
            19,300  Exelon Corporation                                 1,176,914
             6,668  FirstEnergy Corp.                                    380,476
            15,720  Fortum Oyj ORD                                       422,966
             1,169  FPL Group, Inc.                                       51,962
            16,900  Northeast Utilities                                  385,489
            15,775  Pepco Holdings, Inc.                                 400,527
            28,400  PPL Corporation                                      993,148
                                                                 ---------------
                                                                       5,021,089
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
            80,640  ABB Ltd. ORD                                       1,071,530
               150  Acuity Brands Inc.                                     6,410
            15,000  Alstom RGPT ORD(1)                                 1,414,499
             6,800  Cooper Industries, Ltd. Cl A                         556,784
            11,200  Emerson Electric Co.                                 920,080
             7,800  Hubbell Inc. Cl B                                    362,700
            32,000  Matsushita Electric
                    Works, Ltd. ORD                                      341,493
            49,000  Mitsubishi Electric Corp. ORD                        404,296
             7,107  Roper Industries Inc.                                329,623
                                                                 ---------------
                                                                       5,407,415
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
             3,100  Amphenol Corp. Cl A                                  178,157
             3,300  Anixter International Inc.                           179,817
            13,600  Hoya Corp. ORD                                       494,988
             1,831  Itron Inc.(1)                                        102,499
             5,200  Molex Inc.                                           189,644
             9,700  Murata Manufacturing Co. Ltd.
                    ORD                                                  668,054
               731  Plexus Corp.(1)                                       14,488
                                                                 ---------------
                                                                       1,827,647
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
             3,227  Aker Kvaerner ASA ORD                                308,806
             4,400  Cameron International Corp.(1)                       210,804
             5,109  Core Laboratories N.V.(1)                            374,847
             2,400  Diamond Offshore Drilling, Inc.                      173,952
             4,100  Dril-Quip Inc.(1)                                    314,839
            35,158  Grey Wolf Inc.(1)                                    257,005
            12,500  Oceaneering International, Inc.(1)                   449,625
            25,528  Saipem SpA ORD                                       572,059
            10,800  Schlumberger Ltd.                                    662,040
            19,400  Superior Energy Services(1)                          619,442

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            46,200  TETRA Technologies, Inc.(1)                        1,284,822
                                                                 ---------------
                                                                       5,228,241
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
            15,900  CVS Corp.                                            533,445
            53,641  Kroger Co. (The)                                   1,277,192
               666  Longs Drug Stores Corp.                               30,256
            14,200  Safeway Inc.                                         439,206
            13,600  Seven & i Holdings Co. Ltd. ORD                      481,077
            96,970  Tesco plc ORD                                        696,849
            29,100  Wal-Mart Stores, Inc.                              1,301,353
             6,900  Walgreen Co.                                         341,274
                                                                 ---------------
                                                                       5,100,652
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            12,936  Archer-Daniels-Midland Co.                           532,575
            34,067  Campbell Soup Co.                                  1,279,896
            14,600  ConAgra Foods, Inc.                                  347,480
             7,728  Delta and Pine Land Company                          312,675
            21,769  General Mills, Inc.                                1,180,533
             7,990  Groupe Danone ORD                                  1,099,474
            22,500  H.J. Heinz Co.                                       941,400
             1,700  Hershey Company (The)                                 91,732
            34,400  Kraft Foods Inc. Cl A                              1,166,504
               960  Nestle SA ORD                                        330,221
            13,330  Royal Numico N.V. ORD                                619,287
            23,500  Sara Lee Corp.                                       390,805
                65  Seaboard Corp.                                        91,000
            52,700  Unilever N.V. New York Shares                      1,256,368
                                                                 ---------------
                                                                       9,639,950
                                                                 ---------------
GAS UTILITIES - 0.1%
               478  UGI Corp.                                             11,854
            11,800  WGL Holdings Inc.                                    366,626
                                                                 ---------------
                                                                         378,480
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
             7,300  Advanced Medical Optics Inc.(1)                      351,495
             3,682  Alcon Inc.                                           433,703
            11,505  Baxter International, Inc.                           510,592
            27,500  Beckman Coulter, Inc.                              1,506,175
            24,678  Becton Dickinson & Co.                             1,720,056
             2,700  Cytyc Corp.(1)                                        64,503
             2,400  DJO Inc.(1)                                           92,568
             6,752  Edwards Lifesciences
                    Corporation(1)                                       315,251
             5,610  Essilor International SA Cie
                    Generale D'Optique ORD                               580,775
               940  Hillenbrand Industries, Inc.                          53,646
             4,200  Hologic, Inc.(1)                                     181,356
             3,308  Kinetic Concepts Inc.(1)                             104,533
            25,100  Symmetry Medical Inc.(1)                             348,137
                                                                 ---------------
                                                                       6,262,790
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.3%
            13,919  AmerisourceBergen Corp.                              614,663
             7,038  Cardinal Health, Inc.                                474,502
             8,100  Caremark Rx Inc.                                     469,314
             2,100  Express Scripts, Inc.(1)                             176,568
             6,799  Fresenius Medical Care AG ORD                        897,081
            24,300  HCA Inc.                                           1,198,476
            23,645  Humana Inc.(1)                                     1,440,690
             9,500  Laboratory Corp. of America
                    Holdings(1)                                          649,990
             8,300  Manor Care, Inc.                                     433,260
            22,463  McKesson Corp.                                     1,141,120
             8,500  Quest Diagnostics Inc.                               546,380
            16,323  Sierra Health Services, Inc.(1)                      700,257
            13,988  UnitedHealth Group Incorporated                      726,677
             6,186  WellCare Health Plans Inc.(1)                        346,911
                                                                 ---------------
                                                                       9,815,889
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
            14,900  Emdeon Corp.(1)                                      176,565
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
             8,040  Accor SA ORD                                         514,547
            12,003  Choice Hotels International Inc.                     455,034
            17,662  Darden Restaurants, Inc.                             625,235
            14,100  International Game Technology                        545,388
             9,000  International Speedway Corp.                         435,600
             8,600  Las Vegas Sands Corp.(1)                             600,366
            26,067  McDonald's Corporation                               935,805
            23,800  OSI Restaurant Partners, Inc.                        737,086
               244  Papa John's International Inc.(1)                      8,296
            15,200  Speedway Motorsports Inc.                            566,504
             5,804  Yum! Brands, Inc.                                    283,700
                                                                 ---------------
                                                                       5,707,561
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
            14,570  Koninklijke Royal Philips
                    Electronics N.V. ORD                                 496,937
            26,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                             556,256
             2,400  Mohawk Industries Inc.(1)                            170,112
            36,900  Newell Rubbermaid Inc.                               995,931
            53,000  Sekisui Chemical Co. Ltd. ORD                        465,309
                                                                 ---------------
                                                                       2,684,545
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
            17,904  Colgate-Palmolive Co.                              1,071,733
            35,100  Kimberly-Clark Corp.                               2,228,850
            27,812  Reckitt Benckiser plc ORD                          1,154,944
                                                                 ---------------
                                                                       4,455,527
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
            32,342  AES Corp. (The)(1)                                   686,944
            25,236  TXU Corp.                                          1,670,876
                                                                 ---------------
                                                                       2,357,820
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
            94,500  General Electric Co.                               3,218,671
            43,000  Keppel Corp. Ltd. ORD                                409,901
            35,947  McDermott International, Inc.(1)                   1,732,645
            10,000  Textron Inc.                                         838,600
            32,600  Tyco International Ltd.                              852,490
                                                                 ---------------
                                                                       7,052,307
                                                                 ---------------
INSURANCE - 1.9%
             4,582  Ace, Ltd.                                            246,787
            18,057  Admiral Group plc ORD                                232,866
            18,600  Allstate Corp.                                     1,077,684
             4,000  American Financial Group, Inc.                       186,880
            46,300  American International Group, Inc.                 2,954,865
            12,513  Arch Capital Group Ltd.(1)                           745,775
            27,159  AXA SA ORD                                         1,009,127
            21,126  Berkley (W.R.) Corp.                                 739,410
                 6  Berkshire Hathaway Inc. Cl A(1)                      576,582
            11,994  Chubb Corp.                                          601,619
             3,800  Endurance Specialty Holdings Ltd.                    122,626
            12,700  Hartford Financial Services
                    Group Inc. (The)                                   1,090,422
             1,787  LandAmerica Financial Group Inc.                     113,010
            17,700  Loews Corp.                                          681,096
            44,000  Marsh & McLennan
                    Companies, Inc.                                    1,151,040
             1,810  PartnerRe Ltd.                                       116,383
             2,392  Philadelphia Consolidated
                    Holding Co.(1)                                        86,495
            30,480  Prudential plc ORD                                   342,272
            24,140  QBE Insurance Group
                    Limited ORD                                          439,847
            10,800  St. Paul Travelers
                    Companies, Inc. (The)                                474,120
            15,100  Torchmark Corp.                                      939,371
                                                                 ---------------
                                                                      13,928,277
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
             8,942  Akamai Technologies, Inc.(1)                         350,526
             1,800  Google Inc. Cl A(1)                                  681,355
            15,805  RealNetworks Inc.(1)                                 174,329
                                                                 ---------------
                                                                       1,206,210
                                                                 ---------------
IT SERVICES - 1.1%
            44,857  Accenture Ltd. Cl A                                1,330,459
            19,906  Acxiom Corp.                                         483,517
            23,900  Alliance Data Systems Corp.(1)                     1,207,906
             7,900  Ceridian Corp.(1)                                    188,573
             2,600  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  181,766
             9,800  Fiserv, Inc.(1)                                      432,866
             8,590  Global Payments Inc.                                 326,850

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            50,488  International Business
                    Machines Corp.                                     4,088,013
             4,283  VeriFone Holdings Inc.(1)                             99,151
                                                                 ---------------
                                                                       8,339,101
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            37,200  Hasbro, Inc.                                         755,160
             2,702  Mattel, Inc.                                          50,906
            14,300  Sega Sammy Holdings Inc. ORD                         488,774
                                                                 ---------------
                                                                       1,294,840
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
            18,219  Applera Corporation - Applied
                    Biosystems Group                                     558,412
            11,400  Covance Inc.(1)                                      716,718
             4,900  Illumina, Inc.(1)                                    165,032
            26,900  Pharmaceutical Product
                    Development, Inc.                                  1,025,428
            29,000  Thermo Electron Corp.(1)                           1,136,800
                                                                 ---------------
                                                                       3,602,390
                                                                 ---------------
MACHINERY - 0.7%
            21,150  Atlas Copco AB Cl A ORD                              544,396
             9,128  Cummins Inc.                                       1,048,077
             8,200  Deere & Co.                                          640,420
            11,500  Dover Corp.                                          559,130
            16,600  Ingersoll-Rand Company Cl A                          631,132
            20,400  JTEKT Corp. ORD                                      406,887
            17,000  Komatsu Ltd. ORD                                     310,817
             6,070  MAN AG ORD                                           464,376
            16,000  NGK Insulators Ltd. ORD                              218,479
             6,900  Parker-Hannifin Corp.                                510,945
               650  Vallourec ORD                                        145,742
                                                                 ---------------
                                                                       5,480,401
                                                                 ---------------
MARINE - 0.1%
             9,247  American Commercial
                    Lines Inc.(1)                                        485,468
                                                                 ---------------
MEDIA - 0.7%
            45,391  DIRECTV Group, Inc. (The)(1)                         852,897
            17,100  Gannett Co., Inc.                                    972,135
             3,459  John Wiley & Sons Inc. Cl A                          119,336
             7,400  Lamar Advertising Co. Cl A(1)                        387,020
             8,600  New York Times Co. (The) Cl A                        193,672
            19,540  The Walt Disney Co.                                  579,361
            79,000  Time Warner Inc.                                   1,312,979
            12,000  Viacom Inc. Cl B                                     435,600
                                                                 ---------------
                                                                       4,853,000
                                                                 ---------------
METALS & MINING - 0.6%
             7,100  Allegheny Technologies Inc.                          407,185
            43,880  BHP Billiton Ltd. ORD                                928,198
             2,900  Carpenter Technology                                 277,936

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             6,459  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                      375,978
            24,223  Nucor Corp.                                        1,183,778
            11,200  Oregon Steel Mills, Inc.(1)                          539,504
             8,780  Rio Tinto Ltd. ORD                                   489,119
             9,730  Steel Dynamics Inc.                                  513,647
                                                                 ---------------
                                                                       4,715,345
                                                                 ---------------
MULTI-UTILITIES - 0.4%
             6,800  Ameren Corp.                                         364,140
             4,300  Consolidated Edison, Inc.                            198,660
             1,900  Dominion Resources Inc.                              151,791
            18,600  NiSource Inc.                                        393,762
            10,360  Veolia Environnement ORD                             580,727
            13,200  Wisconsin Energy Corp.                               567,600
            39,800  XCEL Energy Inc.                                     827,840
                                                                 ---------------
                                                                       3,084,520
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            21,955  Big Lots Inc.(1)                                     402,874
            17,000  Daiei Inc. (The) ORD(1)                              328,929
           104,800  Dollar General Corp.                               1,347,729
            18,562  Dollar Tree Stores Inc.(1)                           534,214
             3,700  Family Dollar Stores, Inc.                            94,609
             8,401  Federated Department Stores, Inc.                    319,070
             7,763  J.C. Penney Co. Inc.                                 489,380
            15,107  Kohl's Corp.(1)                                      944,339
            41,340  Marks & Spencer Group plc ORD                        466,585
             5,030  PPR SA ORD                                           694,737
             8,600  Target Corp.                                         416,154
                                                                 ---------------
                                                                       6,038,620
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            10,000  Canon, Inc. ORD                                      497,784
            34,500  Xerox Corp.(1)                                       510,945
                                                                 ---------------
                                                                       1,008,729
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.5%
             4,400  Anadarko Petroleum Corp.                             206,404
            55,240  BG Group plc ORD                                     722,381
             3,000  BP plc ADR                                           204,150
            49,200  BP plc ORD                                           559,515
            68,796  Chevron Corp.                                      4,430,462
            24,000  ConocoPhillips                                     1,522,320
             3,700  Devon Energy Corporation                             231,213
            15,890  ENI SpA ORD                                          486,582
            39,400  Equitable Resources Inc.                           1,452,284
           118,709  Exxon Mobil Corp.                                  8,033,038
             7,223  Marathon Oil Corp.                                   603,121
             3,000  Murphy Oil Corp.                                     146,730
             9,180  Neste Oil Oyj ORD                                    289,342
            15,296  Occidental Petroleum Corp.                           779,943
            33,400  Royal Dutch Shell plc ADR                          2,302,596

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            10,100  Southwestern Energy Company(1)                       346,935
            15,940  Statoil ASA ORD                                      429,877
             4,420  Suncor Energy Inc. ORD                               342,709
             3,078  Sunoco, Inc.                                         221,339
             2,579  Tesoro Corporation                                   166,629
            17,010  Total SA ORD                                       1,148,547
            10,005  Valero Energy Corp.                                  574,287
                                                                 ---------------
                                                                      25,200,404
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            21,300  MeadWestvaco Corp.                                   544,215
            20,200  Weyerhaeuser Co.                                   1,252,400
                                                                 ---------------
                                                                       1,796,615
                                                                 ---------------
PERSONAL PRODUCTS(2)
             5,600  Estee Lauder
                    Companies, Inc. Cl A                                 206,416
                                                                 ---------------
PHARMACEUTICALS - 2.1%
            33,157  Abbott Laboratories                                1,614,746
             2,300  Allergan, Inc.                                       263,488
             6,600  Bristol-Myers Squibb Co.                             143,550
             2,600  Eli Lilly and Company                                145,418
            42,170  GlaxoSmithKline plc ORD                            1,195,305
            25,780  Johnson & Johnson                                  1,666,935
            11,998  King Pharmaceuticals, Inc.(1)                        194,608
            35,569  Merck & Co., Inc.                                  1,442,323
            31,855  Novartis AG ORD                                    1,818,695
             4,100  Novo Nordisk AS Cl B ORD                             303,195
            79,400  Pfizer Inc.                                        2,188,264
            11,977  Roche Holding AG ORD                               2,208,607
            41,400  Schering-Plough Corp.                                867,330
            24,000  Watson Pharmaceuticals, Inc.(1)                      615,360
            22,100  Wyeth                                              1,076,270
                                                                 ---------------
                                                                      15,744,094
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
             8,400  Archstone-Smith Trust                                446,712
             6,900  Camden Property Trust                                535,371
                                                                 ---------------
                                                                         982,083
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
             3,400  Jones Lang LaSalle Inc.                              283,084
            16,000  Leopalace21 Corp. ORD                                567,337
            23,000  Sumitomo Realty & Development
                    Co. Ltd. ORD                                         678,316
                                                                 ---------------
                                                                       1,528,737
                                                                 ---------------
ROAD & RAIL(2)
                55  Burlington Northern
                    Santa Fe Corp.                                         3,682
               589  Norfolk Southern Corp.                                25,168

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               824  Union Pacific Corp.                                   66,209
                                                                 ---------------
                                                                          95,059
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.9%
            12,000  Applied Materials, Inc.                              202,560
            28,862  Freescale Semiconductor Inc.
                    Cl B(1)                                              892,124
           128,000  Intel Corp.                                        2,501,120
             6,441  Lam Research Corp.(1)                                275,610
             5,600  Marvell Technology Group Ltd.(1)                      98,056
            14,500  MEMC Electronic Materials Inc.(1)                    560,860
            36,209  Micron Technology, Inc.(1)                           625,692
            17,344  National Semiconductor Corp.                         421,286
            10,000  Novellus Systems, Inc.(1)                            279,200
             6,700  NVIDIA Corp.(1)                                      195,037
            20,252  ON Semiconductor Corp.(1)                            121,715
             5,851  Texas Instruments Inc.                               190,684
                                                                 ---------------
                                                                       6,363,944
                                                                 ---------------
SOFTWARE - 0.7%
            44,856  BEA Systems Inc.(1)                                  615,873
            12,158  BMC Software Inc.(1)                                 323,646
             8,371  Cadence Design Systems Inc.(1)                       137,536
             3,900  Electronic Arts Inc.(1)                              198,783
            12,000  Mentor Graphics Corp.(1)                             174,000
            70,098  Microsoft Corporation                              1,800,817
            73,244  Oracle Corp.(1)                                    1,146,268
             2,720  SAP AG ORD                                           519,579
            18,400  Symantec Corp.(1)                                    342,976
                                                                 ---------------
                                                                       5,259,478
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
            24,498  American Eagle Outfitters, Inc.                      946,358
             7,976  AnnTaylor Stores Corporation(1)                      317,445
             3,651  Barnes & Noble Inc.                                  132,750
           113,190  Carphone Warehouse Group
                    plc ORD                                              606,419
            39,100  Gap, Inc. (The)                                      657,271
             7,677  Group 1 Automotive, Inc.                             347,768
             2,300  Guess?, Inc.(1)                                       93,840
             3,179  Gymboree Corp.(1)                                    106,655
            25,900  Home Depot, Inc. (The)                               888,111
            19,920  Inditex SA ORD                                       898,647
            16,700  Lowe's Companies, Inc.                               451,902
            36,289  Office Depot, Inc.(1)                              1,336,887
             6,181  OfficeMax Inc.                                       256,697
             3,705  Payless ShoeSource, Inc.(1)                           86,919
            13,000  Rent-A-Center Inc.(1)                                352,300
             3,140  Sherwin-Williams Co.                                 162,150
             9,350  Yamada Denki Co. Ltd. ORD                          1,004,177
                                                                 ---------------
                                                                       8,646,296
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
             8,150  adidas AG ORD                                        388,449

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
             1,641  Brown Shoe Company, Inc.                              52,430
            45,010  Burberry Group plc ORD                               410,264
            14,130  Compagnie Financiere Richemont
                    AG Cl A ORD                                          672,939
            14,900  Liz Claiborne, Inc.                                  556,813
            22,920  Luxottica Group SpA ORD                              663,971
             8,900  Polo Ralph Lauren Corp.                              525,011
             7,500  VF Corp.                                             524,175
                                                                 ---------------
                                                                       3,794,052
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
            11,355  Corus Bankshares Inc.                                247,653
             7,582  Downey Financial Corp.                               465,459
            18,800  Fannie Mae                                           989,820
             7,109  FirstFed Financial Corp.(1)                          361,564
            63,300  Freddie Mac                                        4,025,879
            11,280  Hypo Real Estate Holding AG ORD                      699,501
             5,595  IndyMac Bancorp, Inc.                                218,765
            16,300  MGIC Investment Corp.                                943,281
             3,000  Radian Group Inc.                                    179,640
            31,001  Washington Mutual, Inc.                            1,298,632
                                                                 ---------------
                                                                       9,430,194
                                                                 ---------------
TOBACCO - 0.3%
            14,100  Altria Group Inc.                                  1,177,773
            17,500  British American Tobacco plc ORD                     480,035
             5,890  Loews Corp. - Carolina Group                         337,261
                                                                 ---------------
                                                                       1,995,069
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
             5,500  Grainger (W.W.), Inc.                                367,400
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            32,604  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                               433,195
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
            31,100  American Tower Corp. Cl A(1)                       1,115,246
             5,000  Crown Castle
                    International Corp.(1)                               171,800
            15,971  Leap Wireless
                    International, Inc.(1)                               738,818
            30,620  NII Holdings, Inc. Cl B(1)                         1,633,577
             4,000  Rogers Communications Inc.
                    Cl B ORD                                             206,400
            45,196  SBA Communications Corp.
                    Cl A(1)                                            1,163,345
            60,391  Sprint Nextel Corp.                                1,021,816
                                                                 ---------------
                                                                       6,051,002
                                                                 ---------------
TOTAL COMMON STOCKS                                                  325,703,758
(Cost $272,311,978)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 15.0%
           $22,244  FHLMC, 6.50%, 12/1/12                                 22,601
           100,353  FHLMC, 7.00%, 6/1/14                                 103,168

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           128,987  FHLMC, 6.50%, 6/1/16                                 131,323
         2,925,450  FHLMC, 4.50%, 1/1/19(4)                            2,816,217
         2,977,991  FHLMC, 5.00%, 1/1/21                               2,916,180
         1,203,114  FHLMC, 5.00%, 4/1/21                               1,178,142
            25,349  FHLMC, 8.00%, 7/1/30                                  26,701
           105,636  FHLMC, 6.50%, 5/1/31                                 107,753
           997,327  FHLMC, 5.50%, 12/1/33                                982,992
         6,190,000  FNMA, 5.00%,
                    settlement date 9/14/06(5)                         5,930,794
        21,854,000  FNMA, 5.50%,
                    settlement date 9/14/06(5)                        21,451,056
        15,153,300  FNMA, 6.00%,
                    settlement date 9/14/06(5)                        15,172,242
        13,397,019  FNMA, 6.50%,
                    settlement date 9/14/06(5)                        13,602,154
         4,700,000  FNMA, 5.50%,
                    settlement date 9/19/06(5)                         4,683,841
               928  FNMA, 6.50%, 4/1/11                                      940
            10,822  FNMA, 6.50%, 5/1/11                                   10,967
            15,046  FNMA, 6.50%, 5/1/11                                   15,247
            34,285  FNMA, 6.50%, 5/1/11                                   34,743
             6,839  FNMA, 6.50%, 2/1/12                                    6,950
            16,828  FNMA, 6.50%, 4/1/12                                   17,100
            32,433  FNMA, 6.50%, 5/1/12                                   32,956
            91,296  FNMA, 6.00%, 4/1/14                                   92,112
            27,334  FNMA, 7.50%, 6/1/15                                   28,326
         1,653,014  FNMA, 4.50%, 5/1/19                                1,590,652
         1,629,337  FNMA, 4.50%, 5/1/19                                1,567,868
         2,737,719  FNMA, 5.00%, 9/1/20                                2,682,360
             2,614  FNMA, 7.00%, 6/1/26                                    2,698
            22,619  FNMA, 7.50%, 3/1/27                                   23,492
            55,398  FNMA, 6.50%, 6/1/29                                   56,574
            16,282  FNMA, 7.00%, 7/1/29                                   16,784
           109,493  FNMA, 7.00%, 7/1/29                                  112,968
            58,528  FNMA, 7.00%, 3/1/30                                   60,332
             9,744  FNMA, 7.00%, 5/1/30                                   10,038
            89,434  FNMA, 7.50%, 8/1/30                                   92,607
            31,512  FNMA, 7.50%, 9/1/30                                   32,630
           231,925  FNMA, 6.50%, 9/1/31                                  236,638
            70,077  FNMA, 7.00%, 9/1/31                                   72,124
            84,853  FNMA, 6.50%, 1/1/32                                   86,495
           604,373  FNMA, 7.00%, 6/1/32                                  621,830
         1,951,747  FNMA, 5.50%, 6/1/33(4)                             1,922,186
         7,946,906  FNMA, 5.50%, 7/1/33                                7,826,542
         3,427,748  FNMA, 5.50%, 8/1/33(4)                             3,375,831
           886,882  FNMA, 5.50%, 9/1/33                                  873,449
         5,716,543  FNMA, 5.00%, 11/1/33                               5,499,560
         5,460,970  FNMA, 5.50%, 1/1/34(4)                             5,378,258
         4,823,669  FNMA, 4.50%, 9/1/35                                4,494,781
         3,132,009  FNMA, 4.50%, 10/1/35                               2,918,463
            14,709  GNMA, 7.00%, 1/15/24                                  15,186
            10,613  GNMA, 8.00%, 7/15/24                                  11,253
            17,723  GNMA, 8.00%, 9/15/24                                  18,792
             4,895  GNMA, 9.00%, 4/20/25                                   5,288
            43,739  GNMA, 7.00%, 9/15/25                                  45,172
            11,953  GNMA, 7.50%, 10/15/25                                 12,471
            22,886  GNMA, 7.50%, 2/15/26                                  23,890
             9,247  GNMA, 6.00%, 4/15/26                                   9,358
             5,941  GNMA, 7.50%, 5/15/26                                   6,201
            11,999  GNMA, 8.00%, 5/15/26                                  12,739
           148,656  GNMA, 8.25%, 7/15/26                                 158,928
               901  GNMA, 9.00%, 8/20/26                                     974
            61,880  GNMA, 7.00%, 12/15/27                                 63,948

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
             6,431  GNMA, 6.50%, 2/15/28                                   6,593
            28,657  GNMA, 6.50%, 2/15/28                                  29,380
            13,681  GNMA, 6.50%, 3/15/28                                  14,027
             5,544  GNMA, 6.50%, 4/15/28                                   5,684
            22,064  GNMA, 6.00%, 5/15/28                                  22,338
            30,683  GNMA, 6.00%, 7/15/28                                  31,064
            61,587  GNMA, 6.00%, 10/15/28                                 62,351
            53,291  GNMA, 7.00%, 5/15/31                                  55,003
           696,807  GNMA, 5.50%, 11/15/32                                691,178
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           110,221,483
(Cost $110,440,758)                                              ---------------

CORPORATE BONDS - 8.8%
AEROSPACE & DEFENSE - 0.3%
           780,000  Honeywell International Inc.,
                    5.70%, 3/15/36                                       775,023
            77,000  Lockheed Martin Corp., 6.19%,
                    9/1/36 (Acquired 8/30/06,
                    Cost $77,541)(6)                                      78,705
           980,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       954,045
           740,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        774,350
                                                                 ---------------
                                                                       2,582,123
                                                                 ---------------
BEVERAGES - 0.2%
           700,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-
                    1/6/04, Cost $699,564)(6)                            684,917
         1,040,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06, Cost
                    $1,039,262)(6)                                     1,067,936
                                                                 ---------------
                                                                       1,752,853
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           810,000  Genentech, Inc., 4.75%, 7/15/15                      770,251
                                                                 ---------------
CAPITAL MARKETS - 0.6%
           880,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                       868,014
           600,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        581,132
           990,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        972,449
           860,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16                                       887,781
           450,000  Morgan Stanley, 4.00%, 1/15/10                       432,489
           350,000  Morgan Stanley, 4.25%, 5/15/10                       337,634
           470,000  Morgan Stanley, 5.05%, 1/21/11                       464,108
                                                                 ---------------
                                                                       4,543,607
                                                                 ---------------
CHEMICALS(2)
            77,000  Dow Chemical Co. (The),
                    7.375%, 11/1/29                                       88,818
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
            77,000  Abbey National plc,
                    7.95%, 10/26/29                                       95,948
           730,000  PNC Bank N.A., 4.875%, 9/21/17                       687,693
           590,000  PNC Funding Corp., 5.125%,
                    12/14/10                                             586,319
           900,000  SouthTrust Corp., 5.80%, 6/15/14                     911,180

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           780,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(4)                                    743,227
         1,200,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(4)                                  1,147,288
         1,000,000  Wells Fargo & Co.,
                    4.20%, 1/15/10                                       969,719
           890,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       873,792
                                                                 ---------------
                                                                       6,015,166
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           630,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       683,860
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           500,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                490,105
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
         3,224,000  Citigroup Inc., 5.00%, 9/15/14(4)                  3,124,395
           600,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      621,106
         1,000,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     965,700
         1,145,000  HSBC Finance Corp.,
                    4.75%, 4/15/10(4)                                  1,125,045
           590,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                      575,858
           800,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                        844,352
           890,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       876,767
                                                                 ---------------
                                                                       8,133,223
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
           900,000  AT&T Corp., 7.30%, 11/15/11                          972,707
           590,000  AT&T Inc., 6.80%, 5/15/36                            612,046
            77,000  BellSouth Corp.,
                    6.875%, 10/15/31                                      78,780
           370,000  Embarq Corp., 7.08%, 6/1/16                          378,186
           290,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      324,459
         1,470,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                     1,397,821
           290,000  Telefonica Emisones SAu,
                    5.98%, 6/20/11                                       294,617
                                                                 ---------------
                                                                       4,058,616
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           890,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        865,589
           710,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      694,355
           935,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 945,835
           377,000  FirstEnergy Corp.,
                    7.375%, 11/15/31                                     427,639
           490,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        476,382
           600,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       573,594
                                                                 ---------------
                                                                       3,983,394
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           470,000  XTO Energy Inc., 6.10%, 4/1/36                       461,453
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           800,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(4)                                    771,981
            77,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30                                        94,055

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           760,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                        702,163
                                                                 ---------------
                                                                       1,568,199
                                                                 ---------------
FOOD PRODUCTS - 0.3%
         1,140,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $1,115,257)(6)                                1,105,386
         1,000,000  Cadbury Schweppes U.S.
                    Finance LLC, 5.125%, 10/1/13
                    (Acquired 9/22/03-10/8/03,
                    Cost $994,540)(6)                                    964,299
            77,000  Kellogg Co., 7.45%, 4/1/31                            91,754
            77,000  Kraft Foods Inc., 6.50%, 11/1/31                      81,906
                                                                 ---------------
                                                                       2,243,345
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           780,000  Baxter Finco BV, 4.75%, 10/15/10                     762,901
           450,000  Boston Scientific Corp.,
                    6.40%, 6/15/16                                       456,297
                                                                 ---------------
                                                                       1,219,198
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           820,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           809,447
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           710,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       716,438
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
         2,000,000  General Electric Co.,
                    5.00%, 2/1/13(4)                                   1,965,960
                                                                 ---------------
INSURANCE - 0.5%
         1,050,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $1,047,942)(6)                        1,030,055
            77,000  AXA SA, 8.60%, 12/15/30                               97,348
           750,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                       761,398
           440,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       419,731
           650,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $649,987)(6)                                    635,885
           490,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       447,093
                                                                 ---------------
                                                                       3,391,510
                                                                 ---------------
MACHINERY - 0.1%
           470,000  Dover Corp., 5.375%, 10/15/35                        439,863
                                                                 ---------------
MEDIA - 0.6%
         1,270,000  Comcast Corp., 5.90%, 3/15/16                      1,261,223
         1,200,000  Cox Communications, Inc.,
                    7.125%, 10/1/12                                    1,271,088
           710,000  Knight-Ridder, Inc.,
                    7.125%, 6/1/11                                       738,715
           300,000  News America Holdings,
                    7.75%, 1/20/24                                       327,932
            77,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       83,626
           470,000  Viacom Inc., 5.75%, 4/30/11
                    (Acquired 4/5/06, Cost
                    $467,161)(6)                                         466,601

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           230,000  Viacom Inc., 6.25%, 4/30/16
                    (Acquired 4/5/06, Cost
                    $228,990)(6)                                         227,423
                                                                 ---------------
                                                                       4,376,608
                                                                 ---------------
METALS & MINING - 0.1%
           550,000  Alcan Inc., 4.50%, 5/15/13                           514,853
                                                                 ---------------
MULTI-UTILITIES - 0.3%
           600,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      589,475
           440,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      427,088
           750,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                       692,276
           800,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        793,322
                                                                 ---------------
                                                                       2,502,161
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           300,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                295,693
           800,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09                                786,862
            77,000  Target Corp., 7.00%, 7/15/31                          89,036
                                                                 ---------------
                                                                       1,171,591
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
            77,000  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29                                        87,804
           357,000  Devon Financing Corp. U.L.C.,
                    7.875%, 9/30/31                                      428,143
         1,400,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10                                1,368,204
           450,000  Enterprise Products Operating
                    L.P., 6.65%, 10/15/34                                448,539
         1,080,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                              1,099,384
           620,000  XTO Energy Inc., 5.30%, 6/30/15                      599,820
                                                                 ---------------
                                                                       4,031,894
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           740,000  Abbott Laboratories,
                    5.875%, 5/15/16                                      761,400
           350,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       349,843
                                                                 ---------------
                                                                       1,111,243
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           420,000  ERP Operating L.P.,
                    5.125%, 3/15/16                                      402,372
                                                                 ---------------
ROAD & RAIL - 0.2%
           720,000  Burlington Northern
                    Santa Fe Corp., 6.20%, 8/15/36                       742,434
           577,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       556,069
                                                                 ---------------
                                                                       1,298,503
                                                                 ---------------
SOFTWARE - 0.1%
           955,000  Oracle Corp., 5.00%, 1/15/11                         941,184
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.1%
           950,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16                                        942,695
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
           690,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       697,029
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
         1,310,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                     1,275,501
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 65,183,063
(Cost $65,983,652)                                               ---------------

COMMERCIAL PAPER(7) - 8.2%
         3,500,000  Amsterdam Funding Corp., 5.35%,
                    9/7/06 (Acquired 7/20/06,
                    Cost $3,474,513)(4)(6)                             3,496,891
         3,500,000  Cedar Springs Capital Co., 5.40%,
                    10/12/06 (Acquired 7/13/06,
                    Cost $3,452,225)(4)(6)                             3,478,668
         3,500,000  Citibank Credit Card Issuance
                    Trust, 5.36%, 9/5/06 (Acquired
                    7/18/06, Cost $3,474,466)(4)(6)                    3,497,945
         3,500,000  Crown Point Capital Co., 5.28%,
                    11/15/06 (Acquired 8/15/06,
                    Cost $3,453,287)(4)(6)                             3,460,881
         3,500,000  HBOS Treasury Services plc,
                    5.28%, 11/6/06(4)                                  3,466,082
         3,500,000  ING (U.S.) Funding LLC, 5.24%,
                    2/26/07(4)                                         3,407,261
         3,500,000  IXIS, 5.31%, 9/8/06 (Acquired
                    7/18/06, Cost $3,473,155)(4)(6)                    3,496,427
         2,500,000  Legacy Capital LLC, 5.26%,
                    9/15/06 (Acquired 8/15/06,
                    Cost $2,488,676)(4)(6)                             2,494,828
         3,500,000  Merrill Lynch & Co., Inc.,
                    5.33%, 10/10/06(4)                                 3,479,914
         3,500,000  MetLife Funding, Inc., 5.15%,
                    9/6/06(4)                                          3,497,449
         3,500,000  Old Line Funding Corp., 5.26%,
                    10/3/06 (Acquired 8/10/06,
                    Cost $3,472,385)(4)(6)                             3,483,501
         3,500,000  Ranger Funding Co. LLC, 5.36%,
                    9/8/06 (Acquired 7/26/06,
                    Cost $3,477,071)(4)(6)                             3,496,391
         3,500,000  Ranger Funding Co. LLC, 5.25%,
                    9/11/06 (Acquired 8/10/06,
                    Cost $3,483,667)(4)(6)                             3,494,851
         3,500,000  Spintab AB, 5.28%, 11/14/06(4)                     3,461,696
         3,500,000  Thunder Bay Funding LLC, 5.26%,
                    9/20/06 (Acquired 8/10/06,
                    Cost $3,479,033)(4)(6)                             3,490,147
         3,500,000  UBS Finance LLC, 5.35%,
                    9/12/06(4)                                         3,494,389
         2,000,000  Wal-Mart Stores, Inc., 5.19%,
                    10/17/06 (Acquired 8/25/06,
                    Cost $1,984,718)(4)(6)                             1,986,506
         3,500,000  Windmill Funding Corp., 5.26%,
                    10/5/06 (Acquired 8/24/06,
                    Cost $3,478,522)(4)(6)                             3,482,430
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                60,166,257
(Cost $60,169,612)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 6.9%
        15,305,504  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.86%, 9/1/06                                        317,987

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,575,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.44%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06, Cost
                    $2,575,000)(4)(6)                                  2,576,596
        17,686,660  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.93%, 9/1/06                         594,272
         7,770,485  Commercial Mortgage
                    Acceptance Corp. STRIPS -
                    COUPON, Series 1998 C2,
                    Class X, VRN, 1.13%, 9/1/06                          219,221
           907,932  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.43%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $907,932)(6)                           908,619
         1,868,340  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.48%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $1,868,340)(6)                      1,869,798
         3,408,785  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     3,371,448
         2,277,549  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    2,252,261
         2,336,472  FNMA, Series 2002-86, Class KB
                    SEQ, 5.00%, 5/25/16                                2,319,143
           983,228  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.73%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                             988,362
         1,940,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                     1,877,891
           136,026  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        135,297
         3,600,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(4)                    3,515,424
         3,700,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(4)                        3,639,982
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 9/11/06(4)                                  3,056,547
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(4)                             3,012,878
         3,680,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(4)                             3,502,252
         3,165,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(4)                             3,096,611
         1,242,618  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.43%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $1,242,618)(6)                       1,243,391
         2,125,000  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.41%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $2,125,000)(4)(6)                     2,125,000
            76,897  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                              78,194
         1,375,000  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.49%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $1,375,000)(4)(6)                             1,375,000
         1,500,000  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.45%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            1,500,000
         6,690,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(4)                        6,658,744

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           462,910  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    5.53%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                           463,303
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                           50,698,221
(Cost $51,050,038)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.8%
         3,250,000  FHLB, 5.05%, 1/29/07(4)                            3,244,654
         4,100,000  FHLB, 4.625%, 2/1/08(4)                            4,073,436
         3,685,000  FHLB, 5.125%, 9/29/10(4)                           3,692,864
         5,900,000  FHLMC, 6.625%, 9/15/09                             6,164,509
         6,000,000  FHLMC, 5.25%, 7/18/11                              6,060,336
         3,000,000  FHLMC, 5.50%, 3/28/16(4)                           3,009,972
         7,400,000  FHLMC, 5.30%, 5/12/20(4)                           7,071,558
         1,400,000  FNMA, 4.75%, 8/3/07(4)                             1,393,553
         6,040,000  FNMA, 5.00%, 9/14/07(4)                            6,024,562
         9,300,000  FNMA, 5.80%, 2/9/26(4)                             9,256,792
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               49,992,236
(Cost $49,949,277)                                               ---------------

U.S. TREASURY SECURITIES - 5.7%
         2,500,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(4)                                 3,334,963
         4,875,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(4)                                 6,054,146
           900,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(4)                                1,039,219
         1,556,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(4)                                  1,843,253
         6,746,652  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(4)                           6,607,239
         8,145,000  U.S. Treasury Notes,
                    4.875%, 4/30/11(4)                                 8,203,864
        13,600,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(4)                                13,845,439
           734,000  U.S. Treasury Notes,
                    4.875%, 8/15/16                                      742,544
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        41,670,667
(Cost $41,461,271)                                               ---------------

ASSET-BACKED SECURITIES(3) - 4.9%
             6,025  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $6,009)(6)                                        5,988
         1,846,593  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                 1,847,982
         2,197,947  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.37%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 2,199,305
           854,260  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.41%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              854,959
             2,061  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $2,061)(6)                                        2,055
         4,000,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.39%, 9/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no
                    caps(4)                                            4,004,323

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
         1,032,192  Centex Home Equity, Series
                    2006 A, Class AV1, VRN, 5.38%,
                    9/25/06, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(4)                                         1,032,748
         2,422,069  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.40%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(4)                                         2,424,205
           457,564  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 5.45%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                        457,857
           752,649  Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 5.46%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                        753,219
           535,853  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.37%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        536,184
         2,457,584  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                      2,459,267
         2,629,951  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no
                    caps(4)                                            2,631,758
         2,300,000  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.42%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(8)                              2,300,000
         1,325,095  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                            1,326,199
         1,227,613  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.40%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(4)                              1,228,579
         3,016,953  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.37%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 3,018,816
           263,377  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.41%, 9/25/06, resets montly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                   263,610
           413,653  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.39%, 9/25/06, resets montly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   413,909
            21,092  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    5.45%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                            21,106
         1,095,021  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.42%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         1,095,835
           291,104  Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 5.44%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with a cap
                    of 14.00%                                            291,303
           340,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       329,488
         1,413,846  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.36%,
                    10/25/06, resets quarterly off
                    the 3-month LIBOR minus 0.03%
                    with no caps                                       1,414,687
           557,498  SLM Student Loan Trust, Series
                    2006-4, Class A1, VRN, 5.36%,
                    10/25/06, resets quarterly off
                    the 3-month LIBOR minus 0.03%
                    with no caps                                         557,836

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
         1,130,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.38%,
                    10/25/06, resets quarterly off
                    the 3-month LIBOR minus 0.01%
                    with no caps                                       1,130,000
         1,250,000  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.35%,
                    10/25/06, resets quarterly off
                    the 3-month LIBOR minus 0.04%
                    with no caps                                       1,250,000
         2,200,000  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.37%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(4)                         2,200,000
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         36,051,218
(Cost $36,039,853)                                               ---------------

MUNICIPAL SECURITIES - 1.4%
         4,400,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)                         5,247,792
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    5.39%, 9/7/06 (Acquired
                    9/29/03-11/10/03,
                    Cost $3,000,000)(4)(6)                             3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        751,544
         1,120,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.32%, 9/6/06
                    (LOC: Keybank N.A.)                                1,120,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            10,119,336
(Cost $9,920,512)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.2%
            28,000  Bundesschatzanweisungen,
                    3.00%, 3/23/07                                     3,571,285
            77,000  Hydro Quebec, 8.40%, 1/15/22                         100,297
         3,194,230  KfW, VRN, 0.20%, 11/8/06, resets
                    quarterly off the 3-month JPY
                    LIBOR minus 0.215% with
                    no caps                                            3,414,156
           900,000  Province of Quebec,
                    5.00%, 7/17/09                                       898,640
           970,000  Republic of Italy, 4.00%, 6/16/08                    951,589
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 8,935,967
(Cost $9,023,270)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.5%
         3,500,000  Canadian Imperial Bank of
                    Commerce (New York), 5.42%,
                    11/3/06(4)                                         3,500,466
                                                                 ---------------
(Cost $3,500,000)

TEMPORARY CASH INVESTMENTS - 5.1%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 5.25%, 2/15/29, valued
at $918,402), in a joint trading account at
5.20%, dated 8/31/06, due 9/1/06
(Delivery value $900,130)                                                900,000
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 8.125% - 8.75%, 5/15/17 -
8/15/21, valued at $37,583,405), in a joint
trading account at 5.20%,

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
dated 8/31/06, due 9/1/06
(Delivery value $36,805,316)(4)                                       36,800,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      37,700,000
(Cost $37,700,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 108.7%                                 799,942,672
                                                                 ---------------
(Cost $747,550,221)

OTHER ASSETS AND LIABILITIES - (8.7)%                               (63,857,266)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $736,085,406
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
196 U.S. Treasury 2-Year Notes    December 2006     $ 40,051,375     $   57,747
480 U.S. Treasury 5-Year Notes    December 2006       50,452,500        113,529
                                                   -----------------------------
                                                    $ 90,503,875     $  171,276
                                                   =============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                        Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 33 U.S. Long Bond                December 2006     $  3,665,063     $  (25,856)
535 U.S. Treasury 10-Year Notes   December 2006       57,445,625       (243,625)
                                                   -----------------------------
                                                    $ 61,110,688     $ (269,481)
                                                   =============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount      Description of Agreement      Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$ 5,620,000       Pay quarterly a fixed rate        December 2010      $(23,547)
                  equal to 0.45% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of one
                  of the issues of Dow Jones CDX
                  N.A. Investment Grade 5, par
                  value of the proportional
                  notional amount.
  4,750,000       Pay quarterly a fixed rate        December 2010       (26,305)
                  equal to 0.85% multiplied by
                  the notional amount and
                  receive from Barclays Capital,
                  Inc. upon each default event of
                  one of the issues of Dow Jones
                  CDX N.A. Investment Grade 5,
                  par value of the proportional
                  notional amount.
 11,000,000       Pay quarterly a fixed rate        June 2011           (17,069)
                  equal to 0.40% multiplied by
                  the notional amount and receive
                  from Barclays Capital, Inc. upon
                  each default event of one of the
                  issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value
                  of the proportional notional
                  amount.
  5,000,000       Pay quarterly a fixed rate equal  June 2011            (4,743)
                  to 0.75% multiplied by the
                  notional amount and receive from
                  Deutsche Bank AG upon each
                  default event of one of the
                  issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value
                  of the proportional notional
                  amount.
--------------------------------------------------------------------------------
INTEREST RATE
--------------------------------------------------------------------------------
  3,596,000       Receive semiannually a fixed      November 2030       184,983
                  rate equal to 5.6965% and pay
                  quarterly a variable rate based
                  on the 3-month LIBOR with
                  Barclays Capital, Inc.
                                                                      ----------
                                                                       $113,319
                                                                      ==========

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.
(5) Forward commitment.
(6  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was $58,727,120, which represented 8.0% of total net assets.
(7) The rate indicated is the yield to maturity at purchase.
(8) When-issued security.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $753,700,130
                                                                 ===============
Gross tax appreciation of investments                              $ 54,884,718
Gross tax depreciation of investments                                (8,642,176)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 46,242,542
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
AUGUST 31, 2006

[american century investments logo and text logo]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 61.9%
AEROSPACE & DEFENSE - 1.0%
           161,587  BE Aerospace, Inc.(1)                         $    3,855,466
            56,043  Boeing Co.                                         4,197,621
            26,900  Honeywell International Inc.                       1,041,568
            26,983  Lockheed Martin Corp.                              2,228,796
            23,500  Northrop Grumman Corp.                             1,570,035
            64,400  Precision Castparts Corp.                          3,763,536
            71,300  United Technologies Corp.                          4,471,222
                                                                 ---------------
                                                                      21,128,244
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             3,612  FedEx Corporation                                    364,920
            44,816  United Parcel Service, Inc. Cl B                   3,139,361
                                                                 ---------------
                                                                       3,504,281
                                                                 ---------------
AIRLINES - 0.2%
         1,320,000  AirAsia Bhd ORD(1)                                   484,108
            73,800  Continental Airlines Inc. Cl B(1)                  1,851,641
            30,800  Ryanair Holdings plc ADR(1)                        1,689,996
            15,758  Southwest Airlines Co.                               272,929
                                                                 ---------------
                                                                       4,298,674
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            53,542  ArvinMeritor Inc.                                    795,099
            15,700  Lear Corporation                                     319,338
           103,689  Nokian Renkaat Oyj ORD                             1,816,080
                                                                 ---------------
                                                                       2,930,517
                                                                 ---------------
AUTOMOBILES - 0.3%
            23,460  Bayerische Motoren Werke
                    AG ORD                                             1,215,551
         2,486,000  Dongfeng Motor Group Co. Ltd.
                    Cl H ORD(1)                                          910,997
             4,263  Harley-Davidson, Inc.                                249,428
            19,100  Hyundai Motor Company ORD                          1,608,546
            60,000  Toyota Motor Corp. ORD                             3,257,757
                                                                 ---------------
                                                                       7,242,279
                                                                 ---------------
BEVERAGES - 1.3%
            89,800  Anheuser-Busch Companies, Inc.                     4,434,324
           199,258  Coca-Cola Company (The)                            8,928,750
            70,800  Coca-Cola Enterprises Inc.                         1,578,840
           187,440  Compania Cervecerias Unidas
                    SA ORD                                               930,271
           129,252  Pepsi Bottling Group Inc.                          4,525,113
           108,215  PepsiCo, Inc.                                      7,064,275
             6,740  Pernod-Ricard SA ORD                               1,470,647
                                                                 ---------------
                                                                      28,932,220
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
            36,008  Alkermes Inc.(1)                                     588,731
           137,854  Amgen Inc.(1)                                      9,364,421
            18,300  Amylin Pharmaceuticals, Inc.(1)                      829,539
             3,686  Biogen Idec Inc.(1)                                  162,700
            50,800  Celgene Corp.(1)                                   2,067,052
             9,385  Cephalon, Inc.(1)                                    535,133
            21,800  Genentech, Inc.(1)                                 1,798,936
            44,100  Gilead Sciences, Inc.(1)                           2,795,940
            23,575  ImClone Systems Inc.(1)                              704,893
                                                                 ---------------
                                                                      18,847,345
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
            54,500  Daikin Industries Ltd. ORD                         1,667,704
             4,230  KCC Corp. ORD                                      1,073,113
            50,800  Masco Corp.                                        1,392,428
             1,356  Universal Forest Products Inc.                        66,119
            35,055  USG Corp.(1)                                       1,787,804
                                                                 ---------------
                                                                       5,987,168
                                                                 ---------------
CAPITAL MARKETS - 2.3%
           153,910  Amvescap plc ORD                                   1,589,053
            55,000  Bank of New York Co., Inc. (The)                   1,856,250
            20,000  Bear Stearns
                    Companies Inc. (The)                               2,607,000
            32,600  Credit Suisse Group ORD                            1,818,839
           143,661  Egyptian Financial Group -
                    Hermes Holding SAE ORD(1)                          1,123,455
            61,963  Goldman Sachs Group, Inc. (The)                    9,210,799
            39,300  Investment Technology
                    Group Inc.(1)                                      1,816,053
            62,760  Lehman Brothers Holdings Inc.                      4,004,716
           344,330  Man Group plc ORD                                  2,769,598
            75,820  Mellon Financial Corp.                             2,822,779
            44,200  Merrill Lynch & Co., Inc.                          3,250,026
           141,140  Morgan Stanley                                     9,285,600
            33,789  Northern Trust Corp.                               1,891,846
            34,800  SEI Investments Co.                                1,776,192
            16,404  State Street Corp.                                 1,013,767
            67,754  UBS AG ORD                                         3,835,236
                                                                 ---------------
                                                                      50,671,209
                                                                 ---------------
CHEMICALS - 1.6%
             5,800  Air Products & Chemicals, Inc.                       384,482
           176,722  Celanese Corp., Series A                           3,267,590
            86,400  du Pont (E.I.) de Nemours & Co.                    3,453,408
            30,064  Georgia Gulf Corporation                             797,899
            61,178  Hercules Inc.(1)                                     954,377
           114,200  International Flavors &
                    Fragrances Inc.                                    4,541,734
            82,286  Lyondell Chemical Co.                              2,137,790
            39,944  Minerals Technologies Inc.                         2,076,689
           163,866  Monsanto Co.                                       7,773,802
            41,200  Nalco Holding Co.(1)                                 766,732
            28,400  Nitto Denko Corp. ORD                              2,040,675
            23,900  OM Group, Inc.(1)                                    956,000
            35,200  PPG Industries, Inc.                               2,230,272

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            30,400  Shin-Etsu Chemical Co., Ltd. ORD                   1,733,515
            11,410  Syngenta AG ORD                                    1,675,637
            24,375  Westlake Chemical Corp.                              730,275
                                                                 ---------------
                                                                      35,520,877
                                                                 ---------------
COMMERCIAL BANKS - 3.2%
           124,676  Anglo Irish Bank Corp. plc ORD                     2,060,661
            34,067  Banco Macro Bansud SA ADR                            696,670
            97,340  Banco Popolare di Verona e
                    Novara Scrl ORD                                    2,893,432
           105,440  Bank of Ireland ORD                                2,006,161
           277,000  Bank of Yokohama Ltd.
                    (The) ORD                                          2,191,067
           193,730  Barclays plc ORD                                   2,426,414
            17,000  BB&T Corporation                                     727,600
             3,594  BRE Bank SA ORD(1)                                   275,554
         1,223,040  Chinatrust Financial
                    Holding Co. ORD                                      801,232
             8,366  Colonial BancGroup Inc. (The)                        204,883
            61,000  Compass Bancshares Inc.                            3,537,999
            35,798  Credicorp Ltd.                                     1,331,686
            20,454  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  1,236,956
            61,400  Fifth Third Bancorp                                2,415,476
            27,280  KBC Groupe ORD                                     2,937,758
             2,478  KeyCorp                                               91,166
            11,811  Komercni Banka AS ORD                              1,772,266
         1,689,100  Krung Thai Bank Public Co.
                    Ltd. ORD                                             512,393
               170  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                    2,318,445
            75,480  National Australia Bank Ltd. ORD                   2,093,496
            68,280  National Bank of Greece SA ORD                     2,834,474
            27,700  National City Corp.                                  957,866
            26,059  PNC Financial Services Group                       1,844,717
         1,115,500  PT Bank Mandiri Tbk ORD                              256,943
        17,578,500  PT Bank Niaga Tbk ORD                              1,349,671
            12,492  Raiffeisen International Bank
                    Holding AG ORD                                     1,126,778
            79,150  Royal Bank of Scotland Group
                    plc ORD                                            2,686,772
            40,100  Shinhan Financial Group Co.,
                    Ltd. ORD                                           1,807,377
            21,160  Societe Generale ORD                               3,416,018
            60,200  SunTrust Banks, Inc.                               4,599,279
            46,690  Svenska Handelsbanken AB
                    Cl A ORD                                           1,217,899
           461,620  Turkiye Garanti Bankasi AS ORD                     1,348,900
           113,320  U.S. Bancorp                                       3,634,171
            60,800  Wachovia Corp.                                     3,321,504
           286,733  Wells Fargo & Co.                                  9,963,971
                                                                 ---------------
                                                                      72,897,655
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            49,570  Adecco SA ORD                                      2,898,583
            43,331  American Banknote SA ORD                             338,366
           242,940  Capita Group plc ORD                               2,531,387
            14,400  Corrections Corp. of America(1)                      904,896
            30,931  Covanta Holding Corp.(1)                             636,869
            34,180  John H. Harland Company                            1,276,965
            34,000  R.R. Donnelley & Sons Company                      1,102,280
            36,700  Republic Services, Inc. Cl A                       1,423,226
           111,803  Waste Management, Inc.                             3,832,607
                                                                 ---------------
                                                                      14,945,179
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.1%
           919,841  AAC Acoustic Technology
                    Holdings Inc. ORD(1)                               1,026,606
           218,900  CIENA Corporation(1)                                 864,655
           476,009  Cisco Systems Inc.(1)                             10,467,439
            31,800  CommScope Inc.(1)                                    928,878
           208,000  Foxconn International
                    Holdings Ltd. ORD(1)                                 549,599
           201,309  Motorola, Inc.                                     4,706,604
           426,834  Taiwan Green Point Enterprise Co.
                    Ltd. ORD                                           1,109,418
           463,490  Telefonaktiebolaget LM
                    Ericsson Cl B ORD                                  1,541,640
           149,000  Vtech Holdings Ltd. ORD                              727,058
           833,532  Wistron NeWeb Corp. ORD                            2,209,576
                                                                 ---------------
                                                                      24,131,473
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
            37,700  Apple Computer, Inc.(1)                            2,557,945
           543,514  Compal Electronics Inc. ORD                          475,854
            34,300  Dell Inc.(1)                                         773,465
             9,900  Diebold, Inc.                                        414,909
           442,524  Hewlett-Packard Co.                               16,178,677
            20,866  Lexmark International, Inc. Cl A(1)                1,169,957
            58,100  Seagate Technology                                 1,292,725
           705,000  Wistron Corp. ORD                                    783,333
                                                                 ---------------
                                                                      23,646,865
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.3%
            52,701  Foster Wheeler Ltd.(1)                             2,290,912
            46,562  Granite Construction Inc.                          2,498,051
            34,990  Hochtief AG ORD                                    1,991,839
            50,672  Quanta Services, Inc.(1)                             898,415
                                                                 ---------------
                                                                       7,679,217
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.2%
           281,000  Corporacion Moctezuma,
                    SA de CV ORD                                         602,143
            31,290  Holcim Ltd. ORD                                    2,535,343
            12,463  Pretoria Portland Cement Co.
                    Ltd. ORD                                             671,762
                                                                 ---------------
                                                                       3,809,248
                                                                 ---------------
CONSUMER FINANCE - 0.5%
            74,694  American Express Co.                               3,924,423
            32,344  Capital One Financial Corp.                        2,364,346
            21,033  LG Card Co. Ltd. ORD(1)                            1,288,047
            14,630  ORIX Corp. ORD                                     3,884,457
                                                                 ---------------
                                                                      11,461,273
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            44,400  Bemis Co., Inc.                                    1,434,120
            77,688  Temple-Inland Inc.                                 3,458,670
                                                                 ---------------
                                                                       4,892,790
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.1%
           519,400  Li & Fung Ltd. ORD                                 1,235,506
                                                                 ---------------
DIVERSIFIED - 0.3%
            16,460  iShares MSCI EAFE Index Fund                       1,112,696
             8,200  iShares Russell 1000 Growth
                    Index Fund                                           417,380
            37,700  Standard and Poor's 500
                    Depositary Receipt                                 4,928,521
                                                                 ---------------
                                                                       6,458,597
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            33,000  Apollo Group Inc. Cl A(1)                          1,656,930
            33,300  H & R Block, Inc.                                    700,299
                                                                 ---------------
                                                                       2,357,229
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.3%
           441,712  Bank of America Corp.                             22,734,917
           471,483  Citigroup Inc.                                    23,267,686
            11,990  Deutsche Boerse AG ORD                             1,819,958
            93,213  ING Groep N.V. CVA                                 4,030,734
           376,059  J.P. Morgan Chase & Co.                           17,170,854
            80,564  McGraw-Hill
                    Companies, Inc. (The)                              4,504,333
                                                                 ---------------
                                                                      73,528,482
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
           271,219  AT&T Inc.                                          8,443,048
           311,005  Axtel, SA de CV ORD(1)                               619,447
            94,353  BellSouth Corp.                                    3,842,054
             2,137  CenturyTel Inc.                                       85,095
            21,154  Commonwealth Telephone
                    Enterprises, Inc.                                    745,890
           208,304  Comstar United Telesystems GDR                     1,326,896
            38,600  Dacom Corp. ORD                                      844,801
            80,410  Hellenic Telecommunications
                    Organization SA ORD(1)                             1,854,456
            14,382  Philippine Long Distance
                    Telephone ADR                                        538,462
         1,863,500  PT Telekomunikasi Indonesia
                    Tbk ORD                                            1,614,747
           219,230  Telenor ASA ORD                                    2,774,098
           165,059  Verizon Communications Inc.                        5,806,776
                                                                 ---------------
                                                                      28,495,770
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
            86,800  Allegheny Energy, Inc.(1)                          3,623,033
            12,330  E.On AG ORD                                        1,566,511
            71,799  Equatorial Energia SA ORD(1)                         523,848
            49,300  Exelon Corporation                                 3,006,314
            34,973  FirstEnergy Corp.                                  1,995,559
            47,730  Fortum Oyj ORD                                     1,284,235
             2,952  FPL Group, Inc.                                      131,216
            42,959  Northeast Utilities                                  979,895
            82,816  Pepco Holdings, Inc.                               2,102,698
            72,200  PPL Corporation                                    2,524,834

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         1,363,632  Unified Energy System ORD(1)                       1,004,315
                                                                 ---------------
                                                                      18,742,458
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
           270,100  ABB Ltd. ORD                                       3,589,041
               780  Acuity Brands Inc.                                    33,329
            52,900  Alstom RGPT ORD(1)                                 4,988,469
            34,200  Cooper Industries, Ltd. Cl A                       2,800,296
            56,600  Emerson Electric Co.                               4,649,690
            19,697  Hubbell Inc. Cl B                                    915,911
           115,000  Matsushita Electric
                    Works, Ltd. ORD                                    1,227,242
           182,000  Mitsubishi Electric Corp. ORD                      1,501,671
            35,945  Roper Industries Inc.                              1,667,129
                                                                 ---------------
                                                                      21,372,778
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
            15,600  Amphenol Corp. Cl A                                  896,532
            16,600  Anixter International Inc.                           904,534
           765,600  Hon Hai Precision Industry Co.,
                    Ltd. ORD                                           4,317,337
            49,900  Hoya Corp. ORD                                     1,816,169
             9,077  Itron Inc.(1)                                        508,130
            26,200  Molex Inc.                                           955,514
            35,900  Murata Manufacturing Co.
                    Ltd. ORD                                           2,472,486
            28,657  Orbotech Ltd.(1)                                     688,055
             3,843  Plexus Corp.(1)                                       76,168
                                                                 ---------------
                                                                      12,634,925
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.1%
            11,928  Aker Kvaerner ASA ORD                              1,141,444
            21,800  Cameron International Corp.(1)                     1,044,438
            54,722  CAT Oil AG ORD(1)                                  1,174,385
            25,878  Core Laboratories N.V.(1)                          1,898,669
            12,400  Diamond Offshore Drilling, Inc.                      898,752
            17,200  Dril-Quip Inc.(1)                                  1,320,788
           183,448  Grey Wolf Inc.(1)                                  1,341,005
            63,400  Oceaneering International, Inc.(1)                 2,280,498
            93,944  Saipem SpA ORD                                     2,105,197
            54,300  Schlumberger Ltd.                                  3,328,590
            82,300  Superior Energy Services(1)                        2,627,839
           195,200  TETRA Technologies, Inc.(1)                        5,428,513
                                                                 ---------------
                                                                      24,590,118
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
           805,581  Centros Comerciales
                    Sudamericanos SA ORD                               2,040,011
            80,400  CVS Corp.                                          2,697,420
           177,614  Kroger Co. (The)                                   4,228,990
             3,515  Longs Drug Stores Corp.                              159,686
           237,294  Organizacion Soriana SA de CV
                    Cl B ORD                                           1,129,754
            93,973  Pyaterochka Holding N.V. GDR(1)                    1,672,719
            71,800  Safeway Inc.                                       2,220,774
            50,500  Seven & i Holdings Co. Ltd. ORD                    1,786,354
             2,720  Shinsegae Co. Ltd. ORD                             1,348,971

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           355,970  Tesco plc ORD                                      2,558,084
            73,996  Wal-Mart Stores, Inc.                              3,309,101
            34,600  Walgreen Co.                                       1,711,316
           169,000  Wumart Stores Inc. Cl H ORD                          597,572
                                                                 ---------------
                                                                      25,460,752
                                                                 ---------------
FOOD PRODUCTS - 1.9%
            65,479  Archer-Daniels-Midland Co.                         2,695,770
           178,328  Campbell Soup Co.                                  6,699,784
         1,297,000  China Yurun Food Group Ltd. ORD                    1,030,622
             9,600  CJ Corp. ORD                                       1,008,110
            37,000  ConAgra Foods, Inc.                                  880,600
            39,620  Delta and Pine Land Company                        1,603,025
           101,045  General Mills, Inc.                                5,479,670
         1,532,000  Global Bio-Chem Technology
                    Group Co. Ltd.                                       510,187
            29,420  Groupe Danone ORD                                  4,048,376
           218,909  GRUMA SA de CV Cl B ORD                              660,536
            73,200  H.J. Heinz Co.                                     3,062,688
             8,400  Hershey Company (The)                                453,264
            87,500  Kraft Foods Inc. Cl A                              2,967,125
           261,000  Kuala Lumpur Kepong Bhd ORD                          808,313
             3,530  Nestle SA ORD                                      1,214,249
           822,500  PT Astra Agro Lestari Tbk ORD                        829,988
            49,220  Royal Numico N.V. ORD                              2,286,669
            59,800  Sara Lee Corp.                                       994,474
               343  Seaboard Corp.                                       480,200
           134,300  Unilever N.V. New York Shares                      3,201,712
         1,022,000  Xiwang Sugar
                    Holdings Co. Ltd. ORD                                553,228
                                                                 ---------------
                                                                      41,468,590
                                                                 ---------------
GAS UTILITIES(2)
             1,473  UGI Corp.                                             36,530
            29,000  WGL Holdings Inc.                                    901,030
                                                                 ---------------
                                                                         937,560
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
            36,700  Advanced Medical Optics Inc.(1)                    1,767,105
            13,840  Alcon Inc.                                         1,630,214
            58,035  Baxter International, Inc.                         2,575,593
            69,900  Beckman Coulter, Inc.                              3,828,423
           127,339  Becton Dickinson & Co.                             8,875,528
            13,500  Cytyc Corp.(1)                                       322,515
            12,300  DJO Inc.(1)                                          474,411
            33,878  Edwards Lifesciences
                    Corporation(1)                                     1,581,764
            20,640  Essilor International SA Cie
                    Generale D'Optique ORD                             2,136,756
             4,993  Hillenbrand Industries, Inc.                         284,951
            21,100  Hologic, Inc.(1)                                     911,098
            18,437  Kinetic Concepts Inc.(1)                             582,609
            63,800  Symmetry Medical Inc.(1)                             884,906
                                                                 ---------------
                                                                      25,855,873
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
            73,844  AmerisourceBergen Corp.                            3,260,951
            36,774  Cardinal Health, Inc.                              2,479,303
            40,445  Caremark Rx Inc.                                   2,343,383
            10,700  Express Scripts, Inc.(1)                             899,656
            25,030  Fresenius Medical Care AG ORD                      3,302,536
            61,900  HCA Inc.                                           3,052,908
           122,986  Humana Inc.(1)                                     7,493,538
            47,800  Laboratory Corp. of America
                    Holdings(1)                                        3,270,476
            42,100  Manor Care, Inc.                                   2,197,620
           118,338  McKesson Corp.                                     6,011,570
            43,100  Quest Diagnostics Inc.                             2,770,468
            86,044  Sierra Health Services, Inc.(1)                    3,691,288
            74,198  UnitedHealth Group Incorporated                    3,854,586
            32,264  WellCare Health Plans Inc.(1)                      1,809,365
                                                                 ---------------
                                                                      46,437,648
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
            75,300  Emdeon Corp.(1)                                      892,305
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            29,520  Accor SA ORD                                       1,889,234
            63,268  Choice Hotels International Inc.                   2,398,490
            92,866  Darden Restaurants, Inc.                           3,287,456
           257,000  FU JI Food and Catering
                    Services Holdings Ltd. ORD                           403,148
            59,500  International Game Technology                      2,301,460
            22,900  International Speedway Corp.                       1,108,360
            43,400  Las Vegas Sands Corp.(1)                           3,029,754
            66,621  McDonald's Corporation                             2,391,694
            60,600  OSI Restaurant Partners, Inc.                      1,876,782
             1,576  Papa John's International Inc.(1)                     53,584
             1,935  Shreveport Gaming
                    Holdings Inc.(1)                                      34,404
            38,800  Speedway Motorsports Inc.                          1,446,076
               126  Trump Entertainment
                    Resorts, Inc.(1)                                       2,277
            30,974  Yum! Brands, Inc.                                  1,514,009
                                                                 ---------------
                                                                      21,736,728
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           136,873  Corporacion GEO SA de CV
                    Series B ORD(1)                                      551,503
            69,603  Gafisa SA ORD(1)                                     921,550
            46,400  Koninklijke Royal Philips
                    Electronics N.V. ORD                               1,582,559
            95,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                           2,032,475
            12,100  Mohawk Industries Inc.(1)                            857,648
           135,600  Newell Rubbermaid Inc.                             3,659,844
           199,000  Sekisui Chemical Co. Ltd. ORD                      1,747,102
           139,659  Urbi Desarrollos Urbanos
                    SA de CV ORD(1)                                      370,378
                                                                 ---------------
                                                                      11,723,059
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.7%
            94,220  Colgate-Palmolive Co.                              5,640,009
            89,300  Kimberly-Clark Corp.                               5,670,550

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           102,513  Reckitt Benckiser plc ORD                          4,257,039
                                                                 ---------------
                                                                      15,567,598
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.6%
           171,793  AES Corp. (The)(1)                                 3,648,883
           159,300  Malakoff Bhd ORD                                     419,780
           111,000  Tractebel Energia SA ORD                           1,001,329
           132,364  TXU Corp.                                          8,763,820
                                                                 ---------------
                                                                      13,833,812
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.3%
            14,758  Barloworld Ltd. ORD                                  277,594
           330,600  General Electric Co.                              11,260,236
           160,000  Keppel Corp. Ltd. ORD                              1,525,214
           183,102  McDermott International, Inc.(1)                   8,825,516
            50,300  Textron Inc.                                       4,218,158
            83,100  Tyco International Ltd.                            2,173,065
                                                                 ---------------
                                                                      28,279,783
                                                                 ---------------
INSURANCE - 2.2%
            24,265  Ace, Ltd.                                          1,306,913
            66,545  Admiral Group plc ORD                                858,176
            47,200  Allstate Corp.                                     2,734,768
            20,200  American Financial Group, Inc.                       943,744
           117,800  American International Group, Inc.                 7,517,995
            65,195  Arch Capital Group Ltd.(1)                         3,885,622
            83,193  AXA SA ORD                                         3,091,140
           111,142  Berkley (W.R.) Corp.                               3,889,970
                16  Berkshire Hathaway Inc. Cl A(1)                    1,537,552
            54,897  Chubb Corp.                                        2,753,634
            19,200  Endurance Specialty Holdings Ltd.                    619,584
            31,700  Hartford Financial Services
                    Group Inc. (The)                                   2,721,762
             9,221  LandAmerica Financial Group Inc.                     583,136
            44,100  Loews Corp.                                        1,696,968
           112,000  Marsh & McLennan
                    Companies, Inc.                                    2,929,920
             9,210  PartnerRe Ltd.                                       592,203
            12,578  Philadelphia Consolidated
                    Holding Co.(1)                                       454,820
           111,890  Prudential plc ORD                                 1,256,456
            89,070  QBE Insurance Group
                    Limited ORD                                        1,622,917
           777,236  Shin Kong Financial
                    Holding Co. Ltd. ORD                                 673,392
            54,500  St. Paul Travelers
                    Companies, Inc. (The)                              2,392,550
            52,800  Torchmark Corp.                                    3,284,688
                                                                 ---------------
                                                                      47,347,910
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
            45,389  Akamai Technologies, Inc.(1)                       1,779,249
             9,000  Google Inc. Cl A(1)                                3,406,770
            85,061  RealNetworks Inc.(1)                                 938,223
                                                                 ---------------
                                                                       6,124,242
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
IT SERVICES - 1.9%
           233,883  Accenture Ltd. Cl A                                6,937,049
           104,797  Acxiom Corp.                                       2,545,519
           101,000  Alliance Data Systems Corp.(1)                     5,104,540
            39,700  Ceridian Corp.(1)                                    947,639
            13,000  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  908,830
            24,900  Fiserv, Inc.(1)                                    1,099,833
            44,182  Global Payments Inc.                               1,681,125
            22,100  Infosys Technologies Ltd. ORD                        860,777
           207,977  International Business
                    Machines Corp.                                    16,839,899
           145,788  Tata Consultancy
                    Services Ltd. ORD                                  3,126,876
            21,521  VeriFone Holdings Inc.(1)                            498,211
             6,876  WNS Holdings Ltd. ADR(1)                             185,308
                                                                 ---------------
                                                                      40,735,606
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            94,600  Hasbro, Inc.                                       1,920,381
            14,529  Mattel, Inc.                                         273,726
            52,500  Sega Sammy Holdings Inc. ORD                       1,794,451
                                                                 ---------------
                                                                       3,988,558
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
            96,104  Applera Corporation - Applied
                    Biosystems Group                                   2,945,588
            57,400  Covance Inc.(1)                                    3,608,738
            24,700  Illumina, Inc.(1)                                    831,896
           114,200  Pharmaceutical Product
                    Development, Inc.                                  4,353,304
           146,500  Thermo Electron Corp.(1)                           5,742,800
                                                                 ---------------
                                                                      17,482,326
                                                                 ---------------
MACHINERY - 0.9%
            75,570  Atlas Copco AB Cl A ORD                            1,945,154
            48,155  Cummins Inc.                                       5,529,156
            25,200  Deere & Co.                                        1,968,120
            29,100  Dover Corp.                                        1,414,842
            42,100  Ingersoll-Rand Company Cl A                        1,600,642
            73,100  JTEKT Corp. ORD                                    1,458,012
            63,000  Komatsu Ltd. ORD                                   1,151,850
            71,500  Lupatech SA ORD(1)                                   736,667
            22,350  MAN AG ORD                                         1,709,852
            49,000  NGK Insulators Ltd. ORD                              669,093
            17,500  Parker-Hannifin Corp.                              1,295,875
           400,400  PT United Tractors Tbk ORD                           252,528
             2,390  Vallourec ORD                                        535,883
                                                                 ---------------
                                                                      20,267,674
                                                                 ---------------
MARINE - 0.2%
            42,087  American Commercial
                    Lines Inc.(1)                                      2,209,567
         1,202,800  Thoresen Thai Agencies
                    Public Co. Ltd. ORD(1)                               768,153
           636,000  U-Ming Marine Transport
                    Corp. ORD(1)                                         669,932
                                                                 ---------------
                                                                       3,647,652
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MEDIA - 0.9%
           238,368  DIRECTV Group, Inc. (The)(1)                       4,478,935
            26,200  Focus Media Holding Ltd. ADR(1)                    1,545,800
            43,500  Gannett Co., Inc.                                  2,472,975
            18,102  John Wiley & Sons Inc. Cl A                          624,519
            37,100  Lamar Advertising Co. Cl A(1)                      1,940,330
            21,900  New York Times Co. (The) Cl A                        493,188
           102,772  The Walt Disney Co.                                3,047,190
           200,600  Time Warner Inc.                                   3,333,972
             9,012  TVN SA ORD(1)                                        313,272
            30,600  Viacom Inc. Cl B                                   1,110,780
                                                                 ---------------
                                                                      19,360,961
                                                                 ---------------
METALS & MINING - 1.3%
            35,700  Allegheny Technologies Inc.                        2,047,395
            28,561  Anglo American plc ORD                             1,229,781
           161,089  BHP Billiton Ltd. ORD                              3,407,533
            14,700  Carpenter Technology                               1,408,848
           966,975  China Steel Corp. ORD                                784,868
            33,696  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,961,444
             2,554  Impala Platinum Holdings
                    Limited ORD                                          472,439
            49,321  JSW Steel Ltd. ORD                                   292,166
            23,276  Kazakhmys plc ORD                                    543,146
            39,636  Kumba Resources Ltd. ORD                             798,926
           110,871  Nucor Corp.                                        5,418,265
            56,200  Oregon Steel Mills, Inc.(1)                        2,707,154
             4,261  POSCO ORD                                          1,069,902
            31,410  Rio Tinto Ltd. ORD                                 1,749,797
            51,098  Steel Dynamics Inc.                                2,697,463
            46,913  Ternium SA ADR(1)                                  1,182,677
                                                                 ---------------
                                                                      27,771,804
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            17,206  Ameren Corp.                                         921,381
            10,900  Consolidated Edison, Inc.                            503,580
             4,700  Dominion Resources Inc.                              375,483
            47,300  NiSource Inc.                                      1,001,341
            38,190  Veolia Environnement ORD                           2,140,729
            33,700  Wisconsin Energy Corp.                             1,449,100
           101,200  XCEL Energy Inc.                                   2,104,960
                                                                 ---------------
                                                                       8,496,574
                                                                 ---------------
MULTILINE RETAIL - 1.4%
           115,946  Big Lots Inc.(1)                                   2,127,609
           315,704  Comercial Siglo XXI SA ORD                         1,084,248
            63,000  Daiei Inc. (The) ORD(1)                            1,218,974
           266,800  Dollar General Corp.                               3,431,048
            97,958  Dollar Tree Stores Inc.(1)                         2,819,231
             9,285  Family Dollar Stores, Inc.                           237,417
            44,372  Federated Department Stores, Inc.                  1,685,249
         1,263,000  Golden Eagle Retail
                    Group Ltd. ORD(1)                                    797,363
            38,773  J.C. Penney Co. Inc.                               2,444,250
            75,029  Kohl's Corp.(1)                                    4,690,062

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            36,901  Lojas Renner SA ORD                                2,245,026
           152,390  Marks & Spencer Group plc ORD                      1,719,955
           415,500  Parkson Retail Group Ltd. ORD                      1,389,042
            15,190  PPR SA ORD                                         2,098,024
            43,400  Target Corp.                                       2,100,126
                                                                 ---------------
                                                                      30,087,624
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            37,000  Canon, Inc. ORD                                    1,841,800
            87,800  Xerox Corp.(1)                                     1,300,318
                                                                 ---------------
                                                                       3,142,118
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
            11,000  Anadarko Petroleum Corp.                             516,010
           203,610  BG Group plc ORD                                   2,662,636
             7,511  BP plc ADR                                           511,124
           181,030  BP plc ORD                                         2,058,719
           236,743  Chevron Corp.                                     15,246,249
         1,506,000  China Petroleum &
                    Chemical Corp. Cl H ORD                              896,555
            59,700  ConocoPhillips                                     3,786,771
             9,300  Devon Energy Corporation                             581,157
            58,320  ENI SpA ORD                                        1,785,868
           100,300  Equitable Resources Inc.                           3,697,058
           440,818  Exxon Mobil Corp.                                 29,830,154
            58,010  GS Holdings Corp. ORD                              1,875,765
            38,158  Marathon Oil Corp.                                 3,186,193
             7,700  Murphy Oil Corp.                                     376,607
            33,680  Neste Oil Oyj ORD                                  1,061,552
            21,086  NovaTek OAO GDR                                    1,009,176
            70,148  OAO Gazprom ADR                                    3,303,971
            77,564  Occidental Petroleum Corp.                         3,954,988
         1,336,000  PetroChina Co. Ltd. Cl H ORD                       1,506,528
            66,583  Petroleo Brasileiro SA ADR                         5,969,832
            44,894  Repsol YPF, SA ORD                                 1,290,759
            83,800  Royal Dutch Shell plc ADR                          5,777,172
            51,000  Southwestern Energy Company(1)                     1,751,850
            58,690  Statoil ASA ORD                                    1,582,779
            16,310  Suncor Energy Inc. ORD                             1,264,610
            16,091  Sunoco, Inc.                                       1,157,104
            13,276  Tesoro Corporation                                   857,762
            62,710  Total SA ORD                                       4,234,297
            25,675  Tupras Turkiye Petrol Rafine ORD                     468,906
            52,668  Valero Energy Corp.                                3,023,143
                                                                 ---------------
                                                                     105,225,295
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
         2,028,000  Chung Hwa Pulp Corp. ORD                             915,513
            54,000  MeadWestvaco Corp.                                 1,379,700
         1,109,001  Nine Dragons Paper
                    Holdings Ltd. ORD(1)                               1,016,700
           123,785  Sappi Ltd. ORD                                     1,573,683
            51,300  Weyerhaeuser Co.                                   3,180,600
                                                                 ---------------
                                                                       8,066,196
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.1%
             1,353  Amorepacific Corporation ORD(1)                      588,017
            14,300  Estee Lauder
                    Companies, Inc. Cl A                                 527,098
            14,968  Oriflame Cosmetics SA SDR                            516,451
                                                                 ---------------
                                                                       1,631,566
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            87,478  Abbott Laboratories                                4,260,179
             6,800  Allergan, Inc.                                       779,008
            16,800  Bristol-Myers Squibb Co.                             365,400
             6,700  Eli Lilly and Company                                374,731
           155,430  GlaxoSmithKline plc ORD                            4,405,650
            69,354  Johnson & Johnson                                  4,484,430
            63,357  King Pharmaceuticals, Inc.(1)                      1,027,651
           137,171  Merck & Co., Inc.                                  5,562,284
           116,476  Novartis AG ORD                                    6,649,957
            20,600  Novo Nordisk AS Cl B ORD                           1,523,370
           198,900  Pfizer Inc.                                        5,481,684
            48,401  Roche Holding AG ORD                               8,925,341
           208,700  Schering-Plough Corp.                              4,372,265
            72,911  Teva Pharmaceutical
                    Industries Ltd. ADR                                2,534,386
            61,200  Watson Pharmaceuticals, Inc.(1)                    1,569,168
            56,100  Wyeth                                              2,732,070
                                                                 ---------------
                                                                      55,047,574
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
            42,300  Archstone-Smith Trust                              2,249,514
            34,900  Camden Property Trust                              2,707,891
                                                                 ---------------
                                                                       4,957,405
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.3%
            41,760  Globe Trade Centre SA ORD(1)                         366,304
            17,200  Jones Lang LaSalle Inc.                            1,432,072
            51,000  Leopalace21 Corp. ORD                              1,808,387
            72,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                           2,123,423
                                                                 ---------------
                                                                       5,730,186
                                                                 ---------------
ROAD & RAIL - 0.1%
            10,334  ALL - America Latina Logistica
                    SA ORD(1)                                            878,752
               311  Burlington Northern
                    Santa Fe Corp.                                        20,821
             3,036  Norfolk Southern Corp.                               129,728
             4,027  Union Pacific Corp.                                  323,570
                                                                 ---------------
                                                                       1,352,871
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.6%
            30,500  Applied Materials, Inc.                              514,840
           147,522  Freescale Semiconductor Inc.
                    Cl B(1)                                            4,559,905
            37,270  Hynix Semiconductor Inc. ORD(1)                    1,426,010
           404,800  Intel Corp.                                        7,909,791
            33,448  Lam Research Corp.(1)                              1,431,240

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            28,200  Marvell Technology Group Ltd.(1)                     493,782
            73,300  MEMC Electronic Materials Inc.(1)                  2,835,244
           188,268  Micron Technology, Inc.(1)                         3,253,271
            91,209  National Semiconductor Corp.                       2,215,467
            47,400  Novellus Systems, Inc.(1)                          1,323,408
            33,600  NVIDIA Corp.(1)                                      978,096
           107,762  ON Semiconductor Corp.(1)                            647,650
             9,330  Samsung Electronics ORD                            6,305,365
            31,282  Texas Instruments Inc.                             1,019,480
                                                                 ---------------
                                                                      34,913,549
                                                                 ---------------
SOFTWARE - 1.0%
           212,900  BEA Systems Inc.(1)                                2,923,117
            64,008  BMC Software Inc.(1)                               1,703,893
            43,674  Cadence Design Systems Inc.(1)                       717,564
            19,600  Electronic Arts Inc.(1)                              999,012
            60,800  Mentor Graphics Corp.(1)                             881,600
           203,372  Microsoft Corporation                              5,224,626
           293,680  Oracle Corp.(1)                                    4,596,092
            10,020  SAP AG ORD                                         1,914,036
            87,300  Symantec Corp.(1)                                  1,627,272
            41,850  Totvs SA ORD(1)                                      780,420
                                                                 ---------------
                                                                      21,367,632
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
           121,147  American Eagle Outfitters, Inc.                    4,679,909
            41,135  AnnTaylor Stores Corporation(1)                    1,637,173
            19,255  Barnes & Noble Inc.                                  700,112
           414,230  Carphone Warehouse
                    Group plc ORD                                      2,219,250
            99,500  Gap, Inc. (The)                                    1,672,595
            40,378  Group 1 Automotive, Inc.                           1,829,123
            11,700  Guess?, Inc.(1)                                      477,360
            16,280  Gymboree Corp.(1)                                    546,194
            65,700  Home Depot, Inc. (The)                             2,252,853
            61,120  Inditex SA ORD                                     2,757,295
            58,200  Lowe's Companies, Inc.                             1,574,892
           183,817  Office Depot, Inc.(1)                              6,771,818
            32,437  OfficeMax Inc.                                     1,347,109
            18,399  Payless ShoeSource, Inc.(1)                          431,641
            65,900  Rent-A-Center Inc.(1)                              1,785,890
            16,570  Sherwin-Williams Co.                                 855,675
            28,500  Yamada Denki Co. Ltd. ORD                          3,060,859
                                                                 ---------------
                                                                      34,599,748
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            30,140  adidas AG ORD                                      1,436,548
             9,342  Brown Shoe Company, Inc.                             298,477
           165,900  Burberry Group plc ORD                             1,512,170
            52,010  Compagnie Financiere Richemont
                    AG Cl A ORD                                        2,476,969
            38,000  Liz Claiborne, Inc.                                1,420,060
            84,370  Luxottica Group SpA ORD                            2,444,120
            44,500  Polo Ralph Lauren Corp.                            2,625,054

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            19,100  VF Corp.                                           1,334,899
                                                                 ---------------
                                                                      13,548,297
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
            60,430  Corus Bankshares Inc.                              1,317,978
            40,081  Downey Financial Corp.                             2,460,573
            47,700  Fannie Mae                                         2,511,405
            37,736  FirstFed Financial Corp.(1)                        1,919,253
           161,200  Freddie Mac                                       10,252,320
            35,290  Hypo Real Estate Holding AG ORD                    2,188,421
            29,745  IndyMac Bancorp, Inc.                              1,163,030
            41,500  MGIC Investment Corp.                              2,401,605
            14,500  Radian Group Inc.                                    868,260
            99,125  Washington Mutual, Inc.                            4,152,346
                                                                 ---------------
                                                                      29,235,191
                                                                 ---------------
TOBACCO - 0.3%
            35,800  Altria Group Inc.                                  2,990,373
            64,390  British American Tobacco plc ORD                   1,766,254
            31,095  Loews Corp. - Carolina Group                       1,780,500
                                                                 ---------------
                                                                       6,537,127
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
            13,900  Grainger (W.W.), Inc.                                928,520
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
           120,175  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                             1,596,713
            54,166  Grupo Aeroportuario del Pacifico
                    SA de CV ADR                                       1,838,935
                                                                 ---------------
                                                                       3,435,648
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.8%
           229,970  America Movil SA de CV
                    Series L ADR                                       8,580,181
           156,800  American Tower Corp. Cl A(1)                       5,622,848
            55,410  China Mobile Hong Kong Ltd. ADR                    1,845,707
           213,500  China Mobile Hong Kong Ltd. ORD                    1,435,723
            25,400  Crown Castle
                    International Corp.(1)                               872,744
            78,932  Leap Wireless
                    International, Inc.(1)                             3,651,394
           154,896  NII Holdings, Inc. Cl B(1)                         8,263,702
            17,900  Rogers Communications Inc.
                    Cl B ORD                                             923,641
           191,513  SBA Communications Corp.
                    Cl A(1)                                            4,929,545
           212,897  Sprint Nextel Corp.                                3,602,217
                                                                 ---------------
                                                                      39,727,702
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,358,893,641
(Cost $1,164,730,141)                                            ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
GAS UTILITIES - 0.1%
         9,500,000  Companhia de Gas de Sao
                    Paulo Cl A ORD                                     1,368,531
                                                                 ---------------
METALS & MINING(2)
            16,000  Usinas Siderurgicas de Minas
                    Gerais SA Cl A ORD                                   503,198
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
            31,464  Aracruz Celulose SA ADR                            1,633,926
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 3,505,655
(Cost $3,171,602)                                                ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 9.8%
           $11,122  FHLMC, 6.50%, 12/1/12                                 11,301
            66,902  FHLMC, 7.00%, 6/1/14                                  68,779
           257,973  FHLMC, 6.50%, 6/1/16                                 262,646
           315,536  FHLMC, 6.50%, 6/1/16                                 321,252
         3,910,114  FHLMC, 4.50%, 1/1/19(4)                            3,764,114
            87,696  FHLMC, 5.00%, 10/1/19                                 85,984
           609,952  FHLMC, 5.00%, 11/1/19                                598,044
            23,398  FHLMC, 5.50%, 11/1/19                                 23,334
            10,829  FHLMC, 5.50%, 11/1/19                                 10,799
            19,091  FHLMC, 5.50%, 11/1/19                                 19,039
            13,872  FHLMC, 5.50%, 11/1/19                                 13,834
            16,485  FHLMC, 5.50%, 11/1/19                                 16,440
            16,925  FHLMC, 5.50%, 12/1/19                                 16,879
            10,583  FHLMC, 5.00%, 2/1/20                                  10,364
            23,294  FHLMC, 5.00%, 2/1/20                                  22,811
            27,559  FHLMC, 5.50%, 3/1/20                                  27,460
            24,595  FHLMC, 5.50%, 3/1/20                                  24,506
            56,199  FHLMC, 5.50%, 3/1/20                                  55,997
            13,411  FHLMC, 5.00%, 5/1/20                                  13,133
            40,131  FHLMC, 5.00%, 5/1/20                                  39,298
            74,598  FHLMC, 5.00%, 5/1/20                                  73,050
           393,695  FHLMC, 4.50%, 7/1/20                                 378,213
           115,812  FHLMC, 4.00%, 10/1/20                                108,759
        15,399,858  FHLMC, 5.00%, 4/1/21                              15,080,218
             3,150  FHLMC, 8.00%, 6/1/26                                   3,326
             3,337  FHLMC, 8.00%, 6/1/26                                   3,523
            15,554  FHLMC, 8.00%, 6/1/26                                  16,421
             1,829  FHLMC, 8.00%, 7/1/26                                   1,931
            14,279  FHLMC, 7.00%, 8/1/29                                  14,727
            64,306  FHLMC, 7.50%, 8/1/29                                  66,870
            83,970  FHLMC, 8.00%, 7/1/30                                  88,449
           103,419  FHLMC, 6.50%, 6/1/31                                 105,491
         1,813,322  FHLMC, 5.50%, 12/1/33                              1,787,257
            69,261  FHLMC, 6.50%, 5/1/34                                  70,443
           202,391  FHLMC, 5.50%, 6/1/35                                 198,923
           160,374  FHLMC, 5.00%, 9/1/35                                 153,895
           110,473  FHLMC, 5.00%, 9/1/35                                 106,011
           441,360  FHLMC, 5.50%, 10/1/35                                433,797
           134,657  FHLMC, 5.50%, 10/1/35                                132,350

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           852,710  FHLMC, 5.00%, 11/1/35                                818,263
           715,596  FHLMC, 5.00%, 11/1/35                                686,687
            62,017  FHLMC, 6.50%, 3/1/36                                  63,022
            51,419  FHLMC, 6.50%, 3/1/36                                  52,252
         4,853,000  FNMA, 5.00%,
                    settlement date 9/14/06(5)                         4,649,781
        47,353,000  FNMA, 5.50%,
                    settlement date 9/14/06(5)                        46,479,906
        31,393,500  FNMA, 6.00%,
                    settlement date 9/14/06(5)                        31,432,743
        22,309,380  FNMA, 6.50%,
                    settlement date 9/14/06(5)                        22,650,981
        14,294,000  FNMA, 5.50%,
                    settlement date 9/19/06(5)                        14,244,857
            66,293  FNMA, 6.00%, 5/1/11                                   66,509
            69,443  FNMA, 6.50%, 3/1/12                                   70,564
            52,768  FNMA, 6.50%, 4/1/12                                   53,620
             8,441  FNMA, 6.50%, 4/1/12                                    8,577
             2,095  FNMA, 6.50%, 4/1/12                                    2,128
            70,408  FNMA, 6.50%, 4/1/12                                   71,544
            69,401  FNMA, 6.00%, 12/1/13                                  70,022
           121,547  FNMA, 5.32%, 4/1/14                                  121,341
           228,239  FNMA, 6.00%, 4/1/14                                  230,280
            82,002  FNMA, 7.50%, 6/1/15                                   84,978
           187,181  FNMA, 5.17%, 1/1/16                                  185,058
         4,816,391  FNMA, 4.50%, 5/1/19                                4,634,688
            39,435  FNMA, 4.00%, 6/1/19                                   37,148
           411,454  FNMA, 4.50%, 6/1/19                                  395,931
            46,009  FNMA, 4.50%, 12/1/19                                  44,273
            70,626  FNMA, 5.00%, 3/1/20                                   69,197
            76,648  FNMA, 5.00%, 3/1/20                                   75,198
            59,821  FNMA, 5.00%, 4/1/20                                   58,611
            17,682  FNMA, 5.00%, 5/1/20                                   17,324
            88,818  FNMA, 5.00%, 5/1/20                                   87,022
           314,983  FNMA, 5.00%, 7/1/20                                  308,614
             6,995  FNMA, 7.00%, 5/1/26                                    7,219
            10,456  FNMA, 7.00%, 6/1/26                                   10,791
            22,619  FNMA, 7.50%, 3/1/27                                   23,492
            59,604  FNMA, 6.50%, 4/1/29                                   60,870
            55,398  FNMA, 6.50%, 6/1/29                                   56,574
           118,864  FNMA, 6.50%, 6/1/29                                  121,388
            43,797  FNMA, 7.00%, 7/1/29                                   45,187
            32,563  FNMA, 7.00%, 7/1/29                                   33,567
           159,823  FNMA, 6.50%, 8/1/29                                  163,217
            87,792  FNMA, 7.00%, 3/1/30                                   90,498
            41,970  FNMA, 8.00%, 7/1/30                                   44,347
            52,520  FNMA, 7.50%, 9/1/30                                   54,383
           385,018  FNMA, 6.50%, 9/1/31                                  392,840
           210,230  FNMA, 7.00%, 9/1/31                                  216,371
           141,421  FNMA, 6.50%, 1/1/32                                  144,159
         1,087,871  FNMA, 7.00%, 6/1/32                                1,119,294
           778,987  FNMA, 6.50%, 10/1/32                                 793,522
         1,463,810  FNMA, 5.50%, 6/1/33                                1,441,639
        14,104,583  FNMA, 5.50%, 7/1/33                               13,890,955
         3,672,587  FNMA, 5.50%, 8/1/33(4)                             3,616,962
        10,146,245  FNMA, 5.00%, 11/1/33                               9,761,124
         6,203,200  FNMA, 5.50%, 1/1/34(4)                             6,109,247
           331,914  FNMA, 5.50%, 9/1/34                                  326,555
           316,998  FNMA, 5.50%, 10/1/34                                 311,880
           597,058  FNMA, 6.00%, 10/1/34                                 598,829
         1,154,160  FNMA, 5.00%, 11/1/34                               1,108,849
            17,565  FNMA, 5.50%, 3/1/35                                   17,252
           113,415  FNMA, 5.50%, 3/1/35                                  111,393

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            30,020  FNMA, 5.50%, 3/1/35                                   29,484
            34,764  FNMA, 5.50%, 3/1/35                                   34,145
           137,622  FNMA, 5.50%, 3/1/35                                  135,169
           161,175  FNMA, 5.00%, 4/1/35                                  154,510
           148,433  FNMA, 6.00%, 5/1/35                                  148,678
            21,725  FNMA, 6.00%, 5/1/35                                   21,761
             4,203  FNMA, 6.00%, 6/1/35                                    4,210
            73,071  FNMA, 6.00%, 6/1/35                                   73,192
           274,399  FNMA, 6.00%, 6/1/35                                  274,852
           552,278  FNMA, 5.00%, 7/1/35                                  529,438
            95,661  FNMA, 5.50%, 7/1/35                                   93,956
            66,296  FNMA, 6.00%, 7/1/35                                   66,406
           387,345  FNMA, 6.00%, 7/1/35                                  387,985
           251,622  FNMA, 6.00%, 7/1/35                                  252,037
            70,535  FNMA, 5.50%, 8/1/35                                   69,277
            84,577  FNMA, 6.00%, 8/1/35                                   84,717
         8,706,276  FNMA, 4.50%, 9/1/35                                8,112,665
            11,983  FNMA, 5.50%, 9/1/35                                   11,769
            79,036  FNMA, 5.50%, 9/1/35                                   77,627
           262,826  FNMA, 5.50%, 9/1/35                                  258,140
             4,609  FNMA, 5.50%, 9/1/35                                    4,527
           525,698  FNMA, 5.50%, 9/1/35                                  516,326
         5,655,955  FNMA, 4.50%, 10/1/35                               5,270,321
            79,622  FNMA, 5.00%, 10/1/35                                  76,329
         1,574,216  FNMA, 5.50%, 10/1/35                               1,546,148
           231,416  FNMA, 6.00%, 10/1/35                                 231,798
           727,866  FNMA, 5.50%, 11/1/35                                 714,889
           363,777  FNMA, 6.00%, 11/1/35                                 364,378
            53,998  FNMA, 6.50%, 11/1/35                                  54,839
            27,183  FNMA, 6.50%, 11/1/35                                  27,606
           204,972  FNMA, 6.50%, 12/1/35                                 208,165
            97,003  FNMA, 6.50%, 4/1/36                                   98,514
             4,895  GNMA, 9.00%, 4/20/25                                   5,288
             6,520  GNMA, 7.50%, 10/15/25                                  6,803
             4,148  GNMA, 6.00%, 4/15/26                                   4,198
             5,372  GNMA, 6.00%, 4/15/26                                   5,437
             5,458  GNMA, 7.50%, 6/15/26                                   5,697
            44,200  GNMA, 7.00%, 12/15/27                                 45,677
            81,931  GNMA, 7.50%, 12/15/27                                 85,554
            40,835  GNMA, 6.50%, 1/15/28                                  41,866
            91,277  GNMA, 6.50%, 3/15/28                                  93,581
            67,287  GNMA, 6.00%, 5/15/28                                  68,121
           146,914  GNMA, 6.00%, 5/15/28                                 148,736
             1,772  GNMA, 6.50%, 5/15/28                                   1,817
             3,159  GNMA, 6.50%, 5/15/28                                   3,238
            14,402  GNMA, 6.50%, 5/15/28                                  14,766
           101,599  GNMA, 6.00%, 8/15/28                                 102,859
           175,859  GNMA, 7.00%, 5/15/31                                 181,509
            78,203  GNMA, 5.50%, 4/15/32                                  77,571
         1,045,211  GNMA, 5.50%, 11/15/32(4)                           1,036,767
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           214,536,534
(Cost $214,622,913)                                              ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 7.3%
AEROSPACE & DEFENSE - 0.3%
            30,000  Alliant Techsystems Inc.,
                    6.75%, 4/1/16                                         29,250
           254,000  Boeing Capital Corp.,
                    4.75%, 8/25/08                                       251,656
            37,000  DRS Technologies, Inc.,
                    6.625%, 2/1/16                                        36,168
           418,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18                                       420,090
         1,280,000  Honeywell International Inc.,
                    5.70%, 3/15/36                                     1,271,832
            50,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                       51,500
           375,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      362,813
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     241,875
           260,000  Lockheed Martin Corp., 6.19%,
                    9/1/36 (Acquired 8/30/06, Cost
                    $261,828)(6)                                         265,756
         1,440,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,401,863
         1,430,000  United Technologies Corp.,
                    6.05%, 6/1/36                                      1,496,379
                                                                 ---------------
                                                                       5,829,182
                                                                 ---------------
AUTO COMPONENTS(2)
            25,000  TRW Automotive Inc.,
                    9.375%, 2/15/13                                       26,813
                                                                 ---------------
BEVERAGES - 0.1%
           206,000  Anheuser-Busch Companies, Inc.,
                    9.00%, 12/1/09                                       229,010
           950,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired
                    8/6/03-1/6/04,
                    Cost $952,637)(6)                                    929,530
         1,890,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06, Cost
                    $1,888,658)(6)                                     1,940,768
                                                                 ---------------
                                                                       3,099,308
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
         1,190,000  Genentech, Inc., 4.75%, 7/15/15                    1,131,603
                                                                 ---------------
BUILDING PRODUCTS(2)
           375,000  Nortek Inc., 8.50%, 9/1/14                           350,625
                                                                 ---------------
CAPITAL MARKETS - 0.3%
         1,390,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                     1,371,067
           880,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        852,328
         1,340,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                      1,316,244
         1,650,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16                                     1,703,300
           630,000  Morgan Stanley, 4.00%, 1/15/10                       605,485
           500,000  Morgan Stanley, 4.25%, 5/15/10                       482,334
           690,000  Morgan Stanley, 5.05%, 1/21/11                       681,350
                                                                 ---------------
                                                                       7,012,108
                                                                 ---------------
CHEMICALS(2)
           130,000  Dow Chemical Co. (The),
                    7.375%, 11/1/29                                      149,952
           199,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      203,975
            46,000  IMC Global Inc., 10.875%, 6/1/08                      49,335
           324,000  Lyondell Chemical Co.,
                    9.50%, 12/15/08                                      335,340
           300,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05, Cost
                    $300,000)(6)                                         301,875
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                                                                       1,040,477
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
           130,000  Abbey National plc,
                    7.95%, 10/26/29                                      161,990
         1,080,000  PNC Bank N.A.,
                    4.875%, 9/21/17                                    1,017,409
           940,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     934,135
         1,100,000  SouthTrust Corp.,
                    5.80%, 6/15/14                                     1,113,664
         1,100,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                     1,048,141
         1,720,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     1,644,446
         1,500,000  Wells Fargo & Co.,
                    4.20%, 1/15/10                                     1,454,579
         1,310,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                     1,286,144
                                                                 ---------------
                                                                       8,660,508
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           470,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      458,250
            96,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                        94,800
           325,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        342,063
           600,000  Cenveo Corp., 7.875%, 12/1/13                        570,000
           596,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       578,865
            14,000  Corrections Corp. of America,
                    6.75%, 1/31/14                                        13,895
           890,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       966,087
                                                                 ---------------
                                                                       3,023,960
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(2)
           375,000  Lucent Technologies Inc.,
                    6.45%, 3/15/29                                       321,563
           500,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $521,875)(6)                            522,500
                                                                 ---------------
                                                                         844,063
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                         514,375
                                                                 ---------------
CONSTRUCTION MATERIALS(2)
           300,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $215,373)(6)(7)                                      220,500
                                                                 ---------------
CONSUMER FINANCE(2)
           650,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                637,137
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           450,000  Ball Corp., 6.875%, 12/15/12                         452,250
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      243,125
           477,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     461,498
            30,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                 30,300
                                                                 ---------------
                                                                       1,187,173
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        337,500
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED(2)
           225,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06,
                    Cost $227,250)(6)                                    230,625
           150,000  Dow Jones CDX N.A. High Yield
                    Secured Note, 8.25%, 12/29/10
                    (Acquired 1/6/06-3/23/06,
                    Cost $151,444)(6)                                    151,782
                                                                 ---------------
                                                                         382,407
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
         1,000,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       990,732
         2,300,000  Bank of America Corp.,
                    4.375%, 12/1/10(4)                                 2,225,935
         4,196,000  Citigroup Inc., 5.00%, 9/15/14(4)                  4,066,365
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      295,139
           450,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     441,668
           325,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      310,927
           870,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      900,603
           940,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      926,753
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       288,051
           325,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                       329,366
         1,695,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                   1,636,860
         1,715,000  HSBC Finance Corp.,
                    4.75%, 4/15/10                                     1,685,111
           870,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                      849,147
         1,150,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                      1,213,756
         1,370,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                     1,349,631
            44,000  Universal City Development
                    Partners, 11.75%, 4/1/10                              47,850
            25,000  Universal City Florida Holding Co.
                    I/ Universal City Florida
                    Holding Co. II, 8.375%, 5/1/10                        25,281
                                                                 ---------------
                                                                      17,583,175
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
         1,437,000  AT&T Corp., 7.30%, 11/15/11                        1,553,089
            40,000  AT&T Corp., 8.00%, 11/15/31                           47,932
         1,150,000  AT&T Inc., 6.80%, 5/15/36                          1,192,971
           130,000  BellSouth Corp.,
                    6.875%, 10/15/31                                     133,005
           325,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       315,656
            95,000  Deutsche Telekom International
                    Finance BV, 5.75%, 3/23/16                            92,577
           750,000  Embarq Corp., 7.08%, 6/1/16                          766,592
            45,000  France Telecom SA,
                    8.50%, 3/1/31                                         57,589
           150,000  Intelsat Bermuda Ltd., 9.25%,
                    6/15/16 (Acquired 6/19/06, Cost
                    $150,000)(6)                                         156,750
           312,000  Intelsat Subsidiary Holding Co.
                    Ltd., VRN, 8.25%, 1/24/07                            312,780
           475,000  Intelsat Subsidiary Holding Co.
                    Ltd., VRN, 8.625%, 1/24/07                           482,125
           675,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   672,469
           475,000  Qwest Corp., 7.875%, 9/1/11                          497,563
           595,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      665,700
         2,670,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                     2,538,901
           520,000  Telefonica Emisones SAu,
                    5.98%, 6/20/11                                       528,278
                                                                 ---------------
                                                                      10,013,977
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
         1,280,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                      1,244,891
         1,090,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                    1,065,982
         1,480,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                               1,497,151
            55,000  Edison Mission Energy,
                    7.73%, 6/15/09                                        56,513

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           610,000  FirstEnergy Corp.,
                    7.375%, 11/15/31                                     691,936
           894,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        869,154
           210,000  FPL Group Capital Inc.,
                    5.55%, 2/16/08                                       210,070
           400,000  MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                        414,000
           950,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       908,191
            40,000  TECO Energy, Inc., 6.75%, 5/1/15                      40,050
                                                                 ---------------
                                                                       6,997,938
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
           250,000  Celestica Inc., 7.625%, 7/1/13                       246,875
           575,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       563,500
                                                                 ---------------
                                                                         810,375
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           120,000  Consolidated Natural Gas
                    Company, 5.00%, 12/1/14                              113,353
           500,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     522,500
            45,000  Hanover Compressor Co.,
                    9.00%, 6/1/14                                         47,925
           625,000  Newpark Resources,
                    8.625%, 9/22/06                                      626,563
           350,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       355,250
           760,000  XTO Energy Inc., 6.10%, 4/1/36                       746,179
                                                                 ---------------
                                                                       2,411,770
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
            25,000  CVS Corp., 4.875%, 9/15/14                            23,648
           550,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      576,125
         1,190,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                     1,148,321
           130,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30                                       158,795
         1,270,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                      1,173,352
                                                                 ---------------
                                                                       3,080,241
                                                                 ---------------
FOOD PRODUCTS - 0.1%
         1,650,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-11/28/05,
                    Cost $1,614,100)(6)                                1,599,902
           650,000  Cadbury Schweppes U.S. Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03, Cost $646,334)(6)                           626,794
           285,000  Kellogg Co., 6.60%, 4/1/11                           298,965
           130,000  Kellogg Co., 7.45%, 4/1/31                           154,909
           130,000  Kraft Foods Inc., 6.50%, 11/1/31                     138,283
                                                                 ---------------
                                                                       2,818,853
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
         1,160,000  Baxter Finco BV, 4.75%, 10/15/10                   1,134,571
           820,000  Boston Scientific Corp.,
                    6.40%, 6/15/16                                       831,475
           525,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     546,000
                                                                 ---------------
                                                                       2,512,046
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
            25,000  Fresenius Medical Care Capital
                    Trust II, 7.875%, 2/1/08                              25,563

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            25,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                             25,625
           400,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                      417,000
           375,000  HealthSouth Corp., 10.75%,
                    6/15/16 (Acquired 6/9/06, Cost
                    $369,394)(6)                                         385,313
         1,290,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                         1,273,397
           125,000  Omnicare Inc., 6.875%, 12/15/15                      120,156
                                                                 ---------------
                                                                       2,247,054
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
            30,000  American Real Estate Partners
                    L.P., 7.125%, 2/15/13                                 30,150
           238,569  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       218,291
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12                                       510,000
           490,000  Intrawest Corp., 7.50%, 10/15/13                     521,850
           400,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      413,500
            46,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       48,818
            75,000  Mandalay Resort Group,
                    6.375%, 12/15/11                                      72,563
           565,000  MGM Mirage, 8.50%, 9/15/10                           597,488
           350,000  MGM Mirage, 6.75%, 9/1/12                            342,125
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      300,000
         1,280,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                     1,291,606
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      350,991
           275,000  Six Flags Inc., 8.875%, 2/1/10                       264,000
           350,000  Six Flags Inc., 9.75%, 4/15/13                       318,500
           355,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       386,063
           400,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                     428,000
           560,000  Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15                         544,600
           629,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14                                      603,839
                                                                 ---------------
                                                                       7,242,384
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           650,000  D.R. Horton, Inc.,
                    7.875%, 8/15/11                                      692,433
            70,000  D.R. Horton, Inc.,
                    5.625%, 9/15/14                                       65,737
           150,000  KB Home, 9.50%, 2/15/11                              155,438
           500,000  KB Home, 6.375%, 8/15/11                             480,524
           425,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       431,375
            95,000  Simmons Co., VRN,
                    0.00%, 12/15/09(7)                                    66,738
            85,000  Standard-Pacific Corp.,
                    6.50%, 8/15/10                                        79,688
           275,000  Standard-Pacific Corp.,
                    9.25%, 4/15/12                                       258,500
                                                                 ---------------
                                                                       2,230,433
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           525,000  AES Corp. (The), 8.875%, 2/15/11                     564,375
           620,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/14/04-10/26/05,
                    Cost $640,350)(6)                                    668,825
           595,000  NRG Energy Inc., 7.375%, 2/1/16                      587,563
                                                                 ---------------
                                                                       1,820,763
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
         3,330,000  General Electric Co.,
                    5.00%, 2/1/13(4)                                   3,273,323
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INSURANCE - 0.2%
         1,450,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,447,158)(6)                                1,422,460
           130,000  AXA SA, 8.60%, 12/15/30                              164,353
           250,000  Berkshire Hathaway Finance
                    Corp., 3.40%, 7/2/07                                 246,224
         1,000,000  Genworth Financial Inc.,
                    5.75%, 6/15/14(4)                                  1,015,198
           650,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       620,056
         1,100,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $1,099,978)(6)                                1,076,112
           720,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       656,952
                                                                 ---------------
                                                                       5,201,355
                                                                 ---------------
IT SERVICES(2)
           490,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      508,375
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      333,531
                                                                 ---------------
                                                                         841,906
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES(2)
           425,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       432,969
                                                                 ---------------
MACHINERY - 0.1%
           740,000  Caterpillar Inc., 6.05%, 8/15/36                     764,475
           690,000  Dover Corp., 5.375%, 10/15/35                        645,756
            76,000  Terex Corp., 7.375%, 1/15/14                          76,380
                                                                 ---------------
                                                                       1,486,611
                                                                 ---------------
MEDIA - 0.8%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       404,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      319,313
           331,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      295,418
           505,000  CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10                                      513,838
           625,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(7)                                           490,625
         2,040,000  Comcast Corp., 5.90%, 3/15/16                      2,025,901
         1,920,000  Cox Communications, Inc.,
                    7.125%, 10/1/12                                    2,033,740
           428,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      444,050
           315,000  CSC Holdings, Inc., 7.25%,
                    4/15/12 (Acquired
                    8/5/04-7/6/05, Cost $303,813)(6)                     311,063
           500,000  Dex Media Inc., 8.00%, 11/15/13                      500,000
           500,000  DIRECTV Holdings LLC/DIRECTV
                    Financing Co., Inc., 8.375%,
                    3/15/13                                              527,500
           645,000  Echostar DBS Corp.,
                    6.375%, 10/1/11                                      629,681
         1,290,000  Knight-Ridder, Inc.,
                    7.125%, 6/1/11                                     1,342,172
           275,000  Mediacom LLC, 9.50%, 1/15/13                         283,938
           350,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      322,000
           500,000  News America Holdings,
                    7.75%, 1/20/24                                       546,553
           500,000  Primedia Inc., 8.875%, 5/15/11                       487,500
           355,000  Primedia Inc., 8.00%, 5/15/13                        318,613
           105,000  TCI Communications, Inc.,
                    8.75%, 8/1/15                                        123,151
           130,000  Time Warner Inc.,
                    7.625%, 4/15/31                                      141,186
           760,000  Viacom Inc., 5.75%, 4/30/11
                    (Acquired 4/5/06, Cost
                    $755,410)(6)                                         754,504
           380,000  Viacom Inc., 6.25%, 4/30/16
                    (Acquired 4/5/06, Cost

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                    $378,332)(6)                                         375,742
         1,200,000  Walt Disney Company,
                    5.50%, 12/29/06                                    1,200,865
                                                                 ---------------
                                                                      14,391,353
                                                                 ---------------
METALS & MINING(2)
           700,000  Alcan Inc., 4.50%, 5/15/13                           655,268
           350,000  IPSCO Inc., 8.75%, 6/1/13                            375,375
                                                                 ---------------
                                                                       1,030,643
                                                                 ---------------
MULTI-UTILITIES - 0.2%
           130,000  CenterPoint Energy Transition
                    Bond Co. LLC, 5.17%, 8/1/19                          128,391
           250,000  CMS Energy Corp.,
                    7.50%, 1/15/09                                       258,125
         1,100,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                    1,080,705
           650,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      630,926
           110,000  Dominion Resources Inc.,
                    5.95%, 6/15/35                                       104,580
         1,110,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                     1,024,569
         1,110,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                      1,100,733
           120,000  Puget Sound Energy, Inc.,
                    3.36%, 6/1/08                                        115,715
                                                                 ---------------
                                                                       4,443,744
                                                                 ---------------
MULTILINE RETAIL - 0.1%
            25,000  J.C. Penney Corp. Inc.,
                    6.875%, 10/15/15                                      26,417
           450,000  May Department Stores Co. (The),
                    3.95%, 7/15/07                                       443,540
         1,200,000  May Department Stores Co. (The),
                    4.80%, 7/15/09                                     1,180,293
           325,000  Neiman Marcus Group Inc.,
                    10.375%, 10/15/15                                    349,375
           260,000  Target Corp., 5.40%, 10/1/08                         260,873
           130,000  Target Corp., 7.00%, 7/15/31                         150,320
                                                                 ---------------
                                                                       2,410,818
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      128,125
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       455,625
           130,000  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29                                       148,241
           640,000  Devon Financing Corp. U.L.C.,
                    7.875%, 9/30/31                                      767,540
           425,000  El Paso Corp., 7.875%, 6/15/12                       440,938
           400,000  El Paso Corp., 7.80%, 8/1/31                         403,000
         2,050,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10                                2,003,439
           710,000  Enterprise Products Operating
                    L.P., 6.65%, 10/15/34                                707,695
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      556,875
            70,000  Kerr-McGee Corp., 6.95%, 7/1/24                       74,645
           357,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       379,313
           575,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     569,250
           230,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     214,475
           130,000  Occidental Petroleum Corp.,
                    4.00%, 11/30/07                                      128,006
           140,000  Occidental Petroleum Corp.,
                    10.125%, 9/15/09                                     158,725
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      304,500
            55,000  Pogo Producing Co.,
                    6.875%, 10/1/17                                       52,663
         1,720,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                              1,750,870
           275,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      279,125
            75,000  Range Resources Corp.,
                    6.375%, 3/15/15                                       72,000

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           200,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      212,000
           910,000  XTO Energy Inc., 5.30%, 6/30/15                      880,381
                                                                 ---------------
                                                                      10,687,431
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           300,000  Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08                                        299,250
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     420,750
           550,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       547,938
            36,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        34,290
                21  JSG Holding plc, 11.50%, 10/1/15                       2,824
           320,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       293,600
                                                                 ---------------
                                                                       1,598,652
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           260,000  Abbott Laboratories,
                    3.75%, 3/15/11                                       244,519
         1,440,000  Abbott Laboratories,
                    5.875%, 5/15/16                                    1,481,644
           450,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       449,798
                                                                 ---------------
                                                                       2,175,961
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           610,000  ERP Operating L.P.,
                    5.125%, 3/15/16                                      584,397
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   556,875
           220,000  Simon Property Group L.P.,
                    5.375%, 6/1/11                                       219,247
                                                                 ---------------
                                                                       1,360,519
                                                                 ---------------
ROAD & RAIL - 0.2%
           260,000  Burlington Northern Santa Fe
                    Corp., 6.125%, 3/15/09                               265,071
         1,340,000  Burlington Northern Santa Fe
                    Corp., 6.20%, 8/15/36                              1,381,751
           465,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05, Cost
                    $472,875)(6)                                         484,763
           475,000  Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05-1/27/06,
                    Cost $494,781)(6)                                    514,188
           770,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       742,068
           260,000  Union Pacific Corp.,
                    3.875%, 2/15/09                                      251,556
           110,000  Union Pacific Corp.,
                    7.375%, 9/15/09                                      115,762
                                                                 ---------------
                                                                       3,755,159
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT(2)
           125,000  BAE Systems Holdings Inc.,
                    4.75%, 8/15/10 (Acquired
                    3/21/06, Cost $121,256)(6)                           121,388
            53,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                       51,145
                                                                 ---------------
                                                                         172,533
                                                                 ---------------
SOFTWARE - 0.1%
         1,520,000  Oracle Corp., 5.00%, 1/15/11                       1,498,010
                                                                 ---------------
SPECIALTY RETAIL - 0.2%

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           700,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       712,249
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       367,500
           450,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13                                             456,750
           670,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       687,588
         1,655,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16                                      1,642,274
            29,000  Rent-A-Center Inc., 7.50%, 5/1/10                     28,638
           375,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     264,375
           275,000  United Auto Group, Inc.,
                    9.625%, 3/15/12                                      290,813
            56,000  Visant Corp., 7.625%, 10/1/12                         55,160
                                                                 ---------------
                                                                       4,505,347
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(2)
           575,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      560,625
            38,000  Phillips-Van Heusen,
                    7.25%, 2/15/11                                        38,095
                                                                 ---------------
                                                                         598,720
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
         1,120,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                     1,131,408
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
           550,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                        523,875
           161,000  United Rentals North
                    America, Inc., 7.75%, 11/15/13                       154,963
                                                                 ---------------
                                                                         678,838
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           130,000  Cingular Wireless LLC,
                    7.125%, 12/15/31                                     140,972
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      148,875
         2,060,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                     2,005,749
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       514,994
           300,000  Nextel Partners Inc.,
                    8.125%, 7/1/11                                       316,500
            50,000  Rogers Cable Inc.,
                    7.875%, 5/1/12                                        52,938
            92,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                        90,045
           345,000  Rogers Wireless Inc.,
                    7.25%, 12/15/12                                      357,506
           350,000  Rogers Wireless Inc.,
                    7.50%, 3/15/15                                       367,500
           325,000  Rural Cellular Corp.,
                    9.75%, 1/15/10                                       325,000
           300,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       311,250
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        97,750
           375,000  UbiquiTel Operating Company,
                    9.875%, 3/1/11                                       409,688
            25,000  Vodafone Group plc,
                    5.75%, 9/15/06                                        24,629
                                                                 ---------------
                                                                       5,163,396
                                                                 ---------------
TOTAL CORPORATE BONDS                                                160,905,444
(Cost $162,490,379)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 5.5%
         5,500,000  FHLB, 5.05%, 1/29/07                               5,490,953
        10,900,000  FHLB, 4.875%, 8/22/07                             10,861,370
         6,500,000  FHLB, 4.625%, 2/1/08                               6,457,887
        10,965,000  FHLB, 5.125%, 9/29/10                             10,988,399
         8,700,000  FHLMC, 6.625%, 9/15/09                             9,090,038

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        19,000,000  FHLMC, 5.25%, 7/18/11(4)                          19,191,063
         4,700,000  FHLMC, 5.50%, 3/28/16(4)                           4,715,623
        12,000,000  FHLMC, 5.30%, 5/12/20(4)                          11,467,392
         9,500,000  FNMA, 4.75%, 8/3/07                                9,456,253
        18,234,000  FNMA, 5.00%, 9/14/07(4)                           18,187,394
        14,700,000  FNMA, 5.80%, 2/9/26(4)                            14,631,704
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              120,538,076
(Cost $120,363,791)                                              ---------------

COMMERCIAL PAPER(8) - 5.1%
         6,500,000  Allied Irish Banks N.A., 5.32%,
                    10/23/06 (Acquired 8/4/06, Cost
                    $6,423,156)(4)(6)                                  6,450,144
         5,500,000  Amsterdam Funding Corp., 5.35%,
                    9/7/06 (Acquired 7/20/06, Cost
                    $5,459,949)(4)(6)                                  5,495,115
         5,500,000  Cedar Springs Capital Co., 5.40%,
                    10/12/06 (Acquired 7/13/06, Cost
                    $5,424,925)(4)(6)                                  5,466,478
         5,500,000  Citibank Credit Card Issuance
                    Trust, 5.36%, 9/5/06 (Acquired
                    7/18/06, Cost $5,459,874)(4)(6)                    5,496,771
         5,500,000  Crown Point Capital Co., 5.28%,
                    11/15/06 (Acquired 8/15/06, Cost
                    $5,426,593)(4)(6)                                  5,438,527
         5,500,000  HBOS Treasury Services plc,
                    5.28%, 11/6/06(4)                                  5,446,700
         5,500,000  ING (U.S.) Funding LLC,
                    5.24%, 2/26/07(4)                                  5,354,267
         5,500,000  IXIS, 5.31%, 9/8/06 (Acquired
                    7/18/06, Cost $5,457,815)(4)(6)                    5,494,385
         5,500,000  Legacy Capital LLC, 5.26%,
                    9/15/06 (Acquired 8/15/06, Cost
                    $5,475,088)(4)(6)                                  5,488,621
         5,500,000  Merrill Lynch & Co., Inc.,
                    5.33%, 10/10/06(4)                                 5,468,436
         5,500,000  MetLife Funding, Inc.,
                    5.15%, 9/6/06                                      5,495,991
         5,500,000  Old Line Funding Corp., 5.26%,
                    10/3/06 (Acquired 8/10/06, Cost
                    $5,456,605)(4)(6)                                  5,474,073
         5,500,000  Ranger Funding Co. LLC, 5.36%,
                    9/8/06 (Acquired 7/26/06, Cost
                    $5,463,969)(6)                                     5,494,329
         5,500,000  Ranger Funding Co. LLC, 5.25%,
                    9/11/06 (Acquired 8/10/06, Cost
                    $5,474,333)(6)                                     5,491,909
         5,500,000  Spintab AB, 5.28%, 11/14/06(4)                     5,439,808
         5,500,000  Thunder Bay Funding LLC, 5.26%,
                    9/20/06 (Acquired 8/10/06, Cost
                    $5,467,052)(4)(6)                                  5,484,518
         5,500,000  UBS Finance LLC, 5.35%,
                    9/12/06(4)                                         5,491,183
         6,800,000  Wal-Mart Stores, Inc., 5.19%,
                    10/17/06 (Acquired 8/25/06, Cost
                    $6,748,042)(4)(6)                                  6,754,120
         5,500,000  Wells Fargo & Co.,
                    5.25%, 9/14/06(4)                                  5,489,588
         5,500,000  Windmill Funding Corp., 5.26%,
                    10/5/06 (Acquired 8/24/06, Cost
                    $5,466,248)(4)(6)                                  5,472,390
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               111,687,353
(Cost $111,692,977)                                              ---------------

ASSET-BACKED SECURITIES(3) - 3.4%
             8,660  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $8,637)(6)                                        8,608
         3,164,494  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 9/25/06, resets monthly
                    off the 1-month LIBOR
                    plus 0.06%

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                    with no caps(4)                                    3,166,874
         3,798,206  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.37%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 3,800,553
         1,370,654  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.41%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                            1,371,775
             3,297  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $3,297)(6)                                        3,288
         4,700,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.39%, 9/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(4)                                         4,705,081
         2,064,383  Centex Home Equity, Series 2006
                    A, Class AV1, VRN, 5.38%,
                    9/25/06, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(4)                                         2,065,496
         3,027,586  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.40%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(4)                                         3,030,256
           303,905  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 5.45%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                        304,099
         1,120,222  Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 5.46%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                      1,121,070
         1,071,706  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.37%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                      1,072,368
         4,203,315  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                      4,206,195
         3,187,820  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(4)                                         3,190,010
         5,050,000  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.42%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(9)                              5,050,000
         7,600,000  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN, 5.37%,
                    9/25/06, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(4)                                         7,600,000
           273,000  GS Auto Loan Trust, Series
                    2005-1, Class A3 SEQ, 4.45%,
                    5/17/10                                              270,410
         2,343,247  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                            2,345,199
         2,282,808  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.40%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                 2,284,605
         5,150,895  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.37%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 5,154,078
           418,038  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.41%, 9/25/06, resets montly off
                    the 1-month LIBOR plus 0.08%
                    with no caps                                         418,409
           658,011  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.39%, 9/25/06, resets montly off
                    the 1-month LIBOR plus 0.06%
                    with no caps                                         658,418
            32,330  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    5.45%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                            32,352

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         5,186,940  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.42%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         5,190,798
           498,695  Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 5.44%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with a cap
                    of 14.00%                                            499,035
           450,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       436,086
         2,511,259  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.36%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                       2,512,753
           842,442  SLM Student Loan Trust, Series
                    2006-4, Class A1, VRN, 5.36%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                         842,952
         2,070,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.38%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                       2,070,000
         2,700,000  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.35%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.04%
                    with no caps                                       2,700,000
         5,950,000  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.37%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                            5,950,000
         1,518,000  USAA Auto Owner Trust, Series
                    2006-1, Class A3 SEQ, 5.01%,
                    9/15/10                                            1,515,539
           509,000  WFS Financial Owner Trust,
                    Series 2005-3, Class A3A SEQ,
                    4.25%, 6/17/10                                       504,558
           150,000  World Omni Auto Receivables
                    Trust, Series 2005 B, Class A3
                    SEQ, 4.40%, 4/20/09                                  148,981
         1,134,000  World Omni Auto Receivables
                    Trust, Series 2006 A, Class A3
                    SEQ, 5.01%, 10/15/10                               1,131,603
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         75,361,449
(Cost $75,352,680)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 3.4%
        20,407,339  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.86%, 9/1/06                                        423,983
         3,263,457  Bank of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.48%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $3,263,457)(4)(6)                   3,265,483
         4,455,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.44%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06, Cost
                    $4,455,000)(4)(6)                                  4,457,763
        26,995,428  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.93%, 9/1/06                         907,046
        16,188,510  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN,
                    1.13%, 9/1/06                                        456,710
         1,408,568  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.43%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $1,408,568)(6)                       1,409,633
         3,113,900  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.48%, 9/15/06, resets
                    monthly off the 1-month

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                    LIBOR plus 0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $3,113,900)(4)(6)                             3,116,329
         3,159,181  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    3,124,104
         1,201,724  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.73%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap of
                    7.50%                                              1,207,998
           286,371  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        284,835
         5,400,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(4)                    5,273,138
         5,960,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(4)                        5,863,322
         5,700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 9/11/06(4)                                  5,620,103
         4,600,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(4)                             4,470,722
         5,920,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30                                5,634,058
         5,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(4)                             4,989,799
         1,808,874  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.43%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $1,808,874)(4)(6)                    1,809,999
         3,800,000  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.41%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $3,800,000)(4)(6)                     3,800,000
           148,235  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             150,735
         2,550,000  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.49%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $2,550,000)(6)                                2,550,000
         2,950,000  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.45%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            2,950,000
        12,650,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(4)                       12,590,899
           200,104  Washington Mutual Asset
                    Securities Corp., Series 2003 C1A,
                    Class A SEQ, 3.83%, 1/25/35
                    (Acquired 2/3/06,
                    Cost $193,843)(6)                                    193,027
           682,183  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    5.53%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                           682,762
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  75,232,448
(Cost $75,727,343)                                               ---------------

U.S. TREASURY SECURITIES - 2.8%
         2,535,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(4)                                 3,381,652
         9,380,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(4)                                11,648,797
         1,300,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(4)                                1,501,094
         2,959,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(4)                                  3,505,261
        11,346,642  U.S. Treasury Inflation
                    Indexed Notes, 2.00%, 1/15/16(4)                  11,112,175
        11,442,000  U.S. Treasury Notes,
                    4.875%, 4/30/11(4)                                11,524,691
        14,100,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(4)                                14,354,463
         5,070,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(4)                                 5,129,020

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        62,157,153
(Cost $61,789,728)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.1%
            84,000  Bundesschatzanweisungen,
                    3.00%, 3/23/07                                    10,713,853
           130,000  Hydro Quebec, 8.40%, 1/15/22                         169,332
         9,422,979  KfW, VRN, 0.20%, 11/8/06, resets
                    quarterly off the 3-month JPY
                    LIBOR minus 0.215% with
                    no caps                                           10,071,761
           106,320  Overseas Private Investment Corp.,
                    4.10%, 11/15/14                                      102,034
         1,320,000  Province of Quebec,
                    5.00%, 7/17/09                                     1,318,005
         1,430,000  Republic of Italy, 4.00%, 6/16/08                  1,402,857
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                23,777,842
(Cost $23,994,113)                                               ---------------

MUNICIPAL SECURITIES - 0.6%
         8,200,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(4)                      9,779,976
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,080,345
         2,240,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.32%, 9/6/06
                    (LOC: Keybank N.A.)(4)                             2,240,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            13,100,321
(Cost $12,711,983)                                               ---------------

CERTIFICATES OF DEPOSIT - 0.3%
         5,500,000  Canadian Imperial Bank of
                    Commerce (New York), 5.42%,
                    11/3/06(4)                                         5,500,732
                                                                 ---------------
(Cost $5,500,000)

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(2)(10)
           500,000  BECC, 2.95%, 11/15/11                                494,743
                                                                 ---------------
(Cost $497,038)

TEMPORARY CASH INVESTMENTS - 3.9%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 8.125% - 8.75%, 5/15/17 -
8/15/21, valued at $87,626,525), in a joint
trading account at 5.20%, dated 8/31/06,
due 9/1/06 (Delivery value $85,812,393)(4)                            85,800,000
                                                                 ---------------
(Cost $85,800,000)

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 105.3%                               2,311,491,391
                                                                 ---------------
(Cost $2,118,444,688)

OTHER ASSETS AND LIABILITIES - (5.3)%                              (116,950,833)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,194,540,558
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
376 U.S. Treasury 2-Year Notes   December 2006     $  76,833,250      $ 110,779
957 U.S. Treasury 5-Year Notes   December 2006       100,589,672        219,362
                                                  ------------------------------
                                                   $ 177,422,922      $ 330,141
                                                  ==============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                       Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 61 U.S. Long Bond               December 2006     $   6,774,812      $ (47,793)
739 U.S. Treasury 10-Year Notes  December 2006        79,350,125       (336,522)
                                                  ------------------------------
                                                   $  86,124,937      $(384,315)
                                                  ==============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount      Description of Agreement      Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$   860,000        Pay quarterly a fixed rate       December 2010      $ (3,603)
                   equal to 0.45% multiplied by
                   the notional amount and
                   receive from Deutsche Bank AG
                   upon each default event of
                   one of the issues of Dow
                   Jones CDX N.A. Investment
                   Grade 5, par value of the
                   proportional notional amount.
  5,150,000        Pay quarterly a fixed rate       December 2010       (28,515)
                   equal to 0.85% multiplied by
                   the notional amount and
                   receive from Barclays Capital,
                   Inc. upon each default event
                   of one of the issues of Dow
                   Jones CDX N.A. Investment
                   Grade 5, par value of the
                   proportional notional amount.
 14,000,000        Pay quarterly a fixed rate       June 2011           (21,724)
                   equal to 0.40% multiplied by
                   the notional amount and
                   receive from Barclays Capital,
                   Inc. upon each default event
                   of one of the issues of Dow
                   Jones CDX N.A. Investment
                   Grade 6, par value of the
                   proportional notional amount.
 10,000,000        Pay quarterly a fixed rate       June 2011            (9,330)
                   equal to 0.75% multiplied by
                   the notional amount and
                   receive from Deutsche Bank AG
                   upon each default event of one
                   of the issues of Dow Jones CDX
                   N.A. Investment Grade 6, par
                   value of the proportional
                   notional amount.
--------------------------------------------------------------------------------
INTEREST RATE
--------------------------------------------------------------------------------
  5,620,000        Receive semiannually a fixed     November 2030       288,718
                   rate equal to 5.6965% and pay
                   quarterly a variable rate based
                   on the 3-month LIBOR with
                   Barclays Capital, Inc.
                                                                      ----------
                                                                       $225,546
                                                                      ==========

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
BECC = Book Entry Callable Corpus
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.
(5) Forward commitment.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was
    $107,176,650, which represented 4.9% of total net assets.
(7) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    August 31, 2006.
(8) The rate indicated is the yield to maturity at purchase.
(9) When-issued security.
(10) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,137,653,964
                                                                 ===============
Gross tax appreciation of investments                            $  203,228,230
Gross tax depreciation of investments                               (29,390,803)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  173,837,427
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
AUGUST 31, 2006

[american century investments logo and text logo]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 76.5%
AEROSPACE & DEFENSE - 1.4%
           164,190  BE Aerospace, Inc.(1)                         $    3,917,573
            44,754  Boeing Co.                                         3,352,075
            14,100  Honeywell International Inc.                         545,952
            13,927  Lockheed Martin Corp.                              1,150,370
            11,900  Northrop Grumman Corp.                               795,039
            64,800  Precision Castparts Corp.                          3,786,912
            72,100  United Technologies Corp.                          4,521,391
                                                                 ---------------
                                                                      18,069,312
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.1%
             1,875  FedEx Corporation                                    189,431
            23,439  United Parcel Service, Inc. Cl B                   1,641,902
                                                                 ---------------
                                                                       1,831,333
                                                                 ---------------
AIRLINES - 0.3%
         1,071,000  AirAsia Bhd ORD(1)                                   392,787
            74,700  Continental Airlines Inc. Cl B(1)                  1,874,223
            22,850  Ryanair Holdings plc ADR(1)                        1,253,780
             8,141  Southwest Airlines Co.                               141,002
                                                                 ---------------
                                                                       3,661,792
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            28,493  ArvinMeritor Inc.                                    423,121
             8,100  Lear Corporation                                     164,754
            85,705  Nokian Renkaat Oyj ORD                             1,501,096
                                                                 ---------------
                                                                       2,088,971
                                                                 ---------------
AUTOMOBILES - 0.4%
            17,210  Bayerische Motoren Werke
                    AG ORD                                               891,715
         2,074,000  Dongfeng Motor Group Co. Ltd.
                    Cl H ORD(1)                                          760,020
             2,211  Harley-Davidson, Inc.                                129,366
            14,060  Hyundai Motor Company ORD                          1,184,092
            44,000  Toyota Motor Corp. ORD                             2,389,021
                                                                 ---------------
                                                                       5,354,214
                                                                 ---------------
BEVERAGES - 1.6%
            75,500  Anheuser-Busch Companies, Inc.                     3,728,190
           103,298  Coca-Cola Company (The)                            4,628,783
            37,200  Coca-Cola Enterprises Inc.                           829,560
           155,150  Compania Cervecerias Unidas
                    SA ORD                                               770,014
            66,449  Pepsi Bottling Group Inc.                          2,326,379
           103,952  PepsiCo, Inc.                                      6,785,987
             4,960  Pernod-Ricard SA ORD                               1,082,257
                                                                 ---------------
                                                                      20,151,170
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
            18,535  Alkermes Inc.(1)                                     303,047
           101,298  Amgen Inc.(1)                                      6,881,174
            18,500  Amylin Pharmaceuticals, Inc.(1)                      838,605
             2,062  Biogen Idec Inc.(1)                                   91,017
            51,100  Celgene Corp.(1)                                   2,079,259
             4,862  Cephalon, Inc.(1)                                    277,231
            22,000  Genentech, Inc.(1)                                 1,815,440
            44,500  Gilead Sciences, Inc.(1)                           2,821,300
            12,078  ImClone Systems Inc.(1)                              361,132
                                                                 ---------------
                                                                      15,468,205
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
            40,000  Daikin Industries Ltd. ORD                         1,224,003
             3,500  KCC Corp. ORD                                        887,918
            26,700  Masco Corp.                                          731,847
               672  Universal Forest Products Inc.                        32,767
            18,201  USG Corp.(1)                                         928,251
                                                                 ---------------
                                                                       3,804,786
                                                                 ---------------
CAPITAL MARKETS - 2.6%
           114,470  Amvescap plc ORD                                   1,181,852
            27,800  Bank of New York Co., Inc. (The)                     938,250
            20,200  Bear Stearns Companies Inc.
                    (The)                                              2,633,070
            23,980  Credit Suisse Group ORD                            1,337,906
           118,745  Egyptian Financial Group -
                    Hermes Holding SAE ORD(1)                            928,607
            39,085  Goldman Sachs Group, Inc. (The)                    5,809,986
            39,800  Investment Technology
                    Group Inc.(1)                                      1,839,158
            32,602  Lehman Brothers Holdings Inc.                      2,080,334
           253,370  Man Group plc ORD                                  2,037,966
            39,133  Mellon Financial Corp.                             1,456,922
            22,800  Merrill Lynch & Co., Inc.                          1,676,484
            73,062  Morgan Stanley                                     4,806,749
            17,502  Northern Trust Corp.                                 979,937
            35,200  SEI Investments Co.                                1,796,608
             8,318  State Street Corp.                                   514,052
            49,868  UBS AG ORD                                         2,822,793
                                                                 ---------------
                                                                      32,840,674
                                                                 ---------------
CHEMICALS - 1.9%
             3,100  Air Products & Chemicals, Inc.                       205,499
            91,686  Celanese Corp., Series A                           1,695,274
            44,800  du Pont (E.I.) de Nemours & Co.                    1,790,656
            15,614  Georgia Gulf Corporation                             414,396
            32,579  Hercules Inc.(1)                                     508,232
            60,000  International Flavors &
                    Fragrances Inc.                                    2,386,200
            42,656  Lyondell Chemical Co.                              1,108,203
            21,000  Minerals Technologies Inc.                         1,091,790
           165,658  Monsanto Co.                                       7,858,815
            21,700  Nalco Holding Co.(1)                                 403,837
            20,900  Nitto Denko Corp. ORD                              1,501,764
            24,100  OM Group, Inc.(1)                                    964,000
            17,800  PPG Industries, Inc.                               1,127,808

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            22,300  Shin-Etsu Chemical Co., Ltd. ORD                   1,271,625
             8,360  Syngenta AG ORD                                    1,227,723
            12,759  Westlake Chemical Corp.                              382,260
                                                                 ---------------
                                                                      23,938,082
                                                                 ---------------
COMMERCIAL BANKS - 4.1%
            91,780  Anglo Irish Bank Corp. plc ORD                     1,516,951
            28,692  Banco Macro Bansud SA ADR                            586,751
            71,910  Banco Popolare di Verona e
                    Novara Scrl ORD                                    2,137,525
            77,340  Bank of Ireland ORD                                1,471,514
           204,000  Bank of Yokohama Ltd. (The) ORD                    1,613,638
           139,690  Barclays plc ORD                                   1,749,578
             8,900  BB&T Corporation                                     380,920
             2,974  BRE Bank SA ORD(1)                                   228,019
         1,033,760  Chinatrust Financial
                    Holding Co. ORD                                      677,231
             8,466  Colonial BancGroup Inc. (The)                        207,332
            61,400  Compass Bancshares Inc.                            3,561,200
            29,594  Credicorp Ltd.                                     1,100,897
            15,056  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                    910,512
            32,300  Fifth Third Bancorp                                1,270,682
            20,400  KBC Groupe ORD                                     2,196,857
             1,370  KeyCorp                                               50,402
             9,978  Komercni Banka AS ORD                              1,497,221
         1,393,100  Krung Thai Bank Public Co.
                    Ltd. ORD                                             422,601
               130  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                    1,772,928
            55,610  National Australia Bank Ltd. ORD                   1,542,386
            52,300  National Bank of Greece SA ORD                     2,171,104
            14,100  National City Corp.                                  487,578
            13,498  PNC Financial Services Group                         955,523
           922,500  PT Bank Mandiri Tbk ORD                              212,488
        14,534,500  PT Bank Niaga Tbk ORD                              1,115,954
             8,592  Raiffeisen International Bank
                    Holding AG ORD                                       774,998
            58,050  Royal Bank of Scotland
                    Group plc ORD                                      1,970,526
            33,900  Shinhan Financial
                    Group Co., Ltd. ORD                                1,527,932
            15,830  Societe Generale ORD                               2,555,556
            42,700  SunTrust Banks, Inc.                               3,262,280
            34,260  Svenska Handelsbanken
                    AB Cl A ORD                                          893,665
           355,166  Turkiye Garanti Bankasi AS ORD                     1,037,831
            58,270  U.S. Bancorp                                       1,868,719
            30,900  Wachovia Corp.                                     1,688,067
           173,671  Wells Fargo & Co.                                  6,035,066
                                                                 ---------------
                                                                      51,452,432
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
            36,340  Adecco SA ORD                                      2,124,964
            36,281  American Banknote SA ORD                             283,313
           178,740  Capita Group plc ORD                               1,862,436
            14,500  Corrections Corp. of America(1)                      911,180
            16,096  Covanta Holding Corp.(1)                             331,417
            17,525  John H. Harland Company                              654,734
            17,500  R.R. Donnelley & Sons Company                        567,350
            19,300  Republic Services, Inc. Cl A                         748,454
            57,827  Waste Management, Inc.                             1,982,310
                                                                 ---------------
                                                                       9,466,158
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.7%
           759,286  AAC Acoustic Technology
                    Holdings Inc. ORD(1)                                 847,415
           221,300  CIENA Corporation(1)                                 874,135
           394,819  Cisco Systems Inc.(1)                              8,682,069
            32,100  CommScope Inc.(1)                                    937,641
           176,000  Foxconn International
                    Holdings Ltd. ORD(1)                                 465,046
           193,035  Motorola, Inc.                                     4,513,158
           353,243  Taiwan Green Point Enterprise Co.
                    Ltd. ORD                                             918,142
           339,760  Telefonaktiebolaget LM Ericsson
                    Cl B ORD                                           1,130,095
           124,000  Vtech Holdings Ltd. ORD                              605,069
           688,670  Wistron NeWeb Corp. ORD                            1,825,567
                                                                 ---------------
                                                                      20,798,337
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.3%
            37,900  Apple Computer, Inc.(1)                            2,571,515
           447,781  Compal Electronics Inc. ORD                          392,038
            18,000  Dell Inc.(1)                                         405,900
             5,200  Diebold, Inc.                                        217,932
           287,444  Hewlett-Packard Co.                               10,508,952
            10,850  Lexmark International, Inc. Cl A(1)                  608,360
            58,800  Seagate Technology                                 1,308,300
           584,000  Wistron Corp. ORD                                    648,889
                                                                 ---------------
                                                                      16,661,886
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            53,207  Foster Wheeler Ltd.(1)                             2,312,907
            24,186  Granite Construction Inc.                          1,297,579
            25,740  Hochtief AG ORD                                    1,465,274
            51,079  Quanta Services, Inc.(1)                             905,631
                                                                 ---------------
                                                                       5,981,391
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.2%
           241,000  Corporacion Moctezuma,
                    SA de CV ORD                                         516,429
            22,960  Holcim Ltd. ORD                                    1,860,386
            10,400  Pretoria Portland
                    Cement Co. Ltd. ORD                                  560,565
                                                                 ---------------
                                                                       2,937,380
                                                                 ---------------
CONSUMER FINANCE - 0.6%
            38,964  American Express Co.                               2,047,169
            16,835  Capital One Financial Corp.                        1,230,639
            17,398  LG Card Co. Ltd. ORD(1)                            1,065,442
            10,930  ORIX Corp. ORD                                     2,902,058
                                                                 ---------------
                                                                       7,245,308
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            23,300  Bemis Co., Inc.                                      752,590
            40,407  Temple-Inland Inc.                                 1,798,920
                                                                 ---------------
                                                                       2,551,510
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.1%
           386,200  Li & Fung Ltd. ORD                                   918,661
                                                                 ---------------
DIVERSIFIED - 0.2%
            10,700  iShares Russell 1000
                    Growth Index Fund                                    544,630
            19,700  Standard and Poor's 500
                    Depositary Receipt                                 2,575,381
                                                                 ---------------
                                                                       3,120,011
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            16,815  Apollo Group Inc. Cl A(1)                            844,281
            17,000  H & R Block, Inc.                                    357,510
                                                                 ---------------
                                                                       1,201,791
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%
           286,163  Bank of America Corp.                             14,728,809
           242,880  Citigroup Inc.                                    11,986,128
             8,880  Deutsche Boerse AG ORD                             1,347,892
            72,760  ING Groep N.V. CVA                                 3,146,302
           234,541  J.P. Morgan Chase & Co.                           10,709,142
            41,949  McGraw-Hill
                    Companies, Inc. (The)                              2,345,369
                                                                 ---------------
                                                                      44,263,642
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
           149,773  AT&T Inc.                                          4,662,434
           262,283  Axtel, SA de CV ORD(1)                               522,404
            48,796  BellSouth Corp.                                    1,986,973
             1,127  CenturyTel Inc.                                       44,877
            11,100  Commonwealth Telephone
                    Enterprises, Inc.                                    391,386
           172,356  Comstar United Telesystems GDR                     1,097,908
            31,900  Dacom Corp. ORD                                      698,165
            59,000  Hellenic Telecommunications
                    Organization SA ORD(1)                             1,360,688
            11,907  Philippine Long Distance
                    Telephone ADR                                        445,798
         1,424,500  PT Telekomunikasi Indonesia
                    Tbk ORD                                            1,234,348
           163,990  Telenor ASA ORD                                    2,075,100
            85,185  Verizon Communications Inc.                        2,996,808
                                                                 ---------------
                                                                      17,516,889
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
            87,400  Allegheny Energy, Inc.(1)                          3,648,075
             9,070  E.On AG ORD                                        1,152,332
            59,997  Equatorial Energia SA ORD(1)                         437,740
            25,100  Exelon Corporation                                 1,530,598
            18,249  FirstEnergy Corp.                                  1,041,288
            35,120  Fortum Oyj ORD                                       944,948
             1,504  FPL Group, Inc.                                       66,853
            22,600  Northeast Utilities                                  515,506
            43,227  Pepco Holdings, Inc.                               1,097,534
            36,800  PPL Corporation                                    1,286,896
         1,125,110  Unified Energy System ORD(1)                         828,644
                                                                 ---------------
                                                                      12,550,414
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.5%
           221,780  ABB Ltd. ORD                                       2,946,973
               509  Acuity Brands Inc.                                    21,750
            44,860  Alstom RGPT ORD(1)                                 4,230,298
            34,600  Cooper Industries, Ltd. Cl A                       2,833,048
            57,100  Emerson Electric Co.                               4,690,765
            10,400  Hubbell Inc. Cl B                                    483,600
            86,000  Matsushita Electric
                    Works, Ltd. ORD                                      917,763
           133,000  Mitsubishi Electric Corp. ORD                      1,097,375
            36,314  Roper Industries Inc.                              1,684,243
                                                                 ---------------
                                                                      18,905,815
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.8%
            15,700  Amphenol Corp. Cl A                                  902,279
            16,700  Anixter International Inc.                           909,983
           589,400  Hon Hai Precision Industry Co.,
                    Ltd. ORD                                           3,323,719
            36,700  Hoya Corp. ORD                                     1,335,740
             9,145  Itron Inc.(1)                                        511,937
            26,500  Molex Inc.                                           966,455
            26,300  Murata Manufacturing Co.
                    Ltd. ORD                                           1,811,319
            23,712  Orbotech Ltd.(1)                                     569,325
             1,948  Plexus Corp.(1)                                       38,609
                                                                 ---------------
                                                                      10,369,366
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
             8,749  Aker Kvaerner ASA ORD                                837,232
            22,100  Cameron International Corp.(1)                     1,058,811
            45,240  CAT Oil AG ORD(1)                                    970,893
            26,146  Core Laboratories N.V.(1)                          1,918,332
            12,500  Diamond Offshore Drilling, Inc.                      906,000
            17,400  Dril-Quip Inc.(1)                                  1,336,146
            94,610  Grey Wolf Inc.(1)                                    691,599
            64,000  Oceaneering International, Inc.(1)                 2,302,080
            69,192  Saipem SpA ORD                                     1,550,528
            54,700  Schlumberger Ltd.                                  3,353,110
            83,300  Superior Energy Services(1)                        2,659,769
           197,500  TETRA Technologies, Inc.(1)                        5,492,474
                                                                 ---------------
                                                                      23,076,974
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
           594,714  Centros Comerciales
                    Sudamericanos SA ORD                               1,506,023
            80,700  CVS Corp.                                          2,707,484
            91,834  Kroger Co. (The)                                   2,186,568
             1,861  Longs Drug Stores Corp.                               84,545
           195,787  Organizacion Soriana SA de
                    CV Cl B ORD                                          932,140
            79,164  Pyaterochka Holding N.V. GDR(1)                    1,409,119
            72,700  Safeway Inc.                                       2,248,611
            37,000  Seven & i Holdings Co. Ltd. ORD                    1,308,814
             2,270  Shinsegae Co. Ltd. ORD                             1,125,795
           261,190  Tesco plc ORD                                      1,876,973
            38,300  Wal-Mart Stores, Inc.                              1,712,776

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            35,300  Walgreen Co.                                       1,745,938
           143,000  Wumart Stores Inc. Cl H ORD                          505,638
                                                                 ---------------
                                                                      19,350,424
                                                                 ---------------
FOOD PRODUCTS - 2.3%
            66,182  Archer-Daniels-Midland Co.                         2,724,713
           110,088  Campbell Soup Co.                                  4,136,005
           916,000  China Yurun Food Group Ltd. ORD                      727,872
             8,100  CJ Corp. ORD                                         850,593
            19,500  ConAgra Foods, Inc.                                  464,100
            28,310  Delta and Pine Land Company                        1,145,423
            67,012  General Mills, Inc.                                3,634,100
         1,268,000  Global Bio-Chem Technology
                    Group Co. Ltd.                                       422,270
            21,590  Groupe Danone ORD                                  2,970,919
           181,131  GRUMA SA de CV Cl B ORD                              546,545
            53,900  H.J. Heinz Co.                                     2,255,176
             8,500  Hershey Company (The)                                458,660
            46,000  Kraft Foods Inc. Cl A                              1,559,860
           216,000  Kuala Lumpur Kepong Bhd ORD                          668,949
             2,600  Nestle SA ORD                                        894,348
           678,500  PT Astra Agro Lestari Tbk ORD                        684,677
            36,220  Royal Numico N.V. ORD                              1,682,714
            30,500  Sara Lee Corp.                                       507,215
               178  Seaboard Corp.                                       249,200
            69,100  Unilever N.V. New York Shares                      1,647,344
           858,000  Xiwang Sugar Holdings Co.
                    Ltd. ORD                                             464,452
                                                                 ---------------
                                                                      28,695,135
                                                                 ---------------
GAS UTILITIES(2)
             1,464  UGI Corp.                                             36,307
            15,500  WGL Holdings Inc.                                    481,585
                                                                 ---------------
                                                                         517,892
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
            37,000  Advanced Medical Optics Inc.(1)                    1,781,550
            13,273  Alcon Inc.                                         1,563,427
            57,362  Baxter International, Inc.                         2,545,726
            36,700  Beckman Coulter, Inc.                              2,010,059
            93,499  Becton Dickinson & Co.                             6,516,880
            14,000  Cytyc Corp.(1)                                       334,460
            12,300  DJO Inc.(1)                                          474,411
            34,248  Edwards Lifesciences
                    Corporation(1)                                     1,599,039
            15,130  Essilor International SA Cie
                    Generale D'Optique ORD                             1,566,333
             2,570  Hillenbrand Industries, Inc.                         146,670
            21,300  Hologic, Inc.(1)                                     919,734
             9,358  Kinetic Concepts Inc.(1)                             295,713
            33,500  Symmetry Medical Inc.(1)                             464,645
                                                                 ---------------
                                                                      20,218,647
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.5%
            38,350  AmerisourceBergen Corp.                            1,693,536
            19,133  Cardinal Health, Inc.                              1,289,947

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            40,900  Caremark Rx Inc.                                   2,369,746
            10,800  Express Scripts, Inc.(1)                             908,064
            18,430  Fresenius Medical Care AG ORD                      2,431,712
            32,400  HCA Inc.                                           1,597,968
            81,789  Humana Inc.(1)                                     4,983,403
            48,200  Laboratory Corp. of America
                    Holdings(1)                                        3,297,844
            42,600  Manor Care, Inc.                                   2,223,720
            61,341  McKesson Corp.                                     3,116,123
            43,300  Quest Diagnostics Inc.                             2,783,324
            44,673  Sierra Health Services, Inc.(1)                    1,916,472
            38,573  UnitedHealth Group Incorporated                    2,003,867
            16,957  WellCare Health Plans Inc.(1)                        950,949
                                                                 ---------------
                                                                      31,566,675
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.1%
            76,000  Emdeon Corp.(1)                                      900,600
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            21,660  Accor SA ORD                                       1,386,206
            32,874  Choice Hotels International Inc.                   1,246,253
            48,412  Darden Restaurants, Inc.                           1,713,785
           212,000  FU JI Food and Catering
                    Services Holdings Ltd. ORD                           332,558
            59,300  International Game Technology                      2,293,724
            12,000  International Speedway Corp.                         580,800
            43,800  Las Vegas Sands Corp.(1)                           3,057,678
            34,406  McDonald's Corporation                             1,235,175
            31,900  OSI Restaurant Partners, Inc.                        987,943
               781  Papa John's International Inc.(1)                     26,554
             1,488  Shreveport Gaming
                    Holdings Inc.(1)                                      26,457
            20,400  Speedway Motorsports Inc.                            760,308
               113  Trump Entertainment
                    Resorts, Inc.(1)                                       2,042
            15,898  Yum! Brands, Inc.                                    777,094
                                                                 ---------------
                                                                      14,426,577
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           112,887  Corporacion GEO SA de CV
                    Series B ORD(1)                                      454,856
            57,613  Gafisa SA ORD(1)                                     762,801
            34,170  Koninklijke Royal Philips
                    Electronics N.V. ORD                               1,165,432
            70,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                           1,497,613
            12,200  Mohawk Industries Inc.(1)                            864,736
           112,400  Newell Rubbermaid Inc.                             3,033,677
           146,000  Sekisui Chemical Co. Ltd. ORD                      1,281,793
           116,775  Urbi Desarrollos Urbanos SA
                    de CV ORD(1)                                         309,689
                                                                 ---------------
                                                                       9,370,597
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.7%
            49,122  Colgate-Palmolive Co.                              2,940,443
            46,900  Kimberly-Clark Corp.                               2,978,150
            75,444  Reckitt Benckiser plc ORD                          3,132,949
                                                                 ---------------
                                                                       9,051,542
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.7%
            88,775  AES Corp. (The)(1)                                 1,885,581
           133,600  Malakoff Bhd ORD                                     352,057
            96,300  Tractebel Energia SA ORD                             868,720
            78,784  TXU Corp.                                          5,216,288
                                                                 ---------------
                                                                       8,322,646
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.9%
            12,178  Barloworld Ltd. ORD                                  229,065
           260,700  General Electric Co.                               8,879,442
           117,000  Keppel Corp. Ltd. ORD                              1,115,313
           176,096  McDermott International, Inc.(1)                   8,487,827
            51,000  Textron Inc.                                       4,276,860
            42,300  Tyco International Ltd.                            1,106,145
                                                                 ---------------
                                                                      24,094,652
                                                                 ---------------
INSURANCE - 2.4%
            12,349  Ace, Ltd.                                            665,117
            48,970  Admiral Group plc ORD                                631,526
            24,100  Allstate Corp.                                     1,396,354
            20,300  American Financial Group, Inc.                       948,416
            61,000  American International Group, Inc.                 3,893,020
            41,084  Arch Capital Group Ltd.(1)                         2,448,606
            62,227  AXA SA ORD                                         2,312,122
            57,740  Berkley (W.R.) Corp.                               2,020,900
                 9  Berkshire Hathaway Inc. Cl A(1)                      864,873
            28,665  Chubb Corp.                                        1,437,836
            19,300  Endurance Specialty Holdings Ltd.                    622,811
            16,400  Hartford Financial Services
                    Group Inc. (The)                                   1,408,104
             4,820  LandAmerica Financial Group Inc.                     304,817
            22,700  Loews Corp.                                          873,496
            58,100  Marsh & McLennan
                    Companies, Inc.                                    1,519,896
             9,179  PartnerRe Ltd.                                       590,210
             6,541  Philadelphia Consolidated
                    Holding Co.(1)                                       236,523
            82,090  Prudential plc ORD                                   921,820
            65,530  QBE Insurance Group
                    Limited ORD                                        1,194,002
           641,140  Shin Kong Financial Holding Co.
                    Ltd. ORD                                             555,479
            55,100  St. Paul Travelers
                    Companies, Inc. (The)                              2,418,890
            41,400  Torchmark Corp.                                    2,575,494
                                                                 ---------------
                                                                      29,840,312
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
            45,689  Akamai Technologies, Inc.(1)                       1,791,009
             9,100  Google Inc. Cl A(1)                                3,444,622
            44,650  RealNetworks Inc.(1)                                 492,490
                                                                 ---------------
                                                                       5,728,121
                                                                 ---------------
IT SERVICES - 2.3%
           146,561  Accenture Ltd. Cl A                                4,346,999
            54,391  Acxiom Corp.                                       1,321,157
           102,600  Alliance Data Systems Corp.(1)                     5,185,404
            40,200  Ceridian Corp.(1)                                    959,574

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            13,100  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  915,821
            12,700  Fiserv, Inc.(1)                                      560,959
            40,552  Global Payments Inc.                               1,543,004
            16,300  Infosys Technologies Ltd. ORD                        634,872
           127,695  International Business
                    Machines Corp.                                    10,339,464
           112,602  Tata Consultancy
                    Services Ltd. ORD                                  2,415,100
            21,727  VeriFone Holdings Inc.(1)                            502,980
             5,678  WNS Holdings Ltd. ADR(1)                             153,022
                                                                 ---------------
                                                                      28,878,356
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            49,700  Hasbro, Inc.                                       1,008,910
             7,494  Mattel, Inc.                                         141,187
            38,600  Sega Sammy Holdings Inc. ORD                       1,319,349
                                                                 ---------------
                                                                       2,469,446
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
            50,233  Applera Corporation -
                    Applied Biosystems Group                           1,539,641
            57,800  Covance Inc.(1)                                    3,633,886
            24,800  Illumina, Inc.(1)                                    835,264
           115,500  Pharmaceutical Product
                    Development, Inc.                                  4,402,860
           148,200  Thermo Electron Corp.(1)                           5,809,440
                                                                 ---------------
                                                                      16,221,091
                                                                 ---------------
MACHINERY - 1.0%
            56,000  Atlas Copco AB Cl A ORD                            1,441,427
            24,967  Cummins Inc.                                       2,866,710
            17,100  Deere & Co.                                        1,335,510
            14,800  Dover Corp.                                          719,576
            21,500  Ingersoll-Rand Company Cl A                          817,430
            54,100  JTEKT Corp. ORD                                    1,079,049
            46,000  Komatsu Ltd. ORD                                     841,033
            59,200  Lupatech SA ORD(1)                                   609,939
            16,460  MAN AG ORD                                         1,259,247
            36,000  NGK Insulators Ltd. ORD                              491,579
             8,900  Parker-Hannifin Corp.                                659,045
           331,200  PT United Tractors Tbk ORD                           208,884
             1,760  Vallourec ORD                                        394,625
                                                                 ---------------
                                                                      12,724,054
                                                                 ---------------
MARINE - 0.3%
            42,437  American Commercial
                    Lines Inc.(1)                                      2,227,942
           995,800  Thoresen Thai Agencies
                    Public Co. Ltd. ORD(1)                               635,955
           528,000  U-Ming Marine
                    Transport Corp. ORD(1)                               556,170
                                                                 ---------------
                                                                       3,420,067
                                                                 ---------------
MEDIA - 0.9%
           123,977  DIRECTV Group, Inc. (The)(1)                       2,329,528
            26,400  Focus Media Holding Ltd. ADR(1)                    1,557,600
            22,200  Gannett Co., Inc.                                  1,262,070
             9,454  John Wiley & Sons Inc. Cl A                          326,163

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            37,400  Lamar Advertising Co. Cl A(1)                      1,956,020
            11,500  New York Times Co. (The) Cl A                        258,980
            53,097  The Walt Disney Co.                                1,574,326
           102,300  Time Warner Inc.                                   1,700,226
             7,456  TVN SA ORD(1)                                        259,183
            15,600  Viacom Inc. Cl B                                     566,280
                                                                 ---------------
                                                                      11,790,376
                                                                 ---------------
METALS & MINING - 1.6%
            36,400  Allegheny Technologies Inc.                        2,087,540
            23,632  Anglo American plc ORD                             1,017,548
           118,194  BHP Billiton Ltd. ORD                              2,500,170
            14,900  Carpenter Technology                               1,428,016
           800,615  China Steel Corp. ORD                                649,838
            17,497  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,018,500
             2,152  Impala Platinum Holdings
                    Limited ORD                                          398,077
            40,781  JSW Steel Ltd. ORD                                   241,577
            19,649  Kazakhmys plc ORD                                    458,510
            32,686  Kumba Resources Ltd. ORD                             658,838
            57,550  Nucor Corp.                                        2,812,469
            56,800  Oregon Steel Mills, Inc.(1)                        2,736,056
             3,528  POSCO ORD                                            885,852
            23,230  Rio Tinto Ltd. ORD                                 1,294,103
            26,624  Steel Dynamics Inc.                                1,405,481
            39,202  Ternium SA ADR(1)                                    988,282
                                                                 ---------------
                                                                      20,580,857
                                                                 ---------------
MULTI-UTILITIES - 0.4%
             9,000  Ameren Corp.                                         481,950
             5,700  Consolidated Edison, Inc.                            263,340
             2,500  Dominion Resources Inc.                              199,725
            24,100  NiSource Inc.                                        510,197
            28,100  Veolia Environnement ORD                           1,575,137
            17,700  Wisconsin Energy Corp.                               761,100
            53,200  XCEL Energy Inc.                                   1,106,560
                                                                 ---------------
                                                                       4,898,009
                                                                 ---------------
MULTILINE RETAIL - 1.8%
            60,244  Big Lots Inc.(1)                                   1,105,477
           263,443  Comercial Siglo XXI SA ORD                           904,764
            46,000  Daiei Inc. (The) ORD(1)                              890,044
           138,800  Dollar General Corp.                               1,784,968
            50,785  Dollar Tree Stores Inc.(1)                         1,461,592
             4,900  Family Dollar Stores, Inc.                           125,293
            23,123  Federated Department Stores, Inc.                    878,212
         1,110,000  Golden Eagle Retail
                    Group Ltd. ORD(1)                                    700,770
            36,088  J.C. Penney Co. Inc.                               2,274,988
            59,987  Kohl's Corp.(1)                                    3,749,787
            31,196  Lojas Renner SA ORD                                1,897,938
           112,150  Marks & Spencer Group plc ORD                      1,265,785
           347,000  Parkson Retail Group Ltd. ORD                      1,160,043

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            11,360  PPR SA ORD                                         1,569,029
            43,500  Target Corp.                                       2,104,965
                                                                 ---------------
                                                                      21,873,655
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            27,100  Canon, Inc. ORD                                    1,348,994
            44,700  Xerox Corp.(1)                                       662,007
                                                                 ---------------
                                                                       2,011,001
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.2%
             5,700  Anadarko Petroleum Corp.                             267,387
           149,850  BG Group plc ORD                                   1,959,609
             4,000  BP plc ADR                                           272,200
           133,340  BP plc ORD                                         1,516,376
           122,251  Chevron Corp.                                      7,872,964
         1,264,000  China Petroleum & Chemical
                    Corp. Cl H ORD                                       752,487
            30,700  ConocoPhillips                                     1,947,301
             4,800  Devon Energy Corporation                             299,952
            42,790  ENI SpA ORD                                        1,310,310
            52,700  Equitable Resources Inc.                           1,942,522
           234,209  Exxon Mobil Corp.                                 15,848,924
            47,850  GS Holdings Corp. ORD                              1,547,240
            19,822  Marathon Oil Corp.                                 1,655,137
             4,000  Murphy Oil Corp.                                     195,640
            24,720  Neste Oil Oyj ORD                                    779,144
            17,387  NovaTek OAO GDR                                      832,142
            58,629  OAO Gazprom ADR                                    2,761,426
            68,888  Occidental Petroleum Corp.                         3,512,599
           968,000  PetroChina Co. Ltd. Cl H ORD                       1,091,556
            52,277  Petroleo Brasileiro SA ADR                         4,687,156
            37,146  Repsol YPF, SA ORD                                 1,067,994
            42,800  Royal Dutch Shell plc ADR                          2,950,632
            51,500  Southwestern Energy Company(1)                     1,769,025
            43,060  Statoil ASA ORD                                    1,161,262
            12,000  Suncor Energy Inc. ORD                               930,430
             8,383  Sunoco, Inc.                                         602,822
             6,922  Tesoro Corporation                                   447,230
            46,150  Total SA ORD                                       3,116,135
            21,244  Tupras Turkiye Petrol Rafine ORD                     387,982
            27,275  Valero Energy Corp.                                1,565,585
                                                                 ---------------
                                                                      65,051,169
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
         1,674,000  Chung Hwa Pulp Corp. ORD                             755,705
            28,400  MeadWestvaco Corp.                                   725,620
           928,433  Nine Dragons Paper
                    Holdings Ltd. ORD(1)                                 851,160
            90,102  Sappi Ltd. ORD                                     1,145,470
            26,400  Weyerhaeuser Co.                                   1,636,800
                                                                 ---------------
                                                                       5,114,755
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
             1,186  Amorepacific Corporation ORD(1)                      515,437

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             7,500  Estee Lauder
                    Companies, Inc. Cl A                                 276,450
            12,372  Oriflame Cosmetics SA SDR                            426,880
                                                                 ---------------
                                                                       1,218,767
                                                                 ---------------
PHARMACEUTICALS - 3.1%
            44,847  Abbott Laboratories                                2,184,049
             6,900  Allergan, Inc.                                       790,464
             8,900  Bristol-Myers Squibb Co.                             193,575
             3,500  Eli Lilly and Company                                195,755
           114,390  GlaxoSmithKline plc ORD                            3,242,374
            35,651  Johnson & Johnson                                  2,305,194
            32,900  King Pharmaceuticals, Inc.(1)                        533,638
            71,176  Merck & Co., Inc.                                  2,886,187
            98,829  Novartis AG ORD                                    5,642,438
            20,800  Novo Nordisk AS Cl B ORD                           1,538,160
           102,800  Pfizer Inc.                                        2,833,168
            39,996  Roche Holding AG ORD                               7,375,425
           211,000  Schering-Plough Corp.                              4,420,450
            65,571  Teva Pharmaceutical
                    Industries Ltd. ADR                                2,279,248
            32,100  Watson Pharmaceuticals, Inc.(1)                      823,044
            28,600  Wyeth                                              1,392,820
                                                                 ---------------
                                                                      38,635,989
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
            42,600  Archstone-Smith Trust                              2,265,468
            35,200  Camden Property Trust                              2,731,168
                                                                 ---------------
                                                                       4,996,636
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.4%
            34,574  Globe Trade Centre SA ORD(1)                         303,271
            17,400  Jones Lang LaSalle Inc.                            1,448,724
            38,000  Leopalace21 Corp. ORD                              1,347,426
            53,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                           1,563,075
                                                                 ---------------
                                                                       4,662,496
                                                                 ---------------
ROAD & RAIL - 0.1%
             8,555  ALL - America Latina Logistica
                    SA ORD(1)                                            727,475
               293  Burlington Northern
                    Santa Fe Corp.                                        19,616
             1,907  Norfolk Southern Corp.                                81,486
             2,032  Union Pacific Corp.                                  163,271
                                                                 ---------------
                                                                         991,848
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.1%
            16,000  Applied Materials, Inc.                              270,080
           135,338  Freescale Semiconductor Inc.
                    Cl B(1)                                            4,183,298
            31,250  Hynix Semiconductor Inc. ORD(1)                    1,195,675
           296,100  Intel Corp.                                        5,785,794
            17,679  Lam Research Corp.(1)                                756,484
            28,200  Marvell Technology Group Ltd.(1)                     493,782
            74,200  MEMC Electronic Materials Inc.(1)                  2,870,056
           125,064  Micron Technology, Inc.(1)                         2,161,106

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            47,286  National Semiconductor Corp.                       1,148,577
            48,000  Novellus Systems, Inc.(1)                          1,340,160
            34,000  NVIDIA Corp.(1)                                      989,740
            56,103  ON Semiconductor Corp.(1)                            337,179
             6,880  Samsung Electronics ORD                            4,649,615
            16,246  Texas Instruments Inc.                               529,457
                                                                 ---------------
                                                                      26,711,003
                                                                 ---------------
SOFTWARE - 1.4%
           214,800  BEA Systems Inc.(1)                                2,949,204
            32,682  BMC Software Inc.(1)                                 869,995
            37,880  Cadence Design Systems Inc.(1)                       622,368
            19,800  Electronic Arts Inc.(1)                            1,009,206
            61,500  Mentor Graphics Corp.(1)                             891,750
           129,388  Microsoft Corporation                              3,323,978
           255,723  Oracle Corp.(1)                                    4,002,065
             7,370  SAP AG ORD                                         1,407,829
            88,300  Symantec Corp.(1)                                  1,645,912
            35,122  Totvs SA ORD (1)                                     654,956
                                                                 ---------------
                                                                      17,377,263
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
            97,435  American Eagle Outfitters, Inc.                    3,763,914
            32,345  AnnTaylor Stores Corporation(1)                    1,287,331
            10,080  Barnes & Noble Inc.                                  366,509
           303,960  Carphone Warehouse Group
                    plc ORD                                            1,628,475
            51,300  Gap, Inc. (The)                                      862,353
            20,917  Group 1 Automotive, Inc.                             947,540
            11,700  Guess?, Inc.(1)                                      477,360
            14,829  Gymboree Corp.(1)                                    497,513
            34,000  Home Depot, Inc. (The)                             1,165,860
            48,120  Inditex SA ORD                                     2,170,829
            45,800  Lowe's Companies, Inc.                             1,239,348
           136,143  Office Depot, Inc.(1)                              5,015,508
            16,842  OfficeMax Inc.                                       699,448
            13,939  Payless ShoeSource, Inc.(1)                          327,009
            66,500  Rent-A-Center Inc.(1)                              1,802,150
             8,755  Sherwin-Williams Co.                                 452,108
            21,290  Yamada Denki Co. Ltd. ORD                          2,286,516
                                                                 ---------------
                                                                      24,989,771
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
            22,100  adidas AG ORD                                      1,053,341
             4,795  Brown Shoe Company, Inc.                             153,200
           122,100  Burberry Group plc ORD                             1,112,935
            38,130  Compagnie Financiere Richemont
                    AG Cl A ORD                                        1,815,936
            19,400  Liz Claiborne, Inc.                                  724,978
            61,850  Luxottica Group SpA ORD                            1,791,737
            45,000  Polo Ralph Lauren Corp.                            2,654,550
             9,700  VF Corp.                                             677,933
                                                                 ---------------
                                                                       9,984,610
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.3%
            31,285  Corus Bankshares Inc.                                682,326
            20,934  Downey Financial Corp.                             1,285,138
            25,100  Fannie Mae                                         1,321,515
            19,578  FirstFed Financial Corp.(1)                          995,737
            83,000  Freddie Mac                                        5,278,800
            26,050  Hypo Real Estate Holding AG ORD                    1,615,426
            15,423  IndyMac Bancorp, Inc.                                603,039
            21,600  MGIC Investment Corp.                              1,249,992
            14,600  Radian Group Inc.                                    874,248
            50,799  Washington Mutual, Inc.                            2,127,970
                                                                 ---------------
                                                                      16,034,191
                                                                 ---------------
TOBACCO - 0.3%
            18,200  Altria Group Inc.                                  1,520,247
            47,430  British American Tobacco plc ORD                   1,301,031
            16,166  Loews Corp. - Carolina Group                         925,665
                                                                 ---------------
                                                                       3,746,943
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
             7,300  Grainger (W.W.), Inc.                                487,640
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
            88,445  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                             1,175,130
            44,674  Grupo Aeroportuario del Pacifico
                    SA de CV ADR                                       1,516,682
                                                                 ---------------
                                                                       2,691,812
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.9%
           210,050  America Movil SA de CV
                    Series L ADR                                       7,836,966
           158,100  American Tower Corp. Cl A(1)                       5,669,466
            45,815  China Mobile Hong Kong Ltd. ADR                    1,526,098
           157,500  China Mobile Hong Kong Ltd. ORD                    1,059,140
            25,600  Crown Castle
                    International Corp.(1)                               879,616
            79,824  Leap Wireless
                    International, Inc.(1)                             3,692,658
           156,736  NII Holdings, Inc. Cl B(1)                         8,361,865
            18,100  Rogers Communications Inc.
                    Cl B ORD                                             933,961
           194,122  SBA Communications Corp.
                    Cl A(1)                                            4,996,700
           109,286  Sprint Nextel Corp.                                1,849,119
                                                                 ---------------
                                                                      36,805,589
                                                                 ---------------
TOTAL COMMON STOCKS                                                  962,677,718
(Cost $830,218,933)                                              ---------------

PREFERRED STOCKS - 0.2%
GAS UTILITIES - 0.1%
         7,860,000  Companhia de Gas de Sao
                    Paulo Cl A ORD                                     1,132,280
                                                                 ---------------
METALS & MINING(2)
            13,200  Usinas Siderurgicas de Minas
                    Gerais SA Cl A ORD                                   415,138
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.1%
            26,600  Aracruz Celulose SA ADR                            1,381,338
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 2,928,756
(Cost $2,647,833)                                                ---------------

CORPORATE BONDS - 6.6%
AEROSPACE & DEFENSE - 0.2%
          $450,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18                                       452,249
           420,000  Honeywell International Inc.,
                    5.70%, 3/15/36                                       417,320
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      314,438
           150,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     145,125
            37,000  Lockheed Martin Corp., 6.19%,
                    9/1/36 (Acquired 8/30/06,
                    Cost $37,260)(3)                                      37,819
           440,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       428,347
           410,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        429,032
                                                                 ---------------
                                                                       2,224,330
                                                                 ---------------
BEVERAGES - 0.1%
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-
                    1/6/04, Cost $251,108)(3)                            244,613
           580,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $579,588)(3)                                    595,580
                                                                 ---------------
                                                                         840,193
                                                                 ---------------
BIOTECHNOLOGY(2)
           360,000  Genentech, Inc., 4.75%, 7/15/15                      342,334
                                                                 ---------------
BUILDING PRODUCTS(2)
           375,000  Nortek Inc., 8.50%, 9/1/14                           350,625
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           440,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                       434,007
           260,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        251,824
           500,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        491,136
           480,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16                                       495,506
           200,000  Morgan Stanley, 4.00%, 1/15/10                       192,217
           150,000  Morgan Stanley, 4.25%, 5/15/10                       144,700
           210,000  Morgan Stanley, 5.05%, 1/21/11                       207,367
                                                                 ---------------
                                                                       2,216,757
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.1%
            37,000  Dow Chemical Co. (The),
                    7.375%, 11/1/29                                       42,679
           152,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      155,800
            69,000  IMC Global Inc., 10.875%, 6/1/08                      74,003
           265,000  Lyondell Chemical Co.,
                    9.50%, 12/15/08                                      274,275
           300,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05,
                    Cost $300,000)(3)                                    301,874
                                                                 ---------------
                                                                         848,631
                                                                 ---------------
COMMERCIAL BANKS - 0.3%
            37,000  Abbey National plc,
                    7.95%, 10/26/29                                       46,105
           330,000  PNC Bank N.A., 4.875%, 9/21/17                       310,875
           300,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     298,128
         1,000,000  SouthTrust Corp.,
                    5.80%, 6/15/14(4)                                  1,012,421
           830,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       790,870
           530,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       506,719
           500,000  Wells Fargo & Co.,
                    4.20%, 1/15/10                                       484,860
           390,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       382,898
                                                                 ---------------
                                                                       3,832,876
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           450,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      438,750
           275,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        289,438
           650,000  Cenveo Corp., 7.875%, 12/1/13                        617,499
           550,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       534,188
           260,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       282,228
                                                                 ---------------
                                                                       2,162,103
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.1%
           375,000  Lucent Technologies Inc.,
                    6.45%, 3/15/29                                       321,563
           575,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $600,156)(3)                            600,875
                                                                 ---------------
                                                                         922,438
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                         514,375
                                                                 ---------------
CONSTRUCTION MATERIALS(2)
           300,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $215,373)(3)(5)                                      220,500
                                                                 ---------------
CONSUMER FINANCE(2)
           200,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                196,042
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           550,000  Ball Corp., 6.875%, 12/15/12                         552,750
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      243,125

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     338,625
                                                                 ---------------
                                                                       1,134,500
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        337,500
                                                                 ---------------
DIVERSIFIED - 0.3%
           350,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06, Cost
                    $353,500)(3)                                         358,750
         3,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, 8.25%, 12/29/10
                    (Acquired 5/23/06,
                    Cost $2,985,000)(3)                                3,000,000
                                                                 ---------------
                                                                       3,358,750
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
           650,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      629,069
         1,090,000  Citigroup Inc., 5.00%, 9/15/14(4)                  1,056,325
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      295,139
           450,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     441,668
           325,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      310,927
           260,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      269,146
           750,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      739,431
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       288,051
           350,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                       354,702
           500,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     482,850
           475,000  HSBC Finance Corp.,
                    4.75%, 4/15/10                                       466,721
           250,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                      244,008
           350,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                        369,404
           390,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       384,201
                                                                 ---------------
                                                                       6,331.642
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
           562,000  AT&T Corp., 7.30%, 11/15/11                          607,402
           330,000  AT&T Inc., 6.80%, 5/15/36                            342,331
            37,000  BellSouth Corp.,
                    6.875%, 10/15/31                                      37,855
           350,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       339,938
           200,000  Embarq Corp., 7.08%, 6/1/16                          204,425
           150,000  Intelsat Bermuda Ltd., 9.25%,
                    6/15/16 (Acquired 6/19/06, Cost
                    $150,000)(3)                                         156,750
           500,000  Intelsat Subsidiary Holding Co.
                    Ltd., VRN, 8.25%, 1/24/07                            501,250
           250,000  Intelsat Subsidiary Holding Co.
                    Ltd., VRN, 8.625%, 1/24/07                           253,750
           775,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   772,093
           475,000  Qwest Corp., 7.875%, 9/1/11                          497,563
            60,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                       67,129
           740,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       703,665
           160,000  Telefonica Emisones SAu,
                    5.98%, 6/20/11                                       162,547
                                                                 ---------------
                                                                       4,646,698
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
           380,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        369,577
           340,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      332,508
           450,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 455,216

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           197,000  FirstEnergy Corp.,
                    7.375%, 11/15/31                                     223,461
           210,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        204,164
           300,000  MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                        310,500
           310,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       296,357
                                                                 ---------------
                                                                       2,191,783
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.1%
           250,000  Celestica Inc., 7.625%, 7/1/13                       246,875
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       490,000
                                                                 ---------------
                                                                         736,875
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           400,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     418,000
           625,000  Newpark Resources,
                    8.625%, 9/22/06                                      626,562
           250,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       253,750
           260,000  XTO Energy Inc., 6.10%, 4/1/36                       255,272
                                                                 ---------------
                                                                       1,553,584
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
           450,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      471,375
           360,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       347,391
            37,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30                                        45,195
           390,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                        360,321
                                                                 ---------------
                                                                       1,224,282
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           500,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $489,141)(3)                                    484,818
           350,000  Cadbury Schweppes U.S.
                    Finance LLC, 5.125%, 10/1/13
                    (Acquired 9/22/03-10/8/03,
                    Cost $348,086)(3)                                    337,505
            37,000  Kellogg Co., 7.45%, 4/1/31                            44,089
            37,000  Kraft Foods Inc., 6.50%, 11/1/31                      39,358
                                                                 ---------------
                                                                         905,770
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           350,000  Baxter Finco BV, 4.75%, 10/15/10                     342,327
           250,000  Boston Scientific Corp.,
                    6.40%, 6/15/16                                       253,499
           575,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     598,000
                                                                 ---------------
                                                                       1,193,826
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           350,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                      364,875
           375,000  HealthSouth Corp., 10.75%,
                    6/15/16 (Acquired 6/9/06, Cost
                    $369,394)(3)                                         385,313
           400,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           394,852
           125,000  Omnicare Inc., 6.875%, 12/15/15                      120,156

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                                                                 ---------------
                                                                       1,265,196
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
           187,790  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       171,828
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12                                       510,000
           400,000  Intrawest Corp., 7.50%, 10/15/13                     426,000
           500,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      516,875
            69,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       73,226
           500,000  MGM Mirage, 8.50%, 9/15/10                           528,749
           400,000  MGM Mirage, 6.75%, 9/1/12                            391,000
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      300,000
           390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       393,537
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      350,991
           225,000  Six Flags Inc., 8.875%, 2/1/10                       216,000
           400,000  Six Flags Inc., 9.75%, 4/15/13                       364,000
           225,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       244,688
           400,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                     428,000
           500,000  Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15                         486,250
           500,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14                                      480,000
                                                                 ---------------
                                                                       5,881,144
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           550,000  D.R. Horton, Inc., 7.875%, 8/15/11                   585,906
           100,000  KB Home, 9.50%, 2/15/11                              103,625
           500,000  KB Home, 6.375%, 8/15/11                             480,525
           425,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       431,375
           225,000  Standard Pacific Corp.,
                    9.25%, 4/15/12                                       211,500
                                                                 ---------------
                                                                       1,812,931
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           525,000  AES Corp. (The), 8.875%, 2/15/11                     564,375
           500,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/14/04, Cost
                    $510,000)(3)                                         539,375
           600,000  NRG Energy Inc., 7.375%, 2/1/16                      592,500
                                                                 ---------------
                                                                       1,696,250
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
         1,100,000  General Electric Co.,
                    5.00%, 2/1/13(4)                                   1,081,278
                                                                 ---------------
INSURANCE - 0.1%
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $349,314)(3)                            343,352
            37,000  AXA SA, 8.60%, 12/15/30                               46,778
           300,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                       304,559
           200,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       190,787
           300,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $299,994)(3)                                    293,485
           210,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       191,611
                                                                 ---------------
                                                                       1,370,572

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                                                                 ---------------
IT SERVICES - 0.1%
           400,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      415,000
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      333,531
                                                                 ---------------
                                                                         748,531
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES(2)
           425,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       432,969
                                                                 ---------------
MACHINERY(2)
           210,000  Dover Corp., 5.375%, 10/15/35                        196,534
            51,000  Terex Corp., 7.375%, 1/15/14                          51,255
                                                                 ---------------
                                                                         247,789
                                                                 ---------------
MEDIA - 0.6%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       404,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      319,313
           248,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      221,340
           475,000  CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10                                      483,313
           625,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(5)                                           490,625
           650,000  Comcast Corp., 5.90%, 3/15/16                        645,508
           610,000  Cox Communications, Inc.,
                    7.125%, 10/1/12                                      646,135
           350,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      363,125
           250,000  CSC Holdings, Inc., 7.25%,
                    4/15/12 (Acquired 8/5/04,
                    Cost $241,250)(3)                                    246,875
           500,000  Dex Media Inc., 8.00%, 11/15/13                      500,000
           500,000  DIRECTV Holdings LLC/DIRECTV
                    Financing Co., Inc., 8.375%,
                    3/15/13                                              527,500
           500,000  Echostar DBS Corp.,
                    6.375%, 10/1/11                                      488,125
           400,000  Knight-Ridder, Inc.,
                    7.125%, 6/1/11                                       416,178
           225,000  Mediacom LLC, 9.50%, 1/15/13                         232,313
           350,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      322,000
           100,000  News America Holdings,
                    7.75%, 1/20/24                                       109,311
           600,000  Primedia Inc., 8.875%, 5/15/11                       585,000
           400,000  Primedia Inc., 8.00%, 5/15/13                        359,000
            37,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       40,184
           250,000  Viacom Inc., 5.75%, 4/30/11
                    (Acquired 4/5/06,
                    Cost $248,490)(3)                                    248,192
           130,000  Viacom Inc., 6.25%, 4/30/16
                    (Acquired 4/5/06,
                    Cost $129,429)(3)                                    128,543
           300,000  Walt Disney Company,
                    5.50%, 12/29/06                                      300,217
                                                                 ---------------
                                                                       8,076,797
                                                                 ---------------
METALS & MINING(2)
           210,000  Alcan Inc., 4.50%, 5/15/13                           196,580
           350,000  IPSCO Inc., 8.75%, 6/1/13                            375,375
                                                                 ---------------
                                                                         571,955
                                                                 ---------------
MULTI-UTILITIES - 0.1%

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           250,000  CMS Energy Corp.,
                    7.50%, 1/15/09                                       258,125
           300,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      294,738
           200,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      194,131
           340,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                       313,831
           310,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        307,412
                                                                 ---------------
                                                                       1,368,237
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           150,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                147,847
           350,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09                                344,252
           325,000  Neiman Marcus Group Inc.,
                    10.375%, 10/15/15                                    349,375
            37,000  Target Corp., 7.00%, 7/15/31                          42,783
                                                                 ---------------
                                                                         884,257
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      128,125
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       455,625
            37,000  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29                                        42,192
           197,000  Devon Financing Corp. U.L.C.,
                    7.875%, 9/30/31                                      236,258
           525,000  El Paso Corp., 7.875%, 6/15/12                       544,688
           300,000  El Paso Corp., 7.80%, 8/1/31                         302,250
           650,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10                                  635,236
           230,000  Enterprise Products Operating
                    L.P., 6.65%, 10/15/34                                229,253
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      556,875
           389,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       413,313
           525,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     519,750
           125,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     116,563
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      304,500
           550,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                559,871
           225,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      228,375
           300,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      318,000
           270,000  XTO Energy Inc., 5.30%, 6/30/15                      261,212
                                                                 ---------------
                                                                       5,852,086
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           300,000  Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08                                        299,250
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     420,750
           475,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       473,218
            51,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        48,578
           320,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       293,600
                                                                 ---------------
                                                                       1,535,396
                                                                 ---------------
PHARMACEUTICALS(2)
           410,000  Abbott Laboratories,
                    5.875%, 5/15/16                                      421,857
           100,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                        99,955
                                                                 ---------------
                                                                         521,812
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           190,000  ERP Operating L.P.,
                    5.125%, 3/15/16                                      182,025
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   556,875
                                                                 ---------------
                                                                         738,900
                                                                 ---------------
ROAD & RAIL - 0.1%
           410,000  Burlington Northern Santa
                    Fe Corp., 6.20%, 8/15/36                             422,775
           350,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05, Cost
                    $357,875)(3)                                         364,875
           475,000  Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05-1/27/06,
                    Cost $494,781)(3)                                    514,187
           192,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       185,035
                                                                 ---------------
                                                                       1,486,872
                                                                 ---------------
SOFTWARE(2)
           500,000  Oracle Corp., 5.00%, 1/15/11                         492,767
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           680,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       691,900
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       367,500
           485,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       492,275
           750,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       769,687
           500,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16                                        496,156
           275,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     193,875
           225,000  United Auto Group, Inc.,
                    9.625%, 3/15/12                                      237,938
                                                                 ---------------
                                                                       3,249,331
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
           800,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      780,000
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(2)
           370,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       373,769
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           550,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                        523,875
           176,000  United Rentals North
                    America, Inc., 7.75%, 11/15/13                       169,400
                                                                 ---------------
                                                                         693,275
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      148,875
           710,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       691,302
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       514,994
           300,000  Nextel Partners Inc.,
                    8.125%, 7/1/11                                       316,500
           300,000  Rogers Wireless Inc.,
                    7.25%, 12/15/12                                      310,875
           350,000  Rogers Wireless Inc.,
                    7.50%, 3/15/15                                       367,500
           325,000  Rural Cellular Corp.,
                    9.75%, 1/15/10                                       325,000
           400,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       415,000

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        97,750
           325,000  UbiquiTel Operating Company,
                    9.875%, 3/1/11                                       355,063
                                                                 ---------------
                                                                       3,542,859
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 82,991,387
(Cost $83,722,141)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) - 5.0%
             3,707  FHLMC, 6.50%, 12/1/12                                  3,767
            41,814  FHLMC, 7.00%, 6/1/14                                  42,987
         1,077,421  FHLMC, 4.50%, 1/1/19(4)                            1,037,192
           837,560  FHLMC, 5.00%, 1/1/21                                 820,175
         2,021,231  FHLMC, 5.00%, 4/1/21                               1,979,279
             8,568  FHLMC, 7.00%, 8/1/29                                   8,836
            55,452  FHLMC, 8.00%, 7/1/30                                  58,409
           453,331  FHLMC, 5.50%, 12/1/33                                446,814
         2,651,000  FNMA, 5.00%,
                    settlement date 9/14/06(7)                         2,539,989
        15,789,500  FNMA, 5.50%,
                    settlement date 9/14/06(7)                        15,498,374
         8,967,000  FNMA, 6.00%,
                    settlement date 9/14/06(7)                         8,978,209
         7,337,356  FNMA, 6.50%,
                    settlement date 9/14/06(7)                         7,449,706
         4,841,000  FNMA, 5.50%,
                    settlement date 9/19/06(7)                         4,824,357
            12,900  FNMA, 6.50%, 4/1/12                                   13,108
            91,296  FNMA, 6.00%, 4/1/14                                   92,112
            41,001  FNMA, 7.50%, 6/1/15                                   42,489
           292,562  FNMA, 5.50%, 12/1/16                                 292,518
           680,382  FNMA, 4.50%, 5/1/19                                  654,714
           747,791  FNMA, 4.50%, 5/1/19                                  719,580
           492,789  FNMA, 5.00%, 9/1/20                                  482,825
             2,614  FNMA, 7.00%, 6/1/26                                    2,698
            22,619  FNMA, 7.50%, 3/1/27                                   23,492
             8,682  FNMA, 7.00%, 1/1/29                                    8,958
            59,604  FNMA, 6.50%, 4/1/29                                   60,870
            56,993  FNMA, 6.50%, 8/1/29                                   58,203
            95,140  FNMA, 6.50%, 12/1/29                                  97,161
            29,264  FNMA, 7.00%, 3/1/30                                   30,166
             9,744  FNMA, 7.00%, 5/1/30                                   10,038
            13,990  FNMA, 8.00%, 7/1/30                                   14,782
            15,756  FNMA, 7.50%, 9/1/30                                   16,315
            70,077  FNMA, 7.00%, 9/1/31                                   72,124
            42,426  FNMA, 6.50%, 1/1/32                                   43,248
           241,749  FNMA, 7.00%, 6/1/32                                  248,732
            65,283  FNMA, 6.50%, 8/1/32                                   66,547
           429,951  FNMA, 6.50%, 11/1/32                                 437,973
           396,449  FNMA, 5.50%, 6/1/33                                  390,444
         4,859,307  FNMA, 5.50%, 7/1/33                                4,785,708
           244,839  FNMA, 5.50%, 8/1/33                                  241,131
         3,335,180  FNMA, 5.00%, 11/1/33                               3,208,587
         3,168,901  FNMA, 5.50%, 1/1/34(4)                             3,120,905
         2,660,315  FNMA, 4.50%, 9/1/35                                2,478,929
         1,727,672  FNMA, 4.50%, 10/1/35                               1,609,876
             3,260  GNMA, 7.50%, 10/15/25                                  3,401
            48,403  GNMA, 6.00%, 3/15/26                                  48,986
            13,260  GNMA, 7.00%, 12/15/27                                 13,703
            13,458  GNMA, 6.50%, 2/15/28                                  13,797
            21,725  GNMA, 6.50%, 3/15/28                                  22,273
            19,585  GNMA, 7.00%, 8/15/29                                  20,219

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
             4,060  GNMA, 7.50%, 5/15/30                                   4,230
            93,259  GNMA, 7.00%, 5/15/31                                  96,255
           348,404  GNMA, 5.50%, 11/15/32                                345,589
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            63,580,780
(Cost $63,609,109)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.7%
         1,250,000  FHLB, 5.05%, 1/29/07(4)                            1,247,944
         1,800,000  FHLB, 4.625%, 2/1/08(4)                            1,788,338
         3,265,000  FHLB, 5.125%, 9/29/10(4)                           3,271,968
         2,600,000  FHLMC, 6.625%, 9/15/09                             2,716,563
        10,200,000  FHLMC, 5.25%, 7/18/11(4)                          10,302,571
         1,600,000  FHLMC, 5.50%, 3/28/16(4)                           1,605,318
         4,000,000  FHLMC, 5.30%, 5/12/20(4)                           3,822,464
         4,500,000  FNMA, 4.75%, 8/3/07(4)                             4,479,278
         4,950,000  FNMA, 5.80%, 2/9/26(4)                             4,927,002
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               34,161,446
(Cost $34,051,838)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(6) - 2.2%
         5,101,835  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.86%, 9/1/06                                        105,996
           815,864  Bank of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.48%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $815,864)(3)                          816,371
         1,625,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.44%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06, Cost
                    $1,625,000)(3)(4)                                  1,626,008
         8,377,891  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.93%, 9/1/06                         281,497
         3,885,242  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.13%,
                    9/1/06                                               109,610
           449,724  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.43%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $449,723)(3)                           450,063
         1,245,560  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.48%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $1,245,560)(3)(4)                   1,246,532
         2,157,612  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16                                      2,145,065
         1,515,016  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     1,498,422
           955,101  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      944,497
           300,431  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.73%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap of
                    7.50%                                                301,999
           448,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                       433,657
            64,434  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                         64,088
         1,650,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(4)                    1,611,237
         1,960,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(4)                        1,928,207

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 9/11/06(4)                                  2,464,957
         1,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(4)                             1,360,654
         1,940,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(4)                             1,846,296
         1,675,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(4)                             1,638,807
           566,256  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.43%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $566,256)(3)                           566,608
         1,275,000  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.41%, 9/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $1,275,000)(3)(4)                     1,275,000
            39,838  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                              40,510
           900,000  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.49%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $900,000)(3)                                    900,000
           975,000  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.45%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                              975,000
         3,040,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(4)                        3,025,797
           211,152  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    5.53%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                           211,331
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  27,868,209
(Cost $28,041,022)                                               ---------------

ASSET-BACKED SECURITIES(6) - 1.9%
             2,259  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $2,253)(3)                                        2,246
         1,019,074  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(4)                              1,019,841
         1,388,177  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.37%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 1,389,034
           453,008  Ameriquest Mortgage
                    Securities Inc., Series 2006 R1,
                    Class A2A, VRN, 5.41%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.08% with no caps                        453,378
               824  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $824)(3)                                            822
         1,500,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.39%, 9/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(4)                                         1,501,622
         1,606,629  Centex Home Equity, Series
                    2006 A, Class AV1, VRN, 5.38%,
                    9/25/06, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(4)                                         1,607,494

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           924,211  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.40%,
                    9/15/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(4)                                           925,026
           117,806  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 5.45%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                        117,881
           341,318  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 5.46%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                              341,576
           832,633  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.37%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        833,148
         1,347,434  Countrywide Asset-Backed
                    Certificates, Series 2006-6, Class
                    2A1, VRN, 5.39%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps                            1,348,357
           637,564  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                        638,002
         1,450,000  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.42%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(8)                              1,450,000
         1,600,000  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN, 5.37%,
                    9/25/06, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(4)                                         1,600,000
           756,128  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              756,758
           744,844  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.40%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                   745,430
         1,888,662  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.37%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 1,889,828
            95,773  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.41%, 9/25/06, resets montly off
                    the 1-month LIBOR plus 0.08%
                    with no caps                                          95,858
           150,129  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.39%, 9/25/06, resets montly off
                    the 1-month LIBOR plus 0.06%
                    with no caps                                         150,222
            10,469  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    5.45%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                            10,476
         2,190,041  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.42%, 9/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         2,191,670
           159,869  Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 5.44%, 9/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with a cap
                    of 14.00%                                            159,978
           120,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       116,290
           848,307  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.36%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                         848,812
           260,166  SLM Student Loan Trust, Series
                    2006-4, Class A1, VRN, 5.36%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                         260,323

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           920,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.38%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                         920,000
           800,000  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.35%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.04%
                    with no caps                                         800,000
         1,300,000  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.37%, 9/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(4)                         1,300,000
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         23,474,072
(Cost $23,465,286)                                               ---------------

COMMERCIAL PAPER(9) - 1.7%
         1,500,000  Allied Irish Banks N.A., 5.32%,
                    10/23/06 (Acquired 8/4/06,
                    Cost $1,482,267)(3)(4)                             1,488,495
         1,000,000  Amsterdam Funding Corp., 5.35%,
                    9/7/06 (Acquired 7/20/06, Cost
                    $992,718)(3)(4)                                      999,112
         1,000,000  Cedar Springs Capital Co., 5.40%,
                    10/12/06 (Acquired 7/13/06,
                    Cost $986,350)(3)(4)                                 993,905
         1,000,000  Citibank Credit Card Issuance
                    Trust, 5.36%, 9/5/06 (Acquired
                    7/18/06, Cost $992,704)(3)(4)                        999,413
         1,000,000  Crown Point Capital Co., 5.28%,
                    11/15/06 (Acquired 8/15/06,
                    Cost $986,653)(3)(4)                                 988,823
         1,000,000  HBOS Treasury Services plc,
                    5.28%, 11/6/06                                       990,309
         1,000,000  ING (U.S.) Funding LLC, 5.24%,
                    2/26/07(4)                                           973,503
         1,000,000  IXIS, 5.31%, 9/8/06 (Acquired
                    7/18/06, Cost $992,330)(3)                           998,979
         1,000,000  Legacy Capital LLC, 5.26%,
                    9/15/06 (Acquired 8/15/06,
                    Cost $995,471)(3)                                    997,931
         1,000,000  Merrill Lynch & Co., Inc.,
                    5.33%, 10/10/06                                      994,261
         1,000,000  MetLife Funding, Inc.,
                    5.15%, 9/6/06                                        999,271
         1,000,000  Old Line Funding Corp., 5.26%,
                    10/3/06 (Acquired 8/10/06, Cost
                    $992,110)(3)                                         995,286
         1,000,000  Ranger Funding Co. LLC, 5.36%,
                    9/8/06 (Acquired 7/26/06, Cost
                    $993,449)(3)                                         998,969
         1,000,000  Ranger Funding Co. LLC, 5.25%,
                    9/11/06 (Acquired 8/10/06, Cost
                    $995,333)(3)                                         998,529
         1,000,000  Spintab AB, 5.28%, 11/14/06(4)                       989,056
         1,000,000  Thunder Bay Funding LLC, 5.26%,
                    9/20/06 (Acquired 8/10/06, Cost
                    $994,009)(3)(4)                                      997,185
         1,000,000  UBS Finance LLC, 5.35%,
                    9/12/06(4)                                           998,397
         1,200,000  Wal-Mart Stores, Inc., 5.19%,
                    10/17/06 (Acquired 8/25/06,
                    Cost $1,190,831)(3)(4)                             1,191,904
         1,500,000  Wells Fargo & Co., 5.25%,
                    9/14/06(4)                                         1,497,160
         1,000,000  Windmill Funding Corp., 5.26%,
                    10/5/06 (Acquired 8/24/06, Cost
                    $993,863)(3)                                         994,980
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                21,085,468
(Cost $21,086,481)                                               ---------------

U.S. TREASURY SECURITIES - 1.5%
         1,000,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(4)                                 1,333,985
         2,925,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(4)                                 3,632,487
           400,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27                                     461,875

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           822,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30                                       973,749
         3,577,770  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(4)                           3,503,839
         2,572,000  U.S. Treasury Notes,
                    4.875%, 4/30/11(4)                                 2,590,588
         5,100,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(4)                                 5,192,041
         1,194,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(4)                                 1,207,899
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        18,896,463
(Cost $18,805,750)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.0%
            48,000  Bundesschatzanweisungen,
                    3.00%, 3/23/07                                     6,122,202
            37,000  Hydro Quebec, 8.40%, 1/15/22                          48,194
         5,350,335  KfW, VRN, 0.20%, 11/8/06, resets
                    quarterly off the 3-month JPY
                    LIBOR minus 0.215% with
                    no caps                                            5,718,712
           400,000  Province of Quebec,
                    5.00%, 7/17/09                                       399,396
           430,000  Republic of Italy, 4.00%, 6/16/08                    421,838
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                12,710,342
(Cost $12,820,932)                                               ---------------

MUNICIPAL SECURITIES - 0.3%
         2,500,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(4)                      2,981,700
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        281,829
           340,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.32%, 9/6/06
                    (LOC: Keybank N.A.)                                  340,000
           400,000  Utah Housing Corp. Rev.,
                    Series 2004 B, (Tanglewood),
                    VRDN, 5.38%, 9/6/06
                    (LOC: Citibank N.A.)                                 400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             4,003,529
(Cost $3,881,594)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.1%
         1,000,000  Canadian Imperial Bank of
                    Commerce (New York),
                    5.42%, 11/3/06(4)                                  1,000,133
                                                                 ---------------
(Cost $1,000,000)

TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 8.125% - 8.75%, 5/15/17 - 8/15/21,
valued at $41,770,686), in a joint trading
account at 5.20%, dated 8/31/06, due 9/1/06
(Delivery value $40,905,908)(4)                                       40,900,000
                                                                 ---------------
(Cost $40,900,000)

TOTAL INVESTMENT SECURITIES - 103.0%                               1,296,278,303
                                                                 ---------------
(Cost $1,164,250,919)

OTHER ASSETS AND LIABILITIES - (3.0)%                               (38,190,172)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,258,088,131
                                                                 ===============

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
109 U.S. Treasury 2-Year Notes    December 2006      $22,273,469      $  32,114
299 U.S. Treasury 5-Year Notes    December 2006       31,427,703         71,421
                                                   -----------------------------
                                                     $53,701,172      $ 103,535
                                                   =============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                        Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 19 U.S. Long Bond                December 2006      $ 2,110,187      $ (14,887)
286 U.S. Treasury 10-Year Notes   December 2006       30,709,250       (130,237)
                                                   -----------------------------
                                                     $32,819,437      $(145,124)
                                                   =============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount      Description of Agreement      Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$5,000,000        Pay quarterly a fixed rate        June 2011          $ (7,759)
                  equal to 0.40% multiplied by
                  the notional amount and
                  receive from Barclays Capital,
                  Inc. upon each default event
                  of one of the issues of Dow
                  Jones CDX N.A. Investment
                  Grade 6, par value of the
                  proportional notional amount.
 2,400,000        Pay quarterly a fixed rate        June 2011            (2,277)
                  equal to 0.75% multiplied by
                  the notional amount and receive
                  from Deutsche Bank AG upon each
                  default event of one of the
                  issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value
                  of the proportional notional
                  amount.
--------------------------------------------------------------------------------
INTEREST RATE
--------------------------------------------------------------------------------
 1,854,000        Receive semiannually a fixed      November 2030        95,113
                  rate equal to 5.6965% and pay
                  quarterly a variable rate based
                  on the 3-month LIBOR with
                  Barclays Capital, Inc.
                                                                      ----------
                                                                       $ 85,077
                                                                      ==========

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was $29,930,442, which represented 2.4% of total net assets.
(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements, and/or when-issued securities.
(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    August 31, 2006.
(6) Final maturity indicated, unless otherwise noted.
(7) Forward commitment.
(8) When-issued security.
(9) The rate indicated is the yield to maturity at purchase.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,175,664,469
                                                                 ===============
Gross tax appreciation of investments                            $  139,830,611
Gross tax depreciation of investments                               (19,216,777)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  120,613,834
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEWTON FUND
AUGUST 31, 2006

[american century investments logo and text logo]

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
AUTO COMPONENTS - 0.7%
             4,625  Dorman Products Inc.(1)                        $      48,563
                                                                 ---------------
AUTOMOBILES - 1.8%
             7,312  Ford Motor Company                                    61,201
             2,363  General Motors Corp.                                  68,953
                                                                 ---------------
                                                                         130,154
                                                                 ---------------
BIOTECHNOLOGY - 1.7%
             2,258  ICOS Corp.(1)                                         55,502
            17,086  Isolagen Inc.(1)                                      60,997
                                                                 ---------------
                                                                         116,499
                                                                 ---------------
BUILDING PRODUCTS - 0.7%
             2,165  AAON Inc.                                             52,631
                                                                 ---------------
CAPITAL MARKETS - 1.5%
               397  Bear Stearns
                    Companies Inc. (The)                                  51,749
             1,471  Mellon Financial Corp.                                54,765
                                                                 ---------------
                                                                         106,514
                                                                 ---------------
CHEMICALS - 2.0%
            13,148  ICO Inc.(1)                                           82,044
             2,230  Lyondell Chemical Co.                                 57,935
                                                                 ---------------
                                                                         139,979
                                                                 ---------------
COMMERCIAL BANKS - 1.8%
             1,876  Credicorp Ltd.                                        69,788
             3,036  State Bancorp Inc.                                    56,287
                                                                 ---------------
                                                                         126,075
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
             3,400  Cornell Companies Inc.(1)                             59,976
             1,763  Mobile Mini Inc.(1)                                   47,460
                                                                 ---------------
                                                                         107,436
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
             7,132  UTStarcom Inc.(1)                                     58,554
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.2%
             6,410  Cray Inc.(1)                                          81,728
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 1.0%
            17,264  Graphic Packaging Corp.(1)                            66,984
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.6%
             1,866  Golden Telecom Inc.                                   56,913
             4,155  Windstream Corp.                                      54,846
                                                                 ---------------
                                                                         111,759
                                                                 ---------------
ELECTRICAL EQUIPMENT - 6.3%
             5,140  Deswell Industries Inc.                               52,839
             4,708  Encore Wire Corp.(1)                                 176,832
             3,118  EnerSys(1)                                            55,407
               749  Genlyte Group Inc.(1)                                 49,082
             2,600  II-VI Inc.(1)                                         54,782
             3,114  LSI Industries Inc.                                   57,080
                                                                 ---------------
                                                                         446,022
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.5%
             7,212  GTSI Corp.(1)                                         59,066
             9,487  Intelli-Check, Inc.(1)                                58,345
            25,181  Pemstar Inc.(1)                                       96,192
             4,186  Planar Systems Inc.(1)                                41,148
             5,888  Spectrum Control Inc.(1)                              60,647
                                                                 ---------------
                                                                         315,398
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
             1,993  Gulf Island Fabrication Inc.                          53,951
                                                                 ---------------
FOOD PRODUCTS - 3.3%
             1,060  Alico, Inc.                                           62,307
             1,226  JM Smucker Co. (The)                                  59,620
             1,872  Smithfield Foods Inc.(1)                              56,216
             6,573  SunOpta Inc.(1)                                       55,082
                                                                 ---------------
                                                                         233,225
                                                                 ---------------
GAS UTILITIES - 0.9%
             1,460  Energen Corp.                                         63,714
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
             1,173  Mentor Corp.                                          56,937
             4,037  Merit Medical Systems Inc.(1)                         56,599
               802  Zimmer Holdings Inc.(1)                               54,536
                                                                 ---------------
                                                                         168,072
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.3%
             2,295  AMERIGROUP Corporation(1)                             72,384
            20,774  I-Trax Inc.(1)                                        65,854
             1,737  Kindred Healthcare Inc.(1)                            54,090

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             2,577  Medcath Corp.(1)                                      72,671
            23,322  Metropolitan Health
                    Networks, Inc.(1)                                     54,807
             1,254  Triad Hospitals Inc.(1)                               55,251
                                                                 ---------------
                                                                         375,057
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.7%
             2,511  Allscripts Healthcare
                    Solutions Inc.(1)                                     51,124
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
             1,568  International Game Technology                         60,650
                                                                 ---------------
HOUSEHOLD DURABLES - 0.9%
             3,472  Kimball International, Inc. Cl B                      61,246
                                                                 ---------------
INSURANCE - 1.8%
             3,192  CNA Surety Corp.(1)                                   63,520
             7,838  Crawford & Co. Cl B                                   61,999
                                                                 ---------------
                                                                         125,519
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
             1,708  Priceline.com Inc.(1)                                 57,030
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.8%
             6,210  Aptimus Inc.(1)                                       49,680
               593  Baidu.com ADR(1)                                      46,076
             3,857  iMergent, Inc.(1)                                     49,794
             1,691  Travelzoo Inc.(1)                                     50,256
                                                                 ---------------
                                                                         195,806
                                                                 ---------------
IT SERVICES - 3.2%
             8,583  Carreker Corp.(1)                                     56,219
             3,073  Kanbay International, Inc.(1)                         56,881
             7,887  Lionbridge Technologies, Inc.(1)                      56,155
             2,502  Total System Services Inc.                            55,770
                                                                 ---------------
                                                                         225,025
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
             7,192  Diversa Corp.(1)                                      66,166
                                                                 ---------------
MACHINERY - 0.9%
             1,771  Twin Disc Inc.                                        61,454
                                                                 ---------------
MARINE - 2.3%
             4,074  Diana Shipping Inc.                                   52,269
             4,689  Excel Maritime Carriers Ltd.(1)                       54,205

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             6,025  Quintana Maritime Ltd.                                57,840
                                                                 ---------------
                                                                         164,314
                                                                 ---------------
MEDIA - 3.4%
            11,509  Knology Inc.(1)                                      117,392
             1,839  Scholastic Corp.(1)                                   55,280
             8,143  TiVo Inc.(1)                                          67,180
                                                                 ---------------
                                                                         239,852
                                                                 ---------------
METALS & MINING - 7.5%
             4,091  Agnico-Eagle Mines Ltd.                              154,434
             4,182  AK Steel Holding Corp.(1)                             52,735
             2,362  Brush Engineered
                    Materials Inc.(1)                                     63,113
             5,018  Kinross Gold Corp.(1)                                 70,352
             7,354  Minefinders Corp.(1)                                  72,658
             1,742  Northwest Pipe Co.(1)                                 52,713
             2,757  Universal Stainless & Alloy(1)                        67,381
                                                                 ---------------
                                                                         533,386
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.5%
             9,408  Blue Dolphin Energy Co.(1)                            47,228
             1,183  Dampskibsselskabet Torm
                    AS ADR(1)                                             62,013
             1,994  Dorchester Minerals L.P.                              56,829
             1,161  Enbridge Energy
                    Management LLC(1)                                     54,509
             5,860  Exploration Company of
                    Delaware, Inc. (The)(1)                               68,738
             3,032  Jed Oil Inc.(1)                                       47,299
             1,268  Petroleum Development Corp.(1)                        54,144
                                                                 ---------------
                                                                         390,760
                                                                 ---------------
PERSONAL PRODUCTS - 1.5%
             6,418  Integrated Biopharma Inc.(1)                          51,087
             1,243  USANA Health Sciences, Inc.(1)                        55,637
                                                                 ---------------
                                                                         106,724
                                                                 ---------------
PHARMACEUTICALS - 1.5%
             1,990  CNS Inc.                                              56,118
             3,944  Taro Pharmaceutical
                    Industries Ltd.(1)                                    51,588
                                                                 ---------------
                                                                         107,706
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 4.8%
             4,233  Ashford Hospitality Trust, Inc.                       50,669
             1,885  Digital Realty Trust Inc.                             56,380
             3,527  Education Realty Trust, Inc.                          49,978
             1,287  Entertainment Properties Trust                        64,170
             2,674  Longview Fibre Co.                                    55,726
               983  Mid-America Apartment
                    Communities Inc.                                      59,373
                                                                 ---------------
                                                                         336,296
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.8%
             5,442  Affordable Residential
                    Communities Inc.(1)                                   56,488
                                                                 ---------------
ROAD & RAIL - 1.5%
             1,001  Ryder System, Inc.                                    49,469
             1,858  Saia Inc.(1)                                          57,134
                                                                 ---------------
                                                                         106,603
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.3%
             1,285  Hittite Microwave Corp.(1)                            58,056
             6,088  PowerDsine Ltd.(1)                                    56,314
            22,060  Ramtron International Corp.(1)                        54,047
            18,216  Zilog Inc.(1)                                         64,121
                                                                 ---------------
                                                                         232,538
                                                                 ---------------
SOFTWARE - 6.1%
             2,565  Altiris Inc.(1)                                       57,969
            10,792  Callidus Software Inc.(1)                             50,614
            13,099  Captaris, Inc.(1)                                     67,853
             2,063  Internet Security Systems(1)                          57,063
             2,534  Manhattan Associates Inc.(1)                          58,814
             4,204  Mentor Graphics Corp.(1)                              60,958
            33,312  Sonic Foundry, Inc.(1)                                75,618
                                                                 ---------------
                                                                         428,889
                                                                 ---------------
SPECIALTY RETAIL - 3.4%
             1,754  American Eagle Outfitters, Inc.                       67,758
             2,519  Bebe Stores Inc.                                      56,123
             2,717  Cabela's Inc.(1)                                      54,557
             1,586  CarMax, Inc.(1)                                       59,776
                                                                 ---------------
                                                                         238,214
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
             3,113  Delta Apparel Inc.                                    60,174
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
             3,623  CFS Bancorp Inc.                                      54,345
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
             6,091  Industrial Distribution
                    Group, Inc.(1)                                        51,469
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.8%
             1,530  Grupo Aeroportuario del Sureste
                    SA de CV ADR                                          54,055
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.6%
             1,515  Mobile TeleSystems ADR(1)                             55,449
             2,436  USA Mobility Inc.                                     55,663
                                                                 ---------------
                                                                         111,112
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.1%                                    6,979,260
                                                                 ---------------
(Cost $6,213,429)

OTHER ASSETS AND LIABILITIES - 0.9%                                       62,261
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   7,041,521
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $6,213,429
                                                                 ===============
Gross tax appreciation of investments                                $  919,862
Gross tax depreciation of investments                                  (154,031)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  765,831
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:  /s/ William M. Lyons
     -----------------------------------------
     Name:   William M. Lyons
     Title:  President

Date:  October 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
     -----------------------------------------
     Name:   William M. Lyons
     Title:  President
             (principal executive officer)

Date:  October 26, 2006

By:  /s/ Robert J. Leach
     ------------------------------------------
     Name:   Robert J. Leach
     Title:  Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:  October 26, 2006